UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Short-Term Bond

Fund

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	1.99%	5.53%	5.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund on April 30, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® 1-3 Year Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Short-Term Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

For the 12 months that ended April 30, 2004, the fund returned 1.99%. During the same period, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 1.67%, while the LipperSM Short Investment Grade Debt Funds Average returned 1.27%. The fund benefited from strength among its non-Treasury investments, which included asset-backed securities (ABS) and mortgage bonds, neither of which are included in the Lehman Brothers index. Corporate bonds also did well, benefiting from an improving economy. I maintained a focus on lower-quality telecommunications and utilities bonds, which were among the better performing sectors. During the year, I trimmed the fund's stake in corporate bonds that had gotten expensive, and shifted into more attractively valued ABS. My focus was on home equity ABS, which did especially well. The fund also had a sizable stake in higher-premium mortgage bonds, which benefited as rising interest rates slowed prepayment fears. Prepayments occur when homeowners pay off their higher rate mortgages before their due dates. Although Treasury bonds suffered as yields rose, which hurt the fund's performance, they accounted for only about 8% of its total net assets at period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
U.S. Government and U.S. Government Agency Obligations 24.6%	U.S.Government and U.S. Government Agency Obligations 26.2%
AAA 25.3%	AAA 24.0%
AA 5.6%	AA 3.9%
A 15.8%	A 16.4%
BBB 16.3%	BBB 16.4%
BB and Below 1.2%	BB and Below 2.1%
Not Rated 1.1%	Not Rated 4.4%
Short-Term Investments and Net Other Assets 10.1%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	2.5	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *	As of October 31, 2003 **
Corporate Bonds 22.3%	Corporate Bonds 25.9%
U.S. Government and U.S. Government Agency Obligations 24.6%	U.S. Government and U.S. Government Agency Obligations 26.2%
Asset-Backed Securities 27.2%	Asset-Backed Securities 27.9%
CMOs and Other Mortgage Related Securities 15.4%	CMOs and Other Mortgage Related Securities 13.0%
Other Investments 0.4%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 10.1%	Short-Term Investments and Net Other Assets 6.6%

* Foreign investments	4.7%	** Foreign investments	4.2%
* Futures and Swaps	19.5%	** Futures and Swaps	10.6%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.6%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,165	$ 3,109
4.75% 1/15/08	15,135	15,354
6.9% 9/1/04	2,000	2,031
7.4% 1/20/05	2,800	2,907
7.75% 6/15/05	3,780	4,010
		27,411
Media - 3.0%
AOL Time Warner, Inc.:
5.625% 5/1/05	9,700	10,052
6.15% 5/1/07	10,685	11,431
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,814
Continental Cablevision, Inc.:
8.3% 5/15/06	22,050	24,296
9% 9/1/08	6,600	7,773
Cox Communications, Inc.:
6.875% 6/15/05	9,757	10,242
7.5% 8/15/04	7,200	7,315
7.75% 8/15/06	3,445	3,802
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	7,020	7,054
Liberty Media Corp. 2.61% 9/17/06 (f)	17,700	18,009
News America, Inc. 6.625% 1/9/08	15,595	17,019
TCI Communications, Inc. 8% 8/1/05	14,250	15,213
Time Warner, Inc.:
7.75% 6/15/05	12,355	13,043
7.975% 8/15/04	2,997	3,050
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,488
3.875% 10/15/08	1,915	1,882
		165,483
Textiles Apparel & Luxury Goods - 0.0%
Jones Apparel Group, Inc. 7.5% 6/15/04	3,200	3,220
TOTAL CONSUMER DISCRETIONARY		196,114
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	11,150	11,640
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
ConAgra Foods, Inc. 6% 9/15/06	$ 4,400	$ 4,684
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,890
		22,574
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,752
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,292
		16,044
TOTAL CONSUMER STAPLES		50,258
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,267
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	8,750	8,889
		15,156
Oil & Gas - 0.4%
Duke Energy Field Services LLC 5.75% 11/15/06	3,650	3,854
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,214
Pemex Project Funding Master Trust 2.64% 1/7/05 (a)(f)	9,850	9,939
		22,007
TOTAL ENERGY		37,163
FINANCIALS - 10.4%
Capital Markets - 1.1%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	3,882
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	14,750	14,290
4.25% 9/4/12 (f)	7,460	7,498
Goldman Sachs Group LP 7.2% 11/1/06 (a)	1,500	1,651
Goldman Sachs Group, Inc. 4.125% 1/15/08	8,420	8,534
J.P. Morgan Chase & Co. 3.5% 3/15/09	12,380	11,975
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	5,017
6.625% 2/5/06	1,000	1,068
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,859
Morgan Stanley:
3.625% 4/1/08	425	422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.8% 4/1/07	$ 1,500	$ 1,602
NationsBank Corp. 6.875% 2/15/05	1,500	1,557
		64,355
Commercial Banks - 0.8%
Bank of America Corp.:
3.875% 1/15/08	485	489
7.125% 9/15/06	8,850	9,690
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,834
First National Boston Corp. 8% 9/15/04	3,157	3,232
Korea Development Bank:
3.875% 3/2/09	12,600	12,254
7.375% 9/17/04	3,140	3,180
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,418
Popular North America, Inc. 6.125% 10/15/06	5,195	5,560
		42,657
Consumer Finance - 2.6%
American General Finance Corp. 4.5% 11/15/07	5,200	5,356
Ford Motor Credit Co.:
6.5% 1/25/07	20,380	21,612
6.875% 2/1/06	28,000	29,637
General Motors Acceptance Corp.:
6.125% 2/1/07	2,785	2,940
6.125% 8/28/07	11,785	12,453
6.75% 1/15/06	34,545	36,580
Household Finance Corp.:
4.125% 12/15/08	4,170	4,168
4.625% 1/15/08	4,598	4,729
5.75% 1/30/07	4,380	4,665
Household International, Inc. 8.875% 2/15/08	10,500	11,589
John Deere Capital Corp. 1.71% 9/17/04 (f)	7,850	7,864
		141,593
Diversified Financial Services - 3.1%
Citigroup, Inc. 6.75% 12/1/05	20,400	21,810
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	5,055	4,936
Deutsche Telekom International Finance BV:
3.875% 7/22/08	8,525	8,479
8.25% 6/15/05	18,970	20,193
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
NiSource Finance Corp. 3.2% 11/1/06	$ 4,940	$ 4,941
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,630
Powergen US Funding LLC 4.5% 10/15/04	16,935	17,113
Prime Property Funding II 6.25% 5/15/07	6,000	6,496
Sprint Capital Corp.:
6% 1/15/07	11,760	12,501
7.125% 1/30/06	8,560	9,183
Telecom Italia Capital 4% 11/15/08 (a)	15,250	15,117
Verizon Global Funding Corp.:
4% 1/15/08	6,150	6,214
6.125% 6/15/07	25,295	27,289
		170,902
Insurance - 0.4%
Allstate Corp. 7.875% 5/1/05	5,945	6,285
MetLife, Inc. 3.911% 5/15/05	14,850	15,110
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,824
		24,219
Real Estate - 1.9%
AMB Property LP 7.2% 12/15/05	5,040	5,429
Arden Realty LP 8.875% 3/1/05	9,925	10,449
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,501
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,527
Camden Property Trust 5.875% 6/1/07	3,305	3,524
CarrAmerica Realty Corp. 5.25% 11/30/07	10,115	10,618
CenterPoint Properties Trust 6.75% 4/1/05	1,530	1,584
Duke Realty LP 6.875% 3/15/05	4,100	4,269
EOP Operating LP:
6.625% 2/15/05	3,200	3,313
6.763% 6/15/07	8,650	9,451
7.75% 11/15/07	3,100	3,509
8.375% 3/15/06	5,700	6,260
ERP Operating LP 7.1% 6/23/04	14,853	14,963
Gables Realty LP:
5.75% 7/15/07	7,235	7,653
7.25% 2/15/06	10,600	11,349
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,527
		103,926
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	900	957
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc.:
1.6% 6/2/06 (f)	$ 5,250	$ 5,286
5.5% 8/1/06	735	773
5.625% 5/15/07	3,765	3,994
Washington Mutual, Inc.:
4.375% 1/15/08	5,950	6,047
5.625% 1/15/07	8,500	9,004
		26,061
TOTAL FINANCIALS		573,713
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.5%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	19,275	20,253
Raytheon Co. 6.75% 8/15/07	4,100	4,493
		24,746
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	2,405	2,517
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	6,990	7,218
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 6.375% 6/15/05	30,650	31,883
TOTAL INDUSTRIALS		66,364
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	24,950	26,500
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	4,365	4,805
Paper & Forest Products - 0.5%
Boise Cascade Corp. 7.35% 10/11/04	9,760	9,898
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co. 4.25% 1/15/09	$ 1,970	$ 1,955
Weyerhaeuser Co. 5.95% 11/1/08	16,600	17,725
		29,578
TOTAL MATERIALS		34,383
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
British Telecommunications PLC 7.875% 12/15/05	11,950	12,934
France Telecom SA 8.2% 3/1/06	22,800	24,798
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,475	5,833
Telefonica Europe BV 7.35% 9/15/05	935	996
		44,561
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09 (a)	13,310	12,760
AT&T Wireless Services, Inc.:
7.35% 3/1/06	4,900	5,302
7.5% 5/1/07	7,142	7,931
		25,993
TOTAL TELECOMMUNICATION SERVICES		70,554
UTILITIES - 2.5%
Electric Utilities - 2.2%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	24,180	24,403
Detroit Edison Co. 5.05% 10/1/05	2,940	3,042
DTE Energy Co. 6.45% 6/1/06	8,755	9,301
Duke Capital Corp.:
4.37% 3/1/09	9,565	9,377
6.25% 7/15/05	6,775	7,063
FirstEnergy Corp. 5.5% 11/15/06	21,660	22,601
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,679
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,272
Monongahela Power Co. 5% 10/1/06	5,685	5,763
Pacific Gas & Electric Co.:
1.81% 4/3/06 (f)	7,415	7,418
3.6% 3/1/09	1,620	1,571
Progress Energy, Inc. 6.75% 3/1/06	13,200	14,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Southwestern Public Service Co. 5.125% 11/1/06	$ 3,900	$ 4,081
Wisconsin Electric Power Co. 7.25% 8/1/04	3,000	3,042
		119,715
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 7.375% 4/1/05	4,900	5,130
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,537
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	2,895	3,004
		16,671
TOTAL UTILITIES		136,386
TOTAL NONCONVERTIBLE BONDS (Cost $1,166,851)		1,191,435
U.S. Government and Government Agency Obligations - 13.9%

U.S. Government Agency Obligations - 5.9%
Fannie Mae:
0% 5/19/04 (d)	6,750	6,747
6% 5/15/08	115,618	125,521
Freddie Mac:
2.7% 3/16/07	84,000	83,254
2.875% 12/15/06	110,000	110,024
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1995-A, 6.28% 6/15/04	471	474
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		326,020
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds:
10% 5/15/10	30,740	33,298
11.75% 2/15/10	30,180	32,540
12% 8/15/13	61,275	82,144
U.S. Treasury Notes:
1.875% 1/31/06	74,350	73,967
2.625% 11/15/06	99,800	99,730
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 11/15/06	$ 955	$ 975
4.375% 5/15/07 (e)	113,430	118,282
TOTAL U.S. TREASURY OBLIGATIONS		440,936
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $776,505)		766,956
U.S. Government Agency - Mortgage Securities - 4.9%

Fannie Mae - 4.5%
5.5% 8/1/14 to 4/1/18	68,737	70,696
5.5% 5/1/19 (b)	43,600	44,745
6% 7/1/11	2,425	2,538
6.5% 5/1/06 to 2/1/32 (b)	106,861	112,923
6.5% 4/1/19 (b)	655	693
7% 10/1/11 to 5/1/32	13,776	14,675
7% 5/1/19 (b)	1,843	1,965
7.5% 6/1/12 to 11/1/31	1,117	1,197
11.5% 11/1/15	392	449
TOTAL FANNIE MAE		249,881
Freddie Mac - 0.0%
8.5% 5/1/27 to 7/1/28	945	1,028
12% 11/1/19	74	84
TOTAL FREDDIE MAC		1,112
Government National Mortgage Association - 0.4%
7% 11/15/27 to 8/15/32	17,330	18,446
8% 3/15/27	31	34
11% 7/15/10	1	1
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		18,481
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $267,870)		269,474
Asset-Backed Securities - 21.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	$ 9,848	$ 9,879
Series 2003-3 Class A1, 4.46% 1/25/34	9,118	8,962
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.44% 6/25/32 (f)	3,549	3,556
Series 2002-HE2 Class A2A, 1.53% 8/25/32 (f)	3,661	3,670
Series 2003-HE1:
Class A2, 1.51% 11/25/33 (f)	12,339	12,386
Class M1 1.75% 11/25/33 (f)	1,965	1,977
Class M2, 2.8% 11/25/33 (f)	1,228	1,248
Series 2003-NC1 Class A2A, 1.52% 7/25/33 (f)	15,990	16,068
Series 2004-HE1 Class A2B, 1.55% 2/25/34 (f)	6,810	6,803
American Express Credit Account Master Trust Series 2000-1 Class A, 7.2% 9/17/07	17,800	18,580
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	17,370	17,831
Series 2001-C Class A4, 5.01% 7/14/08	20,500	21,169
Series 2002-A Class A4, 4.61% 1/12/09	2,555	2,630
Series 2002-B:
Class A3, 3.78% 2/12/07	13,194	13,313
Class A4, 4.46% 4/12/09	5,275	5,437
Series 2003-AM Class A4A, 3.1% 11/6/09	4,510	4,538
Series 2003-BX:
Class A3, 2.11% 8/6/07	3,765	3,772
Class A4A, 2.72% 1/6/10	5,650	5,630
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,543
Series 2003-DM Class A4, 2.84% 8/6/10	7,270	7,189
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.54% 2/25/33 (f)	1,832	1,840
Series 2002-AR1 Class M1, 1.81% 9/25/32 (f)	6,400	6,441
Series 2003-3 Class S, 5% 9/25/05 (h)	19,063	783
Series 2003-7 Class M1, 1.95% 8/25/33 (f)	2,945	2,990
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.43% 6/25/32 (f)	4,724	4,735
Series 2002-BC3N Class B2, 7% 6/25/32 (a)	99	98
Series 2002-BC6 Class AIO, 6% 8/25/04 (h)	43,771	804
Series 2002-BC7:
Class AIO, 6% 9/25/04 (h)	30,455	709
Class M1, 1.9% 10/25/32 (f)	6,600	6,650
Series 2002-BC9 Class A2, 1.58% 12/25/32 (f)	3,021	3,039
AQ Finance NIMS Trust Series 2003-N1 Class NOTE, 9.37% 3/25/33 (a)	931	931
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.55% 9/25/33 (f)	$ 1,541	$ 1,549
Class AV2, 1.5% 9/25/33 (f)	1,679	1,685
Class M2, 2.9% 9/25/33 (f)	14,400	14,800
Series 2003-W6 Class AV2, 1.47% 1/25/34 (f)	15,544	15,598
Series 2003-W7:
Class A2, 1.49% 3/1/34 (f)	12,279	12,327
Class M1, 1.79% 3/1/34 (f)	11,700	11,792
Series 2003-W9 Class M1, 1.79% 3/25/34 (f)	8,200	8,267
Series 2004-W5 Class M1, 1.69% 4/25/34 (f)	3,990	3,983
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.37% 11/15/31 (f)	2,045	2,047
Series 2002-HE3 Class 2A, 1.5% 10/15/32 (f)	1,435	1,439
Series 2003-HE2 Class A2, 1.48% 4/15/33 (f)	8,494	8,523
Series 2003-HE3 Class A2, 1.45% 6/15/33 (f)	1,436	1,439
Series 2003-HE4 Class A3, 1.32% 8/15/33 (f)	3,977	3,976
Series 2003-HE5 Class A2B, 4% 8/15/33	3,717	3,715
Series 2003-HE7 Class A3, 1.46% 12/15/33 (f)	11,372	11,407
Series 2004-HE3 Class M2, 0% 5/26/34 (c)	3,325	3,321
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	9,494	9,688
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.44% 5/15/08 (f)	6,600	6,621
Series 2002-C2 Class C2, 2.09% 5/15/08 (f)	17,230	17,366
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.68% 12/25/33 (a)(f)	18,111	18,157
Bayview Financial Asset Trust Series 2000-F Class A, 1.6% 9/28/43 (f)	13,581	13,640
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (f)	10,027	10,050
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	3,194	3,216
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	8,777	8,832
Series 2002-5 Class B, 2.8% 4/15/08	7,588	7,646
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	11,800	12,168
Capital One Master Trust:
Series 1999-3 Class B, 1.58% 9/15/09 (f)	5,500	5,506
Series 2001-1 Class B, 1.61% 12/15/10 (f)	8,715	8,787
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,747
Series 2002-3A Class B, 4.55% 2/15/08	12,750	12,978
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (f)	$ 8,935	$ 8,988
Series 2003-B1 Class B1, 2.27% 2/17/09 (f)	20,015	20,373
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.44% 1/25/32 (f)	3,662	3,663
Series 2002-HE2:
Class A, 1.39% 1/25/33 (f)	2,267	2,270
Class M1, 1.8% 1/25/33 (f)	5,000	5,036
Series 2003-HE4 Class A2, 1.33% 3/25/34 (f)	20,279	20,290
Chase Credit Card Master Trust Series 2003-6 Class B, 1.45% 2/15/11 (f)	9,850	9,925
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (f)	4,125	4,125
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	1,543	1,556
Series 2001-A Class CTFS, 5.06% 2/15/08	690	703
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (f)	13,600	13,644
Series 2002-B1 Class B1, 1.44% 6/25/09 (f)	9,055	9,090
Series 2002-C1 Class C1, 2.12% 2/9/09 (f)	13,600	13,820
Series 2003-C1 Class C1, 2.24% 4/7/10 (f)	12,200	12,509
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.51% 12/25/33 (f)	12,389	12,412
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 1.35% 7/25/34 (f)	8,285	8,282
Class M1, 1.6% 5/25/34 (f)	5,200	5,195
Series 2004-3 Class 3A4, 1.35% 8/25/34 (f)	12,410	12,314
Series 2004-4:
Class A, 1.47% 8/25/34 (f)	5,228	5,218
Class M1, 1.58% 7/25/34 (f)	3,650	3,648
Class M2, 1.63% 6/25/34 (f)	4,405	4,401
Discover Card Master Trust I:
Series 1999-6 Class A, 6.85% 7/17/07	16,955	17,574
Series 2001-5 Class B, 5.65% 11/15/06	4,000	4,022
Series 2003-4 Class B1, 1.43% 5/16/11 (f)	8,065	8,102
First USA Secured Note Trust Series 2001-3 Class C, 2.15% 11/19/08 (a)(f)	12,045	12,191
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	1,705	1,720
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.55% 2/25/34 (f)	750	749
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fremont Home Loan Trust: - continued
Class M2, 1.6% 2/25/34 (f)	$ 800	$ 799
Series 2004-A Class M2, 2.25% 1/25/34 (f)	5,150	5,139
GS Mortgage Securities Corp. Series 2003-HE2 Class M1, 1.75% 8/25/33 (f)	2,985	3,003
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	30	30
GSAMP Trust Series 2002-NC1 Class A2, 1.42% 7/25/32 (f)	3,265	3,277
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.45% 6/25/32 (f)	5,371	5,379
Series 2002-4 Class M2, 3.15% 3/25/33 (f)	1,875	1,906
Series 2002-5 Class A3, 1.62% 5/25/33 (f)	9,568	9,635
Series 2003-3 Class A4, 1.56% 2/25/33 (f)	8,187	8,232
Series 2003-5 Class A2, 1.45% 12/25/33 (f)	13,755	13,794
Series 2003-5N Class A, 7.5% 1/27/34 (a)	694	698
Series 2003-7 Class A2, 1.48% 3/25/34 (f)	13,760	13,811
Series 2003-8 Class M1, 1.82% 4/25/34 (f)	3,860	3,886
Series 2004-1 Class M2, 2.3% 6/25/34 (f)	3,075	3,069
Series 2004-2 Class A2, 1.39% 7/25/34 (f)	8,211	8,211
Series 2004-3:
Class M1, 1.66% 8/25/34 (b)(f)	2,035	2,035
Class M2, 2.29% 8/25/34 (b)(f)	2,220	2,220
Class M3, 2.54% 8/25/34 (b)(f)	950	950
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	1,273	1,273
Series 2003-2N Class A, 8% 9/27/33 (a)	1,934	1,944
Series 2003-3N Class A, 8% 9/27/33 (a)	3,686	3,705
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	8,017	8,213
Series 2001-2 Class A4, 5.39% 8/17/08	5,155	5,327
Series 2002-2 Class A3, 2.85% 3/19/07	14,775	14,875
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.47% 12/22/31 (f)	2,631	2,638
Series 2002-3 Class A, 1.55% 7/20/32 (f)	4,584	4,595
Series 2003-1 Class A, 1.45% 10/20/32 (f)	8,698	8,718
Series 2003-2 Class M, 1.68% 9/20/33 (f)	3,554	3,567
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.43% 6/20/33 (f)	7,995	8,015
Class M, 1.7% 6/20/33 (f)	6,663	6,686
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	11,700	11,817
Series 2002-2 Class B, 1.65% 1/18/11 (f)	5,900	5,949
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Household Private Label Credit Card Master Note Trust I: - continued
Series 2002-3 Class B, 2.35% 9/15/09 (f)	$ 5,660	$ 5,735
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-3 Class NOTE, 1.65% 8/25/09 (a)(f)	1,334	1,334
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.475% 10/15/08 (f)	7,800	7,821
Series 2001-B2 Class B2, 1.46% 1/15/09 (f)	23,897	24,001
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,473
Series 2002-B2 Class B2, 1.48% 10/15/09 (f)	19,400	19,505
Series 2002-B3 Class B3, 1.5% 1/15/08 (f)	6,450	6,473
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.47% 9/15/10 (f)	8,000	8,049
Series 1998-G Class B, 1.5% 2/17/09 (f)	9,200	9,228
Series 1999-G Class A, 6.35% 12/15/06	8,650	8,742
Series 2000-L Class B, 1.6% 4/15/10 (f)	3,350	3,378
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.6% 7/25/34 (f)	2,105	2,100
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class A1, 1.55% 7/25/34 (f)	16,634	16,659
Series 2003-OPT1 Class M1, 1.75% 7/25/34 (f)	5,235	5,267
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	50	50
Series 2003-HE1 Class M2, 3% 5/25/33 (f)	1,575	1,599
Series 2003-NC5 Class M2, 3.1% 4/25/33 (f)	2,800	2,865
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (f)	5,655	5,756
Series 2002-AM3 Class A3, 1.59% 2/25/33 (f)	4,591	4,608
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(f)	3,595	3,634
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	546	548
Series 2003-NC1 Class M1, 2.15% 11/25/32 (f)	2,575	2,610
Series 2003-NC2 Class M2, 3.1% 2/25/33 (f)	2,840	2,917
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	3,147	3,157
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	2,940	2,953
Mortgage Asset Backed Securities Trust Series 2002-NC1:
Class A2, 1.54% 10/25/32 (f)	1,928	1,932
Class M1, 1.95% 10/25/32 (f)	9,800	9,916
Class S, 6% 4/25/05 (h)	12,810	596
Onyx Acceptance Owner Trust:
Series 2000-D Class A4, 6.85% 8/15/07	4,822	4,854
Series 2001-D Class A3, 3.63% 12/15/05	218	218
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Onyx Acceptance Owner Trust: - continued
Series 2002-A Class A3, 3.75% 4/15/06	$ 1,208	$ 1,213
Series 2002-C:
Class A3, 3.29% 9/15/06	3,843	3,870
Class A4, 4.07% 4/15/09	5,740	5,877
Series 2003-D Class A3, 2.4% 12/15/07	7,710	7,725
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	8,797	9,015
Providian Gateway Master Trust Series 2002-B Class A, 1.8% 6/15/09 (a)(f)	8,200	8,224
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	8,371	8,174
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	6,607	6,524
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	1,963	1,976
Series 2001-2 Class B, 1.39% 6/16/08 (f)	7,000	7,001
Series 2002-4 Class B, 1.525% 8/18/09 (f)	6,420	6,440
Series 2002-5 Class B, 2.35% 11/17/09 (f)	13,000	13,040
Securitized Asset Back Receivables LLC Trust Series 2004-NC1:
Class A2, 1.35% 2/25/34 (f)	12,415	12,407
Class M1, 1.62% 2/25/34 (f)	2,920	2,920
SLM Private Credit Student Loan Trust Series 2004-A:
Class B, 1.7% 6/15/33 (f)	2,100	2,105
Class C, 2.07% 6/15/33 (f)	4,915	4,924
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(f)	11,595	11,613
Terwin Mortgage Trust:
Series 2003 8HE, Class A, 1.57% 12/25/34 (f)	6,571	6,575
Series 2003-4HE Class A1, 1.53% 9/25/34 (f)	16,101	16,183
Series 2003-6HE Class A1, 1.57% 11/25/33 (f)	5,152	5,152
Series 2004-1HE Class A1, 1.61% 2/25/35 (a)(f)	6,455	6,455
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	15,030	15,123
Class A4, 3.24% 8/12/09	8,795	8,900
TOTAL ASSET-BACKED SECURITIES (Cost $1,184,583)		1,189,101
Collateralized Mortgage Obligations - 6.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 3.3%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	$ 5,914	$ 6,005
Series 2002-32 Class 2A3, 5% 1/25/18	2,195	2,237
CS First Boston Mortgage Securities Corp. floater Series 2004-AR4 Class 5A2, 1.47% 5/25/34 (f)	4,730	4,730
Granite Mortgages 2004-1 PLC floater Series 2004-1 Class 1C, 2.01% 3/20/44 (f)	4,125	4,138
Holmes Financing PLC floater Series 8:
Class 1B, 1.2444% 7/15/40 (f)	2,050	2,050
Class 2B, 1.2844% 7/15/40 (f)	2,700	2,700
Class 2C, 1.8344% 7/15/40 (f)	6,205	6,205
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,983	2,058
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 1.49% 3/25/28 (f)	16,522	16,575
Series 2003-F Class A2, 1.665% 10/25/28 (f)	19,574	19,679
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	77,661	1,217
Series 2003-G Class XA1, 1% 1/25/29 (h)	67,984	1,147
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	59,135	1,007
Permanent Financing PLC floater:
Series 3 Class 2C, 2.16% 6/10/42 (f)	2,900	2,900
Series 4:
Class 1B, 1.2488% 6/10/42 (f)	1,955	1,955
Class 1M, 1.3388% 6/10/42 (f)	1,545	1,545
Class 2C, 1.8288% 6/10/42 (f)	3,315	3,316
Class 2M, 1.4388% 6/10/42 (f)	1,620	1,621
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	11,033	11,502
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(h)	275,061	3,062
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.53% 9/20/33 (f)	6,863	6,859
Series 2003-6 Class A2, 1.61% 11/20/33 (f)	14,484	14,507
Series 2003-7 Class A2, 1.5738% 1/20/34 (f)	17,399	17,429
Series 2004-2 Class A, 1.55% 3/20/34 (f)	6,894	6,878
Series 2004-3 Class A, 1.53% 5/20/34 (f)	17,054	17,024
Series 2004-4 Class A, 1.585% 5/20/34 (f)	15,000	15,000
Series 2003-8 Class X1, 0.8% 1/20/34 (f)(h)	352,834	3,787
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	$ 85,668	$ 1,084
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,346	2,448
TOTAL PRIVATE SPONSOR		180,665
U.S. Government Agency - 3.2%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	11,585	12,286
Series 1993-206 Class KA, 6.5% 12/25/22	1,942	1,964
Series 1994-51 Class PH, 6.5% 1/25/23	895	900
Series 1994-63 Class PH, 7% 6/25/23	3,502	3,551
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	14,975	14,877
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	1,712	1,733
Series 2001-71 Class QD, 6% 4/25/15	14,604	14,906
Series 2001-80 Class PH, 6% 12/25/27	1,877	1,882
Series 2002-55 Class PA, 5.5% 3/25/18	1,570	1,573
Series 2003-16 Class PA, 4.5% 11/25/09	2,108	2,147
Series 2003-19 Class MJ, 4.25% 5/25/30	15,288	15,360
sequential pay Series 2002-28 Class VB, 6.5% 3/25/20	796	796
Series 2004-28 Class ZK, 5.5% 5/25/34	4,700	4,678
Series 2004-29:
Class ZE, 4.5% 1/25/32	1,100	1,086
Class ZM, 5.5% 5/25/34	1,800	1,790
Series 2004-38 Class ZC, 6.5% 11/25/33	3,890	3,890
Freddie Mac:
planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	1,435	1,462
Series 2355 Class CD, 6.5% 6/15/30	953	965
Series 2794 Class ZL, 6% 5/1/34 (b)	1,950	1,939
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	2,188	2,243
Series 1714 Class H, 6.75% 5/15/23	2,712	2,747
Series 2322 Class HC, 6.5% 3/15/30	477	482
Series 2376 Class JC, 5.5% 2/15/14	7,822	7,890
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2420 Class BE, 6.5% 12/15/30	$ 17,372	$ 17,963
Series 2443 Class TD, 6.5% 10/15/30	15,652	16,204
Series 2489 Class PD, 6% 2/15/31	12,875	13,476
sequential pay:
Series 2458 Class VK, 6.5% 3/15/13	13,076	13,465
Series 2489 Class MA, 5% 12/15/12	431	431
Series 2764 Class DZ, 5% 2/15/33	5,363	5,336
Series 2769 Class ZA, 5% 9/15/32	1,496	1,488
Series 2780:
Class KZ, 5% 4/15/32	3,500	3,489
Class ZJ, 4.5% 4/15/19	1,450	1,444
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	4,036	4,115
TOTAL U.S. GOVERNMENT AGENCY		178,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $360,251)		359,223
Commercial Mortgage Securities - 10.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0193% 2/3/11 (a)(f)(h)	86,348	4,363
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	3,479	3,683
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (f)(h)	64,251	3,973
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0359% 7/11/43 (a)(f)(h)	48,377	3,749
Series 2003-1 Class XP1, 1.6731% 9/11/36 (a)(f)(h)	270,724	7,508
Series 2003-2 Class XP, 0.5864% 3/11/41 (a)(f)(h)	152,270	2,397
Series 2004-2 Class XP, 1.161% 11/10/38 (f)(h)	43,410	2,276
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.42% 9/8/14 (a)(f)	12,700	12,701
Series 2003-BBA2:
Class C, 1.57% 11/15/15 (a)(f)	1,070	1,074
Class D, 1.65% 11/15/15 (a)(f)	1,665	1,671
Class F, 2% 11/15/15 (a)(f)	1,190	1,204
Class H, 2.5% 11/15/15 (a)(f)	1,070	1,083
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Banc of America Large Loan, Inc. floater: - continued
Class J, 3.05% 11/15/15 (a)(f)	$ 1,105	$ 1,123
Class K, 3.7% 11/15/15 (a)(f)	995	1,000
Bayview Commercial Asset Trust:
floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(f)	7,661	7,661
Class B, 3% 4/25/34 (a)(f)	796	796
Class M1, 1.66% 4/25/34 (a)(f)	696	696
Class M2, 2.3% 4/25/34 (a)(f)	597	597
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(h)	81,291	5,449
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-HS2A:
Class E, 2% 1/14/16 (a)(f)	1,725	1,725
Class F, 2.15% 1/14/16 (a)(f)	1,125	1,125
Series 2002-TOP8 Class X2, 2.1272% 8/15/38 (a)(f)(h)	55,141	5,298
Series 2003-PWR2 Class X2, 0.8582% 5/11/39 (a)(f)(h)	108,249	3,215
Series 2003-T12 Class X2, 0.9247% 8/13/39 (a)(f)(h)	72,915	2,367
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.55% 12/12/13 (a)(f)	3,123	3,114
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	3,967	4,308
Series 2000-3 Class A1, 7.093% 10/15/32	6,527	7,076
COMM:
floater:
Series 2000-FL3A Class C, 1.86% 11/15/12 (a)(f)	9,271	9,235
Series 2001-FL5A:
Class A2, 1.65% 11/15/13 (a)(f)	3,863	3,863
Class D, 2.35% 11/15/13 (a)(f)	9,250	9,254
Series 2002-FL6 Class G, 3% 6/14/14 (a)(f)	4,441	4,399
Series 2002-FL7:
Class D, 1.67% 11/15/14 (a)(f)	2,425	2,423
Class H, 3.35% 11/15/14 (a)(f)	6,613	6,551
Class MPP, 3.5% 11/15/14 (a)(f)	5,300	5,300
Series 2003-FL9 Class B, 1.6% 11/15/15 (a)(f)	18,040	18,096
Series 2004-LBN2 Class X2, 1.2765% 3/10/39 (a)(f)(h)	16,670	819
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,336	4,535
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class H230, 3.05% 9/15/11 (a)(f)	$ 4,300	$ 4,279
Series 2003-TF2A:
Class A2, 1.42% 11/15/14 (a)(f)	5,300	5,297
Class C, 1.65% 11/15/14 (a)(f)	1,095	1,094
Class E, 2.05% 11/15/14 (a)(f)	875	879
Class H, 3% 11/15/14 (a)(f)	1,080	1,080
Class K, 4.2% 11/15/14 (a)(f)	1,620	1,620
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	5,111	5,308
Series 2000-C1 Class A1, 7.325% 4/15/62	4,482	4,850
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	6,863
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	133,656	5,206
Series 2003-C3 Class ASP, 1.9634% 5/15/38 (a)(f)(h)	136,110	10,467
Series 2003-C4 Class ASP, 0.6008% 8/15/36 (a)(f)(h)	88,340	1,962
Series 2003-C5 Class ASP, 0.8427% 12/15/36 (a)(f)(h)	92,155	3,363
Series 2004-C1 Class ASP, 1.2154% 1/15/37 (a)(f)(h)	81,775	3,777
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,480	2,568
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	5,005	5,307
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	1,501	1,604
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	5,000	5,399
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	58	58
Series 1997-C2 Class A3, 6.65% 11/18/29	15,770	17,082
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	151	135
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	455	423
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5342% 5/15/33 (a)(f)(h)	83,184	3,448
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1954% 11/10/38 (f)(h)	63,140	3,397
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.7% 11/15/11 (a)(f)	$ 294	$ 296
Class A3 1.8% 2/15/14 (a)(f)	5,326	5,356
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1998-C2 Class A1, 6.15% 5/15/35	3,805	3,923
Series 2003-C2 Class X2, 0.3887% 5/10/40 (h)	267,968	3,001
Series 2003-C3 Class X2, 0.985% 12/10/38 (f)(h)	96,375	3,472
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	4,000	4,013
Series 2003-C1 Class XP, 2.2433% 7/5/35 (a)(f)(h)	68,850	6,097
Series 2003-C2 Class XP, 1.1451% 1/5/36 (a)(f)(h)	113,150	5,589
GS Mortgage Securities Corp. floater Series 2003-HE1 Class M2, 3% 6/20/33 (f)	9,268	9,485
GS Mortgage Securities Corp. II:
sequential pay:
Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,622
Series 2004-C1 Class A1, 3.659% 10/10/28	25,000	24,588
Series 2004-C1 Class X2, 1.0222% 10/10/28 (a)(f)(h)	65,725	2,701
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.01% 12/15/10 (a)(f)	483	483
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	3,386	3,661
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,497	2,698
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (a)(f)(h)	40,613	2,045
Series 2003-CB7 Class X2, 0.8684% 1/12/38 (a)(f)(h)	94,075	3,613
Series 2003-LN1 Class X2, 0.737% 10/15/37 (a)(f)(h)	137,460	4,497
Series 2004-C1 Class X2, 1.2011% 1/15/38 (f)(h)	21,040	1,078
Series 2004-CB8 Class X2, 1.3856% 1/12/39 (a)(f)(h)	26,295	1,498
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	2,234	2,303
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,279
Series 2003-C5 Class A2, 3.478% 7/15/27	23,395	22,919
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2002-C4 Class XCP, 1.476% 10/15/35 (a)(f)(h)	$ 80,128	$ 5,097
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(h)	84,649	3,593
Series 2003-C1 Class XCP, 1.4818% 12/15/36 (a)(f)(h)	36,287	2,087
Series 2004-C1 Class XCP, 1.0545% 1/15/36 (a)(f)(h)	65,178	3,256
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(h)	56,110	3,187
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA:
Class A, 1.34% 8/16/13 (a)(f)	3,864	3,864
Class E, 1.73% 8/16/13 (a)(f)	3,000	2,999
Series 2002-LLFA Class A, 1.39% 6/14/17 (a)(f)	1,949	1,949
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42	16,500	16,509
Series 2002-MW1 Class XP, 1.616% 7/12/34 (a)(f)(h)	29,392	1,847
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	4,310	4,672
Series 1997-RR:
Class B, 7.31% 4/30/39 (a)(f)	5,109	5,267
Class C, 7.44% 4/30/39 (a)(f)	7,335	7,623
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(f)	9,251	9,722
Series 2003-IQ5 Class X2, 1.1298% 4/15/38 (a)(f)(h)	46,980	2,311
Series 2003-IQ6 Class X2, 0.6313% 12/15/41 (a)(f)(h)	77,110	2,665
Series 2004-TOP13, Class X2, 1.2196% 9/13/45 (a)(f)(h)	44,000	2,273
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 2% 8/5/14 (a)(f)	10,345	10,397
Series 2003-HQ2 Class X2, 1.5793% 3/12/35 (a)(f)(h)	70,329	4,958
Series 2003-TOP9 Class X2, 1.6792% 11/13/36 (a)(f)(h)	51,740	3,633
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	5,617	6,048
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	4,041	4,333
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 1.9% 2/15/13 (a)(f)	6,000	5,999
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.58% 3/24/18 (a)(f)	$ 9,529	$ 9,529
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	27,120	27,729
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	8,210	8,739
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 1.28% 3/15/14 (a)(f)	3,500	3,500
Class E, 1.6% 3/15/14 (a)(f)	2,190	2,190
Class F, 1.65% 3/15/14 (a)(f)	1,750	1,750
Class G, 1.88% 3/15/14 (a)(f)	875	875
Series 2003-C8 Class XP, 0.7463% 11/15/35 (a)(f)(h)	61,765	1,707
Series 2003-C9 Class XP, 0.7143% 12/15/35 (a)(f)(h)	41,095	1,221
Series 2004-C10 Class XP, 1.025% 2/15/41 (a)(f)(h)	30,293	1,481
Series 2004-WHL3X Class 1A, 1.0319% 3/15/14 (a)(f)(h)	392,950	5,346
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $557,663)		558,746
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	4,225	4,465
United Mexican States 4.625% 10/8/08	15,370	15,293
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,758
Fixed-Income Funds - 14.9%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $820,350)	8,251,969	822,309
Cash Equivalents - 7.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $393,243)	$ 393,277	$ 393,243
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,546,789)		5,570,245
NET OTHER ASSETS - (1.0)%		(57,717)
NET ASSETS - 100%		$ 5,512,528
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
531 Eurodollar 90 Day Index Contracts	June 2004	$ 529,234	$ 323
531 Eurodollar 90 Day Index Contracts	Sept. 2004	528,697	263
531 Eurodollar 90 Day Index Contracts	Dec. 2004	528,080	205
531 Eurodollar 90 Day Index Contracts	March 2005	527,449	107
646 Eurodollar 90 Day Index Contracts	June 2005	640,945	556
646 Eurodollar 90 Day Index Contracts	Sept. 2005	640,323	358
646 Eurodollar 90 Day Index Contracts	Dec. 2005	639,790	207
646 Eurodollar 90 Day Index Contracts	March 2006	639,362	89
646 Eurodollar 90 Day Index Contracts	June 2006	638,983	(208)
646 Eurodollar 90 Day Index Contracts	Sept. 2006	638,644	(655)
646 Eurodollar 90 Day Index Contracts	Dec. 2006	638,321	(708)
646 Eurodollar 90 Day Index Contracts	March 2007	638,054	(329)
646 Eurodollar 90 Day Index Contracts	June 2007	637,804	(1,666)
			$ (1,458)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap

Receive quarterly notional amount multilpied by .23% and pay Goldman Sachs upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 7.25% 10/1/04

	May 2004	$ 5,000	$ 2
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	3,800	3
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	6,200	(24)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,350	(9)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	(2)
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	7,400	8
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,700	29
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	4,000	11
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	$ 12,400	$ 110
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	7,500	10
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	2,030	27
TOTAL CREDIT DEFAULT SWAP		60,980	165
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.385% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2006	123,000	(462)
Receive quarterly a fixed rate equal to 2.849% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	27,000	(389)
Receive quarterly a fixed rate equal to 2.8845% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	55,000	(493)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	72,410	(199)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	16,650	(49)
TOTAL INTEREST RATE SWAP		294,060	(1,592)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	$ 24,700	$ (811)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	19,410	(595)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	12,400	(407)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	28,000	(121)
TOTAL RETURN SWAP		84,510	(1,934)
		$ 439,550	$ (3,361)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $536,615,000 or 9.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,747,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,602,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,249,094,000 and $5,477,710,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,142,386,000 and $3,598,096,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $29,346,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $2,000 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information

At April 30, 2004, the fund had a capital loss carryforward of approximately $34,161,000 of which $10,379,000, $10,467,000, $8,450,000 and $4,865,000 will expire on April 30, 2005, 2006, 2008 and 2009, respectively.

Of the loss carryfowards expiring on
April 30, 2005 and 2006, $4,138,000 and $2,204,000, respectively, was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $393,243) (cost $5,546,789) - See accompanying schedule		$ 5,570,245
Commitment to sell securities on a delayed delivery basis	$ (693)
Receivable for securities sold on a delayed delivery basis	696	3
Receivable for investments sold, regular delivery		1
Cash		2,218
Receivable for swap agreements		141
Receivable for fund shares sold		5,907
Interest receivable		42,421
Receivable for daily variation on futures contracts		907
Prepaid expenses		20
Other affiliated receivables		10
Total assets		5,621,873

Liabilities
Payable for investments purchased Regular delivery	27,505
Delayed delivery	59,330
Payable for fund shares redeemed	14,855
Distributions payable	1,474
Unrealized loss on swap agreements	3,361
Accrued management fee	1,985
Other affiliated payables	634
Other payables and accrued expenses	201
Total liabilities		109,345

Net Assets		$ 5,512,528
Net Assets consist of:
Paid in capital		$ 5,524,725
Undistributed net investment income		3,048
Accumulated undistributed net realized gain (loss) on investments		(33,885)
Net unrealized appreciation (depreciation) on investments		18,640
Net Assets, for 613,294 shares outstanding		$ 5,512,528
Net Asset Value, offering price and redemption price per share ($5,512,528 ÷ 613,294 shares)		$ 8.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2004

Investment Income
Interest		$ 174,738
Security lending		61
Total income		174,799

Expenses
Management fee	$ 23,533
Transfer agent fees	6,267
Accounting and security lending fees	659
Non-interested trustees' compensation	29
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	172
Registration fees	185
Audit	96
Legal	20
Miscellaneous	173
Total expenses before reductions	31,136
Expense reductions	(16)	31,120
Net investment income (loss)		143,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,567
Futures contracts	2,255
Swap agreements	2,496
Total net realized gain (loss)		62,318
Change in net unrealized appreciation (depreciation) on: Investment securities	(94,178)
Futures contracts	(7,049)
Swap agreements	(5,051)
Delayed delivery commitments	3
Total change in net unrealized appreciation (depreciation)		(106,275)
Net gain (loss)		(43,957)
Net increase (decrease) in net assets resulting from operations		$ 99,722

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2004	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,679	$ 183,927
Net realized gain (loss)	62,318	46,760
Change in net unrealized appreciation (depreciation)	(106,275)	101,618
Net increase (decrease) in net assets resulting from operations	99,722	332,305
Distributions to shareholders from net investment income	(139,338)	(191,220)
Share transactions Net proceeds from sales of shares	2,927,244	4,400,487
Reinvestment of distributions	122,499	172,509
Cost of shares redeemed	(3,192,878)	(2,303,735)
Net increase (decrease) in net assets resulting from share transactions	(143,135)	2,269,261
Total increase (decrease) in net assets	(182,751)	2,410,346

Net Assets
Beginning of period	5,695,279	3,284,933
End of period (including undistributed net investment income of $3,048 and distributions in excess of net investment income of $4,314, respectively)	$ 5,512,528	$ 5,695,279
Other Information Shares
Sold	323,405	495,166
Issued in reinvestment of distributions	13,554	19,331
Redeemed	(353,508)	(258,777)
Net increase (decrease)	(16,549)	255,720

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.78	$ 8.70	$ 8.45	$ 8.68
Income from Investment Operations
Net investment income (loss)B	.236	.346	.427D	.533	.507
Net realized and unrealized gain (loss)	(.057)	.277	.076D	.246	(.238)
Total from investment operations	.179	.623	.503	.779	.269
Distributions from net investment income	(.229)	(.363)	(.423)	(.529)	(.499)
Net asset value, end of period	$ 8.99	$ 9.04	$ 8.78	$ 8.70	$ 8.45
Total ReturnA	1.99%	7.23%	5.88%	9.49%	3.21%
Ratios to Average Net AssetsC
Expenses before expense reductions	.57%	.57%	.58%	.59%	.63%
Expenses net of voluntary waivers, if any	.57%	.57%	.58%	.59%	.63%
Expenses net of all reductions	.57%	.57%	.58%	.58%	.62%
Net investment income (loss)	2.61%	3.88%	4.86%D	6.23%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$ 5,513	$ 5,695	$ 3,285	$ 2,083	$ 1,344
Portfolio turnover rate	100%	80%	145%	84%	126%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 53,592
Unrealized depreciation	(30,216)
Net unrealized appreciation (depreciation)	23,376
Undistributed ordinary income	8,973
Capital loss carryforward	(34,161)
Cost for federal income tax purposes	$ 5,546,869

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 139,338	$ 191,220

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,578 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $16.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 24, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Short-Term Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Short-Term Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Short-Term Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew J. Dudley (39)
Year of Election or Appointment: 1997 Vice President of Short-Term Bond. Mr. Dudley also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Short-Term Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Short-Term Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Short-Term Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Short-Term Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Short-Term Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Short-Term Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Short-Term Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Short-Term Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Short-Term Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Short-Term Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Short-Term Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 12.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
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19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
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Sacramento, CA

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San Diego, CA

8 Montgomery Street
San Francisco, CA

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2001 North Main Street
Walnut Creek, CA

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Colorado

1625 Broadway
Denver, CO

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Connecticut

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Delaware

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8880 Tamiami Trail, North
Naples, FL

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Sarasota, FL

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Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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Schaumburg, IL

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Indiana

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Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

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Massachusetts

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155 Congress Street
Boston, MA

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Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
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501 Route 17, South
Paramus, NJ

3518 Route 1 North
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New York

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37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
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28699 Chagrin Boulevard
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Oregon

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Pennsylvania

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Rhode Island

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Tennessee

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Texas

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Dallas, TX

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Houston, TX

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Houston, TX

400 East Las Colinas Blvd.
Irving, TX

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San Antonio, TX

19740 IH 45 North
Spring, TX

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Utah

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Salt Lake City, UT

Virginia

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McLean, VA

Washington

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Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-UANN-0604
1.784728.101

Spartan®

Government Income

Fund

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® Government Income Fund	0.98%	6.34%	7.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on April 30, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Government Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Spartan® Government Income Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

For the 12 months ending April 30, 2004, the fund returned 0.98%. During the same period, the LipperSM General U.S. Government Funds Average returned -0.25%, while the Lehman Brothers Government Bond Index returned 0.64%. Going forward, the fund also will compare itself to the Lehman Brothers 75% U.S. Government/25% Mortgage-Backed Securities (MBS) Index, which will provide a more comprehensive evaluation given the fund's somewhat similar mortgage security exposure and interest rate sensitivity. For the 12-month period, the new benchmark returned 0.95%. Aiding the fund's outperformance of its Lipper peer group average and indexes was the portfolio's comparatively large stake in mortgage securities, which outperformed many fixed-income alternatives. Security selection within the mortgage sector also helped. That said, the major disappointment during the period was the fact that the fund didn't own even more mortgage securities. Another positive contributor to performance was the fund's stake in Treasury Inflation Protected Securities (TIPS), which were boosted by strong demand from investors seeking them out as a hedge against inflation.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	0.0	1.7
2 - 2.99%	11.0	6.2
3 - 3.99%	17.4	15.7
4 - 4.99%	2.1	2.7
5 - 5.99%	28.2	24.0
6 - 6.99%	17.8	21.9
7 - 7.99%	4.8	5.7
8 - 8.99%	3.4	8.2
9% and over	4.2	8.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2004
6 months ago
Years	6.4	7.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.7	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Mortgage Securities 12.8%		Mortgage Securities 7.1%
	CMOs and Other Mortgage Related Securities 11.2%		CMOs and Other Mortgage Related Securities 11.9%
	U.S. Treasury Obligations 27.0%		U.S. Treasury Obligations 38.7%
	U.S. Government Agency Obligations 42.1%		U.S. Government Agency Obligations 39.5%
	Short-Term Investments and Net Other Assets 6.9%		Short-Term Investments and Net Other Assets 2.8%
* Futures and Swaps	6.5%	** Futures and Swaps	5.1%

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 42.1%
Fannie Mae:
2.375% 2/15/07	$ 4,770,000	$ 4,690,704
2.625% 11/15/06	3,155,000	3,137,348
3.25% 1/15/08	19,400,000	19,202,586
3.25% 2/15/09	53,370,000	51,691,780
5.125% 1/2/14	15,000,000	14,756,385
5.5% 3/15/11	2,715,000	2,871,159
6% 5/15/08	4,000,000	4,342,848
6.25% 2/1/11	5,870,000	6,363,943
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	1,860,000	2,002,562
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,639,148
Federal Home Loan Bank 5.8% 9/2/08	15,350,000	16,578,860
Freddie Mac:
2.875% 12/15/06	29,495,000	29,501,341
3.625% 9/15/08	16,065,000	15,955,581
5.5% 9/15/11	470,000	495,169
5.875% 3/21/11	14,005,000	14,876,041
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,283,313	2,436,250
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	13,422	13,585
Series 1993-D, 5.23% 5/15/05	426,584	432,889
Series 1994-A, 7.12% 4/15/06	3,076,364	3,241,657
Series 1995-A, 6.28% 6/15/04	828,824	834,220
Series 1996-A, 6.55% 6/15/04	439,650	442,503
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	12,708,333	13,574,787
Series 1994-B, 7.5% 1/26/06	70,112	73,993
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,130,435	1,237,170
Series 2000-016, 6.07% 12/15/14	7,000,000	7,498,750
6.77% 11/15/13	2,474,999	2,682,280
6.99% 5/21/16	4,846,800	5,456,624
Private Export Funding Corp. secured:
5.34% 3/15/06	8,660,000	9,127,389
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.66% 9/15/11 (a)	$ 4,230,000	$ 4,466,960
7.17% 5/15/07	4,400,000	4,869,427
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	9,492,167	9,525,994
Series 2003 P10B, 5.136% 8/10/13	4,983,349	4,978,014
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	32,000,000	31,764,224
5.89% 8/15/05	11,100,000	11,549,117
6.6% 2/15/08	27,980,000	30,041,818
6.8% 2/15/12	7,000,000	7,829,654
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,381,727
5.96% 8/1/09	6,650,000	7,005,968
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	253,750	272,226
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		353,842,681
U.S. Treasury Inflation Protected Obligations - 7.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	55,329,531	66,049,629
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds:
8% 11/15/21	17,000,000	22,394,848
11.25% 2/15/15	17,440,000	27,197,540
13.25% 5/15/14	5,000,000	7,194,140
U.S. Treasury Notes:
2.625% 5/15/08	61,113,000	59,523,084
5.75% 8/15/10 (c)	40,000,000	43,965,640
TOTAL U.S. TREASURY OBLIGATIONS		160,275,252
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $579,618,340)		580,167,562
U.S. Government Agency - Mortgage Securities - 12.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 11.4%
4% 4/1/19	$ 13,886,753	$ 13,366,620
5% 5/1/34 (b)	25,000,000	24,226,563
5.5% 5/1/19 (b)	20,000,000	20,525,000
5.5% 5/1/33 to 2/1/34	18,929,090	18,899,694
6% 9/1/17	9,959,498	10,393,248
6.5% 2/1/10 to 4/1/33	3,738,788	3,892,469
6.5% 5/1/34 (b)	170,695	177,683
7% 11/1/06 to 5/1/30	2,929,946	3,105,749
7.5% 2/1/28 to 7/1/28	24,615	26,391
8.5% 7/1/31	644,651	695,858
9.5% 11/1/06 to 11/15/09	256,353	281,040
11% 8/1/10	58,206	65,029
11.25% 5/1/14	20,783	23,667
11.5% 6/15/19	129,797	147,914
12.5% 3/1/16	11,695	13,429
		95,840,354
Freddie Mac - 1.1%
5% 8/1/33	2,924,110	2,837,169
6% 2/1/29 to 5/1/29	1,912,755	1,958,474
7.5% 6/1/07 to 7/1/16	1,692,395	1,805,818
8.5% 7/1/22 to 9/1/29	442,012	482,425
9% 8/1/08 to 4/1/20	148,399	164,136
9.5% 6/1/09 to 8/1/21	911,272	1,008,110
10% 7/1/09 to 8/1/21	185,256	204,664
12% 12/1/11 to 12/1/15	24,899	28,360
12.25% 4/1/11 to 9/1/13	24,771	27,703
12.5% 2/1/14 to 6/1/19	97,805	111,041
13% 8/1/10 to 6/1/15	36,318	41,706
		8,669,606
Government National Mortgage Association - 0.3%
6.5% 3/15/28 to 6/20/32	461,766	482,270
7% 5/1/34 (b)	500,000	531,406
7.5% 8/15/06 to 6/15/07	399,122	422,324
8% 12/15/23	805,830	886,800
10.5% 4/15/14 to 1/15/18	154,529	174,270
13.5% 7/15/11	12,265	14,242
		2,511,312
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $106,889,167)		107,021,272
Collateralized Mortgage Obligations - 11.2%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 11.2%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 370,485	$ 388,184
Series 1993-155 Class J, 7% 12/25/22	2,954,727	2,972,800
Series 1993-160 Class PK, 6.5% 11/25/22	6,239,492	6,347,756
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,894,388
Series 1994-27 Class PJ, 6.5% 6/25/23	3,000,000	3,139,604
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	2,275,000	2,260,070
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	8,513,279	8,825,644
Series 2002-25 Class PD, 6.5% 3/25/62	12,196,000	12,788,226
Series 2002-50 Class LE, 7% 12/25/29	603,357	622,082
Series 2003-122:
Class ZG, 5% 12/25/23	820,816	824,118
Class ZK, 5.5% 12/25/33	255,202	255,089
Series 2003-84 Class GZ, 4.5% 9/25/18	254,638	254,473
Series 2004-21 Class ZJ, 5.5% 6/25/32	574,315	578,724
Series 2004-38 Class ZC, 6.5% 11/25/33	590,000	590,000
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30	5,046,031	5,126,713
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	900,690	900,280
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,463,683
Series 2295 Class PE, 6.5% 2/15/30	1,671,663	1,681,090
Series 2435 Class GD, 6.5% 2/15/30	781,851	790,587
Series 2473 Class JB, 5.5% 2/15/29	765,362	771,642
Series 2690 Class TB, 4.5% 12/15/17	1,940,000	1,990,066
sequential pay:
Series 2303 Class VT, 6% 2/15/12	531,718	532,975
Series 2448:
Class VH, 6.5% 5/15/18	7,165,000	7,541,740
Class XB, 6.5% 10/15/29	7,710,000	7,790,776
Series 2640 Class GZ, 4.5% 7/15/18	208,142	208,277
Series 2706 Class EZ, 5% 11/15/23	234,432	235,654
Series 2749 Class MZ, 5% 2/15/24	396,752	395,792
Series 2750 Class CZ, 5% 11/15/32	840,712	841,265
Series 2756 Class ZY, 5% 2/15/24	1,062,892	1,065,252
target amortization class Series 2156 Class TC, 6.25% 5/15/29	6,234,730	6,566,685
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2001-53 Class TA, 6% 12/20/30	$ 851,917	$ 868,462
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	1,744,919	1,760,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,359,949)		94,272,499
Cash Equivalents - 11.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $97,914,000)	$ 97,922,567	97,914,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $877,781,456)		879,375,333
NET OTHER ASSETS - (4.8)%		(40,009,710)
NET ASSETS - 100%		$ 839,365,623
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.1905% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	May 2006	$ 9,880,000	$ (70,571)
Receive quarterly a fixed rate equal to 2.6165% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Oct. 2006	42,000,000	(298,482)
Receive quarterly a fixed rate equal to 2.849% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	3,400,000	(49,018)
		$ 55,280,000	$ (418,071)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,466,960 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $247,307.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,623,809,361 and $1,920,181,512, respectively.
Income Tax Information
The fund hereby designates approximately $1,041,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At April 30, 2004, the fund had a capital loss carryforward of approximately $3,927,000 all of which will expire on April 30, 2012.

A total of 48.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $97,914,000) (cost $877,781,456) - See accompanying schedule		$ 879,375,333
Cash		167
Receivable for investments sold		52,235
Receivable for fund shares sold		931,011
Interest receivable		7,702,751
Receivable from investment adviser for expense reductions		76,847
Total assets		888,138,344

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 45,918,314
Payable for fund shares redeemed	1,805,040
Distributions payable	200,190
Unrealized loss on swap agreements	418,071
Accrued management fee	427,227
Other affiliated payables	3,879
Total liabilities		48,772,721

Net Assets		$ 839,365,623
Net Assets consist of:
Paid in capital		$ 843,206,228
Undistributed net investment income		574,561
Accumulated undistributed net realized gain (loss) on investments		(5,590,972)
Net unrealized appreciation (depreciation) on investments		1,175,806
Net Assets, for 77,163,751 shares outstanding		$ 839,365,623
Net Asset Value, offering price and redemption price per share ($839,365,623 ÷ 77,163,751 shares)		$ 10.88

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended April 30, 2004

Investment Income
Interest		$ 38,509,343
Security lending		78,777
Total income		38,588,120

Expenses
Management fee	$ 5,861,637
Non-interested trustees' compensation	5,417
Miscellaneous	195
Total expenses before reductions	5,867,249
Expense reductions	(978,006)	4,889,243
Net investment income (loss)		33,698,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,468,142)
Swap agreements	528,214
Total net realized gain (loss)		(3,939,928)
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,527,791)
Swap agreements	(541,545)
Total change in net unrealized appreciation (depreciation)		(22,069,336)
Net gain (loss)		(26,009,264)
Net increase (decrease) in net assets resulting from operations		$ 7,689,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2004	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,698,877	$ 45,744,544
Net realized gain (loss)	(3,939,928)	43,852,620
Change in net unrealized appreciation (depreciation)	(22,069,336)	10,433,321
Net increase (decrease) in net assets resulting from operations	7,689,613	100,030,485
Distributions to shareholders from net investment income	(33,671,630)	(45,107,382)
Distributions to shareholders from net realized gain	(12,417,631)	(4,231,499)
Total distributions	(46,089,261)	(49,338,881)
Share transactions Net proceeds from sales of shares	270,402,715	923,246,297
Reinvestment of distributions	42,506,143	45,609,509
Cost of shares redeemed	(614,077,937)	(688,267,177)
Net increase (decrease) in net assets resulting from share transactions	(301,169,079)	280,588,629
Total increase (decrease) in net assets	(339,568,727)	331,280,233

Net Assets
Beginning of period	1,178,934,350	847,654,117
End of period (including undistributed net investment income of $574,561 and undistributed net investment income of $169,547, respectively)	$ 839,365,623	$ 1,178,934,350
Other Information Shares
Sold	24,275,787	82,902,812
Issued in reinvestment of distributions	3,807,184	4,096,579
Redeemed	(55,545,899)	(61,931,842)
Net increase (decrease)	(27,462,928)	25,067,549

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.65	$ 10.42	$ 9.94	$ 10.46
Income from Investment Operations
Net investment income (loss) B	.383	.469	.535 D	.639	.628
Net realized and unrealized gain (loss)	(.270)	.658	.237 D	.492	(.509)
Total from investment operations	.113	1.127	.772	1.131	.119
Distributions from net investment income	(.383)	(.467)	(.542)	(.651)	(.639)
Distributions from net realized gain	(.120)	(.040)	-	-	-
Total distributions	(.503)	(.507)	(.542)	(.651)	(.639)
Net asset value, end of period	$ 10.88	$ 11.27	$ 10.65	$ 10.42	$ 9.94
Total Return A	.98%	10.75%	7.53%	11.66%	1.25%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.49%	.50%
Net investment income (loss)	3.44%	4.23%	5.07% D	6.23%	6.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 839,366	$ 1,178,934	$ 847,654	$ 785,753	$ 616,650
Portfolio turnover rate	178%	238%	299%	182%	118%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,009,525
Unrealized depreciation	(9,239,233)
Net unrealized appreciation (depreciation)	(229,708)
Undistributed ordinary income	2,852,181
Capital loss carryforward	(3,927,092)
Cost for federal income tax purposes	$ 879,605,041

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 45,048,528	$ 45,107,382
Long-term Capital Gains	1,040,733	4,231,499
Total	$ 46,089,261	$ 49,338,881

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $971,967.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $6,039.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered
Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Government Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Government Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 24, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Government Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan®(7)Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan Government Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Government Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George A. Fischer (42)

Year of Election or Appointment: 2003

Vice President of Spartan Government Income. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Government Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Government Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Government Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Government Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Government Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Government Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan Government Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Government Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Government Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Spartan Government Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
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28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

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The Fidelity Telephone Connection

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SPG-UANN-0604
1.784731.101

Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Managment's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and each class' returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Life of fund A
Class A (incl. 4.75% sales charge) B	0.20%	5.35%
Class T (incl. 3.50% sales charge) C	1.51%	6.07%
Class B (incl. contingent deferred sales charge) D	-0.59%	5.44%
Class C (incl. contingent deferred sales charge) E	3.31%	7.35%

A From June 26, 2002.

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offereing of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 5% and 4%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 1% and 0%, respectively.

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A,T, B, and C
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond - Class T on June 26, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

For the 12 months ending April 30, 2004, the fund's Class A, Class T, Class B and Class C shares returned 5.20%, 5.19%, 4.41% and 4.31%, respectively. During the same period, the LipperSM Intermediate U.S. Treasury Funds Average returned 4.92%, while the Lehman Brothers U.S. TIPS Index returned 5.73%. Aiding the fund's performance was the relatively strong returns of Treasury Inflation-Protected Securities (TIPS) in general, which were among the bond market's best performers for the year. TIPS were fueled by strong demand, a function of their higher yields relative to U.S. Treasuries and the growing threat of inflation as the year wore on. The portfolio avoided owning less-liquid, riskier inflation-protected securities such as those issued by U.S. government agencies and foreign governments. Also boosting performance were holdings in the Fidelity Ultra-Short Central Fund, a diversified pool of assets designed to increase returns on cash-like investments with more efficiency. Detracting from performance was an underweighting - relative to the Lehman Brothers index - in longer-maturity securities, which outperformed shorter-maturity securities during much of the year.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.0	0.1
1 - 1.99%	28.3	18.7
2 - 2.99%	10.8	0.9
3 - 3.99%	56.1	75.3
4% and over	1.2	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	9.7	10.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Corporate Bonds 0.4%		Corporate Bonds 0.7%
	U.S. Government and U.S. Government Agency Obligations 97.7%		U.S. Government and U.S. Government Agency Obligations 96.6%
	Asset-Backed Securities 3.2%		Asset-Backed Securities 3.9%
	CMOs and Other Mortgage Related Securities 1.1%		CMOs and Other Mortgage Related Securities 1.3%
	Short-Term Investments and Net Other Assets*** (2.4)%		Short-Term Investments and Net Other Assets*** (2.5)%
* Foreign investments	0.2%	** Foreign investments	0.1%
* Futures and Swaps	0.1%	** Futures and Swaps	(0.1)%
* Inflation Protected	96.2%	** Inflation Protected	95.6%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	$ 161,488,106	$ 192,776,423
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13 (a)	359,531,014	353,988,241
2% 1/15/14	147,100,840	146,043,552
3% 7/15/12	247,980,695	268,051,633
3.375% 1/15/12	20,235,085	22,448,297
3.5% 1/15/11	300,748,142	335,052,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,324,560,028)		1,318,360,386
Fixed-Income Funds - 8.4%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,311,592
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $26,867,000)	$ 26,869,351	26,867,000
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,466,427,024)		1,460,538,978
NET OTHER ASSETS - (6.6)%		(90,421,819)
NET ASSETS - 100%		$ 1,370,117,159
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,807,571,225 and $1,035,468,111, respectively, of which long-term U.S. government and government agency obligations aggregated $1,752,571,259 and $1,035,468,111, respectively.

Income Tax Information
The fund hereby designates approximately $588,000 as a capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $26,867,000) (cost $1,466,427,024) - See accompanying schedule		$ 1,460,538,978
Cash		932
Receivable for fund shares sold		4,653,342
Interest receivable		8,803,527
Prepaid expenses		2,426
Receivable from investment adviser for expense reductions		287,206
Total assets		1,474,286,411

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 97,704,429
Payable for fund shares redeemed	5,384,465
Distributions payable	137,074
Accrued management fee	497,181
Distribution fees payable	81,057
Other affiliated payables	219,200
Other payables and accrued expenses	145,846
Total liabilities		104,169,252

Net Assets		$ 1,370,117,159
Net Assets consist of:
Paid in capital		$ 1,366,034,293
Undistributed net investment income		7,841,154
Accumulated undistributed net realized gain (loss) on investments		2,129,758
Net unrealized appreciation (depreciation) on investments		(5,888,046)
Net Assets		$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,655,865 ÷ 2,898,298 shares)	$ 10.92

Maximum offering price per share (100/95.25 of $10.92)	$ 11.46
Class T: Net Asset Value and redemption price per share ($44,265,998 ÷ 4,051,342 shares)	$ 10.93

Maximum offering price per share (100/96.50 of $10.93)	$ 11.33
Class B: Net Asset Value and offering price per share ($38,608,221 ÷ 3,534,584 shares) A	$ 10.92

Class C: Net Asset Value and offering price per share ($46,875,822 ÷ 4,295,114 shares) A	$ 10.91

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($1,142,387,508 ÷ 104,403,675 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,323,745 ÷ 6,072,078 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended April 30, 2004

Investment Income
Interest		$ 30,719,940

Expenses
Management fee	$ 3,658,431
Transfer agent fees	1,386,072
Distribution fees	661,251
Accounting fees and expenses	273,321
Non-interested trustees' compensation	3,483
Custodian fees and expenses	15,055
Registration fees	298,997
Audit	52,837
Legal	8,762
Miscellaneous	39,853
Total expenses before reductions	6,398,062
Expense reductions	(1,466,494)	4,931,568
Net investment income (loss)		25,788,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,675,099
Change in net unrealized appreciation (depreciation) on investment securities		(13,284,357)
Net gain (loss)		(6,609,258)
Net increase (decrease) in net assets resulting from operations		$ 19,179,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2004	June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,788,372	$ 13,861,602
Net realized gain (loss)	6,675,099	2,554,891
Change in net unrealized appreciation (depreciation)	(13,284,357)	7,396,311
Net increase (decrease) in net assets resulting from operations	19,179,114	23,812,804
Distributions to shareholders from net investment income	(11,875,486)	(6,402,651)
Distributions to shareholders from net realized gain	(17,330,008)	(2,017,381)
Total distributions	(29,205,494)	(8,420,032)
Share transactions - net increase (decrease)	774,198,156	590,552,611
Total increase (decrease) in net assets	764,171,776	605,945,383

Net Assets
Beginning of period	605,945,383	-
End of period (including undistributed net investment income of $7,841,154 and undistributed net investment income of $5,441,833, respectively)	$ 1,370,117,159	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.323	.236
Net realized and unrealized gain (loss)	.236 F	.080
Total from investment operations	.559	.316
Distributions from net investment income	(.148)	(.106)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C, D	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.84%	.86% A
Expenses net of voluntary waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,656	$ 10,403
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.313	.229
Net realized and unrealized gain (loss)	.246 F	.081
Total from investment operations	.559	.310
Distributions from net investment income	(.138)	(.100)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.77
Total Return B, C, D	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.95%	.99% A
Expenses net of voluntary waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,266	$ 11,274
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.242	.190
Net realized and unrealized gain (loss)	.235 F	.082
Total from investment operations	.477	.272
Distributions from net investment income	(.066)	(.062)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.327)	(.112)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C, D	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,608	$ 21,426
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.230	.184
Net realized and unrealized gain (loss)	.235 F	.072
Total from investment operations	.465	.256
Distributions from net investment income	(.054)	(.056)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.315)	(.106)
Net asset value, end of period	$ 10.91	$ 10.76
Total Return B, C, D	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50% A
Net investment income (loss)	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,876	$ 19,936
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.341	.358
Net realized and unrealized gain (loss)	.235 E	.653
Total from investment operations	.576	1.011
Distributions from net investment income	(.165)	(.171)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.426)	(.221)
Net asset value, end of period	$ 10.94	$ 10.79
Total Return B, C	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.69% A
Expenses net of voluntary waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142,388	$ 540,338
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.337	.243
Net realized and unrealized gain (loss)	.239 E	.082
Total from investment operations	.576	.325
Distributions from net investment income	(.165)	(.115)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.426)	(.165)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.73% A
Expenses net of voluntary waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,324	$ 2,569
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 11,661,702
Unrealized depreciation	(23,146,174)
Net unrealized appreciation (depreciation)	(11,484,472)
Undistributed ordinary income	13,974,752
Undistributed long-term capital gain	1,625,828
Cost for federal income tax purposes	$ 1,472,023,450

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 28,618,126	$ 8,420,032
Long-term Capital Gains	587,369	-
Total	$ 29,205,495	$ 8,420,032

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28,160	$ 407
Class T	0%	.25%	63,528	18,682
Class B	.65%	.25%	267,015	192,845
Class C	.75%	.25%	302,548	234,273
			$ 661,251	$ 446,207

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67,044
Class T	25,305
Class B*	49,131
Class C*	18,335
$ 159,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 32,591.18
Class T	49,136.19
Class B	60,417.20
Class C	55,206.18
Fidelity Inflation-Protected Bond Fund	1,161,242.16
Institutional Class	27,480.16
	$ 1,386,072

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,206,175 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 33,964
Class T	.75%	51,654
Class B	1.40%	64,844
Class C	1.50%	56,573
Fidelity Inflation-Protected Bond Fund	.50%	1,227,730
Institutional Class	.50%	29,762
		$ 1,464,527

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $338. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 1,629

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2004	2003 A
From net investment income
Class A	$ 240,750	$ 46,907
Class T	305,177	45,306
Class B	171,388	60,203
Class C	140,325	45,995
Fidelity Inflation-Protected Bond Fund	10,787,099	6,193,637 B
Institutional Class	230,747	10,603
Total	$ 11,875,486	$ 6,402,651
From net realized gain
Class A	$ 374,434	$ 12,116
Class T	468,380	13,741
Class B	642,984	33,853
Class C	621,612	28,127
Fidelity Inflation-Protected Bond Fund	15,131,919	1,926,751B
Institutional Class	90,679	2,793
Total	$ 17,330,008	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation-Protected Bond Fund.

B Distributions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2004	2003 A	2004	2003 A
Class A
Shares sold	2,898,529	1,072,706	$ 32,226,130	$ 11,432,858
Reinvestment of distributions	44,484	4,107	492,340	43,816
Shares redeemed	(1,010,562)	(110,966)	(11,219,569)	(1,193,897)
Net increase (decrease)	1,932,451	965,847	$ 21,498,901	$ 10,282,777
Class T
Shares sold	4,305,956	1,120,751	$ 47,873,322	$ 11,982,464
Reinvestment of distributions	65,214	5,323	722,007	56,681
Shares redeemed	(1,366,327)	(79,575)	(15,080,888)	(851,751)
Net increase (decrease)	3,004,843	1,046,499	$ 33,514,441	$ 11,187,394
Class B
Shares sold	2,136,200	2,141,844	$ 23,697,544	$ 22,782,830
Reinvestment of distributions	62,767	7,607	694,855	80,459
Shares redeemed	(653,518)	(160,316)	(7,208,167)	(1,725,079)
Net increase (decrease)	1,545,449	1,989,135	$ 17,184,232	$ 21,138,210
Class C
Shares sold	3,453,034	2,051,407	$ 38,377,757	$ 21,839,640
Reinvestment of distributions	56,600	5,786	626,110	61,058
Shares redeemed	(1,066,827)	(204,886)	(11,738,667)	(2,206,619)
Net increase (decrease)	2,442,807	1,852,307	$ 27,265,200	$ 19,694,079
Fidelity Inflation-Protected Bond
Shares sold	92,431,459	88,169,742 B	$ 1,029,231,226	$ 927,212,422 B
Reinvestment of distributions	2,230,784	727,548 B	24,741,917	7,693,138 B
Shares redeemed	(40,349,290)	(38,806,568) B	(444,382,811)	(409,211,357) B
Net increase (decrease)	54,312,953	50,090,722	$ 609,590,332	$ 525,694,203
Institutional Class
Shares sold	6,179,251	240,262	$ 69,007,458	$ 2,574,979
Reinvestment of distributions	12,111	1,033	134,030	11,007
Shares redeemed	(357,787)	(2,792)	(3,996,438)	(30,038)
Net increase (decrease)	5,833,575	238,503	$ 65,145,050	$ 2,555,948

A Share Transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Share Transactions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Report of Independent Registered
Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2004, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Ac-countants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,

Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (43)
Year of Election or Appointment: 2002 Vice President of the fund and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.
Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/07/2004	06/04/2004	$0.115
Class T	06/07/2004	06/04/2004	$0.115
Class B	06/07/2004	06/04/2004	$0.115
Class C	06/07/2004	06/04/2004	$0.115

A total of 95.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIFB-UANN-0604
1.784719.101

Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Managment's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Life of fund A
Institutional Class B	5.36%	8.31%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® U.S. Treasury Inflation-Protected Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

For the 12 months ending April 30, 2004, the fund's Institutional shares returned 5.36%. During the same period, the LipperSM Intermediate U.S. Treasury Funds Average returned 4.92%, while the Lehman Brothers U.S. TIPS Index returned 5.73%. Aiding the fund's performance was the relatively strong returns of Treasury Inflation-Protected Securities (TIPS) in general, which were among the bond market's best performers for the year. TIPS were fueled by strong demand, a function of their higher yields relative to U.S. Treasuries and the growing threat of inflation as the year wore on. The portfolio avoided owning less-liquid, riskier inflation-protected securities such as those issued by U.S. government agencies and foreign governments. Also boosting performance were holdings in the Fidelity Ultra-Short Central Fund, a diversified pool of assets designed to increase returns on cash-like investments with more efficiency. Detracting from performance was an underweighting - relative to the Lehman Brothers index - in longer-maturity securities, which outperformed shorter-maturity securities during much of the year.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.0	0.1
1 - 1.99%	28.3	18.7
2 - 2.99%	10.8	0.9
3 - 3.99%	56.1	75.3
4% and over	1.2	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	9.7	10.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Corporate Bonds 0.4%		Corporate Bonds 0.7%
	U.S. Government and U.S. Government Agency Obligations 97.7%		U.S. Government and U.S. Government Agency Obligations 96.6%
	Asset-Backed Securities 3.2%		Asset-Backed Securities 3.9%
	CMOs and Other Mortgage Related Securities 1.1%		CMOs and Other Mortgage Related Securities 1.3%
	Short-Term Investments and Net Other Assets*** (2.4)%		Short-Term Investments and Net Other Assets*** (2.5)%
* Foreign investments	0.2%	** Foreign investments	0.1%
* Futures and Swaps	0.1%	** Futures and Swaps	(0.1)%
* Inflation Protected	96.2%	** Inflation Protected	95.6%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	$ 161,488,106	$ 192,776,423
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13 (a)	359,531,014	353,988,241
2% 1/15/14	147,100,840	146,043,552
3% 7/15/12	247,980,695	268,051,633
3.375% 1/15/12	20,235,085	22,448,297
3.5% 1/15/11	300,748,142	335,052,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,324,560,028)		1,318,360,386
Fixed-Income Funds - 8.4%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,311,592
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $26,867,000)	$ 26,869,351	26,867,000
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,466,427,024)		1,460,538,978
NET OTHER ASSETS - (6.6)%		(90,421,819)
NET ASSETS - 100%		$ 1,370,117,159
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,807,571,225 and $1,035,468,111, respectively, of which long-term U.S. government and government agency obligations aggregated $1,752,571,259 and $1,035,468,111, respectively.

Income Tax Information
The fund hereby designates approximately $588,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $26,867,000) (cost $1,466,427,024) - See accompanying schedule		$ 1,460,538,978
Cash		932
Receivable for fund shares sold		4,653,342
Interest receivable		8,803,527
Prepaid expenses		2,426
Receivable from investment adviser for expense reductions		287,206
Total assets		1,474,286,411

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 97,704,429
Payable for fund shares redeemed	5,384,465
Distributions payable	137,074
Accrued management fee	497,181
Distribution fees payable	81,057
Other affiliated payables	219,200
Other payables and accrued expenses	145,846
Total liabilities		104,169,252

Net Assets		$ 1,370,117,159
Net Assets consist of:
Paid in capital		$ 1,366,034,293
Undistributed net investment income		7,841,154
Accumulated undistributed net realized gain (loss) on investments		2,129,758
Net unrealized appreciation (depreciation) on investments		(5,888,046)
Net Assets		$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,655,865 ÷ 2,898,298 shares)	$ 10.92

Maximum offering price per share (100/95.25 of $10.92)	$ 11.46
Class T: Net Asset Value and redemption price per share ($44,265,998 ÷ 4,051,342 shares)	$ 10.93

Maximum offering price per share (100/96.50 of $10.93)	$ 11.33
Class B: Net Asset Value and offering price per share ($38,608,221 ÷ 3,534,584 shares) A	$ 10.92

Class C: Net Asset Value and offering price per share ($46,875,822 ÷ 4,295,114 shares) A	$ 10.91

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($1,142,387,508 ÷ 104,403,675 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,323,745 ÷ 6,072,078 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended April 30, 2004

Investment Income
Interest		$ 30,719,940

Expenses
Management fee	$ 3,658,431
Transfer agent fees	1,386,072
Distribution fees	661,251
Accounting fees and expenses	273,321
Non-interested trustees' compensation	3,483
Custodian fees and expenses	15,055
Registration fees	298,997
Audit	52,837
Legal	8,762
Miscellaneous	39,853
Total expenses before reductions	6,398,062
Expense reductions	(1,466,494)	4,931,568
Net investment income (loss)		25,788,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,675,099
Change in net unrealized appreciation (depreciation) on investment securities		(13,284,357)
Net gain (loss)		(6,609,258)
Net increase (decrease) in net assets resulting from operations		$ 19,179,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2004	June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,788,372	$ 13,861,602
Net realized gain (loss)	6,675,099	2,554,891
Change in net unrealized appreciation (depreciation)	(13,284,357)	7,396,311
Net increase (decrease) in net assets resulting from operations	19,179,114	23,812,804
Distributions to shareholders from net investment income	(11,875,486)	(6,402,651)
Distributions to shareholders from net realized gain	(17,330,008)	(2,017,381)
Total distributions	(29,205,494)	(8,420,032)
Share transactions - net increase (decrease)	774,198,156	590,552,611
Total increase (decrease) in net assets	764,171,776	605,945,383

Net Assets
Beginning of period	605,945,383	-
End of period (including undistributed net investment income of $7,841,154 and undistributed net investment income of $5,441,833, respectively)	$ 1,370,117,159	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.323	.236
Net realized and unrealized gain (loss)	.236 F	.080
Total from investment operations	.559	.316
Distributions from net investment income	(.148)	(.106)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C, D	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.84%	.86% A
Expenses net of voluntary waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,656	$ 10,403
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.313	.229
Net realized and unrealized gain (loss)	.246 F	.081
Total from investment operations	.559	.310
Distributions from net investment income	(.138)	(.100)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.77
Total Return B, C, D	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.95%	.99% A
Expenses net of voluntary waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,266	$ 11,274
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.242	.190
Net realized and unrealized gain (loss)	.235 F	.082
Total from investment operations	.477	.272
Distributions from net investment income	(.066)	(.062)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.327)	(.112)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C, D	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,608	$ 21,426
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.230	.184
Net realized and unrealized gain (loss)	.235 F	.072
Total from investment operations	.465	.256
Distributions from net investment income	(.054)	(.056)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.315)	(.106)
Net asset value, end of period	$ 10.91	$ 10.76
Total Return B, C, D	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50% A
Net investment income (loss)	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,876	$ 19,936
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.341	.358
Net realized and unrealized gain (loss)	.235 E	.653
Total from investment operations	.576	1.011
Distributions from net investment income	(.165)	(.171)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.426)	(.221)
Net asset value, end of period	$ 10.94	$ 10.79
Total Return B, C	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.69% A
Expenses net of voluntary waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142,388	$ 540,338
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.337	.243
Net realized and unrealized gain (loss)	.239 E	.082
Total from investment operations	.576	.325
Distributions from net investment income	(.165)	(.115)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.426)	(.165)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.73% A
Expenses net of voluntary waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,324	$ 2,569
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 11,661,702
Unrealized depreciation	(23,146,174)
Net unrealized appreciation (depreciation)	(11,484,472)
Undistributed ordinary income	13,974,752
Undistributed long-term capital gain	1,625,828
Cost for federal income tax purposes	$ 1,472,023,450

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 28,618,126	$ 8,420,032
Long-term Capital Gains	587,369	-
Total	$ 29,205,495	$ 8,420,032

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28,160	$ 407
Class T	0%	.25%	63,528	18,682
Class B	.65%	.25%	267,015	192,845
Class C	.75%	.25%	302,548	234,273
			$ 661,251	$ 446,207

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67,044
Class T	25,305
Class B*	49,131
Class C*	18,335
$ 159,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 32,591.18
Class T	49,136.19
Class B	60,417.20
Class C	55,206.18
Fidelity Inflation-Protected Bond Fund	1,161,242.16
Institutional Class	27,480.16
	$ 1,386,072

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,206,175 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 33,964
Class T	.75%	51,654
Class B	1.40%	64,844
Class C	1.50%	56,573
Fidelity Inflation-Protected Bond Fund	.50%	1,227,730
Institutional Class	.50%	29,762
		$ 1,464,527

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $338. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 1,629

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2004	2003 A
From net investment income
Class A	$ 240,750	$ 46,907
Class T	305,177	45,306
Class B	171,388	60,203
Class C	140,325	45,995
Fidelity Inflation-Protected Bond Fund	10,787,099	6,193,637 B
Institutional Class	230,747	10,603
Total	$ 11,875,486	$ 6,402,651
From net realized gain
Class A	$ 374,434	$ 12,116
Class T	468,380	13,741
Class B	642,984	33,853
Class C	621,612	28,127
Fidelity Inflation-Protected Bond Fund	15,131,919	1,926,751B
Institutional Class	90,679	2,793
Total	$ 17,330,008	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation-Protected Bond Fund.

B Distributions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2004	2003 A	2004	2003 A
Class A
Shares sold	2,898,529	1,072,706	$ 32,226,130	$ 11,432,858
Reinvestment of distributions	44,484	4,107	492,340	43,816
Shares redeemed	(1,010,562)	(110,966)	(11,219,569)	(1,193,897)
Net increase (decrease)	1,932,451	965,847	$ 21,498,901	$ 10,282,777
Class T
Shares sold	4,305,956	1,120,751	$ 47,873,322	$ 11,982,464
Reinvestment of distributions	65,214	5,323	722,007	56,681
Shares redeemed	(1,366,327)	(79,575)	(15,080,888)	(851,751)
Net increase (decrease)	3,004,843	1,046,499	$ 33,514,441	$ 11,187,394
Class B
Shares sold	2,136,200	2,141,844	$ 23,697,544	$ 22,782,830
Reinvestment of distributions	62,767	7,607	694,855	80,459
Shares redeemed	(653,518)	(160,316)	(7,208,167)	(1,725,079)
Net increase (decrease)	1,545,449	1,989,135	$ 17,184,232	$ 21,138,210
Class C
Shares sold	3,453,034	2,051,407	$ 38,377,757	$ 21,839,640
Reinvestment of distributions	56,600	5,786	626,110	61,058
Shares redeemed	(1,066,827)	(204,886)	(11,738,667)	(2,206,619)
Net increase (decrease)	2,442,807	1,852,307	$ 27,265,200	$ 19,694,079
Fidelity Inflation-Protected Bond
Shares sold	92,431,459	88,169,742 B	$ 1,029,231,226	$ 927,212,422 B
Reinvestment of distributions	2,230,784	727,548 B	24,741,917	7,693,138 B
Shares redeemed	(40,349,290)	(38,806,568) B	(444,382,811)	(409,211,357) B
Net increase (decrease)	54,312,953	50,090,722	$ 609,590,332	$ 525,694,203
Institutional Class
Shares sold	6,179,251	240,262	$ 69,007,458	$ 2,574,979
Reinvestment of distributions	12,111	1,033	134,030	11,007
Shares redeemed	(357,787)	(2,792)	(3,996,438)	(30,038)
Net increase (decrease)	5,833,575	238,503	$ 65,145,050	$ 2,555,948

A Share Transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Share Transactions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Report of Independent Registered
Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2004, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Ac-countants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,

Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (43)
Year of Election or Appointment: 2002 Vice President of the fund and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.
Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/07/2004	06/04/2004	$0.115

A total of 95.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIFBI-UANN-0604
1.784720.101

Fidelity®

Inflation-Protected Bond

Fund

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Life of fundA
Fidelity® Inflation-Protected Bond Fund	5.35%	8.41%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond on June 26, 2002, when the fund started. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers ® U.S. Treasury Inflation-Protected Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity Inflation-Protected Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

For the 12 months ending April 30, 2004, Inflation-Protected Bond returned 5.35%. During the same period, the LipperSM Intermediate U.S. Treasury Funds Average returned 4.92%, while the Lehman Brothers U.S. TIPS Index returned 5.73%. Aiding the fund's performance was the relatively strong returns of Treasury Inflation-Protected Securities (TIPS) in general, which were among the bond market's best performers for the year. TIPS were fueled by strong demand, a function of their higher yields relative to U.S. Treasuries and the growing threat of inflation as the year wore on. The portfolio avoided owning less-liquid, riskier inflation-protected securities such as those issued by U.S. government agencies and foreign governments. Also boosting performance were holdings in the Fidelity Ultra-Short Central Fund, a diversified pool of assets designed to increase returns on cash-like investments with more efficiency. Detracting from performance was an underweighting - relative to the Lehman Brothers index - in longer-maturity securities, which outperformed shorter-maturity securities during much of the year.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.0	0.1
1 - 1.99%	28.3	18.7
2 - 2.99%	10.8	0.9
3 - 3.99%	56.1	75.3
4% and over	1.2	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	9.7	10.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Corporate Bonds 0.4%		Corporate Bonds 0.7%
	U.S. Government and U.S. Government Agency Obligations 97.7%		U.S. Government and U.S. Government Agency Obligations 96.6%
	Asset-Backed Securities 3.2%		Asset-Backed Securities 3.9%
	CMOs and Other Mortgage Related Securities 1.1%		CMOs and Other Mortgage Related Securities 1.3%
	Short-Term Investments and Net Other Assets*** (2.4)%		Short-Term Investments and Net Other Assets*** (2.5)%
* Foreign investments	0.2%	** Foreign investments	0.1%
* Futures and Swaps	0.1%	** Futures and Swaps	(0.1)%
* Inflation Protected	96.2%	** Inflation Protected	95.6%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	$ 161,488,106	$ 192,776,423
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13 (a)	359,531,014	353,988,241
2% 1/15/14	147,100,840	146,043,552
3% 7/15/12	247,980,695	268,051,633
3.375% 1/15/12	20,235,085	22,448,297
3.5% 1/15/11	300,748,142	335,052,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,324,560,028)		1,318,360,386
Fixed-Income Funds - 8.4%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,311,592
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $26,867,000)	$ 26,869,351	26,867,000
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,466,427,024)		1,460,538,978
NET OTHER ASSETS - (6.6)%		(90,421,819)
NET ASSETS - 100%		$ 1,370,117,159
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,807,571,225 and $1,035,468,111, respectively, of which long-term U.S. government and government agency obligations aggregated $1,752,571,259 and $1,035,468,111, respectively.

Income Tax Information
The fund hereby designates approximately $588,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $26,867,000) (cost $1,466,427,024) - See accompanying schedule		$ 1,460,538,978
Cash		932
Receivable for fund shares sold		4,653,342
Interest receivable		8,803,527
Prepaid expenses		2,426
Receivable from investment adviser for expense reductions		287,206
Total assets		1,474,286,411

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 97,704,429
Payable for fund shares redeemed	5,384,465
Distributions payable	137,074
Accrued management fee	497,181
Distribution fees payable	81,057
Other affiliated payables	219,200
Other payables and accrued expenses	145,846
Total liabilities		104,169,252

Net Assets		$ 1,370,117,159
Net Assets consist of:
Paid in capital		$ 1,366,034,293
Undistributed net investment income		7,841,154
Accumulated undistributed net realized gain (loss) on investments		2,129,758
Net unrealized appreciation (depreciation) on investments		(5,888,046)
Net Assets		$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,655,865 ÷ 2,898,298 shares)	$ 10.92

Maximum offering price per share (100/95.25 of $10.92)	$ 11.46
Class T: Net Asset Value and redemption price per share ($44,265,998 ÷ 4,051,342 shares)	$ 10.93

Maximum offering price per share (100/96.50 of $10.93)	$ 11.33
Class B: Net Asset Value and offering price per share ($38,608,221 ÷ 3,534,584 shares) A	$ 10.92

Class C: Net Asset Value and offering price per share ($46,875,822 ÷ 4,295,114 shares) A	$ 10.91

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($1,142,387,508 ÷ 104,403,675 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,323,745 ÷ 6,072,078 shares)	$ 10.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended April 30, 2004

Investment Income
Interest		$ 30,719,940

Expenses
Management fee	$ 3,658,431
Transfer agent fees	1,386,072
Distribution fees	661,251
Accounting fees and expenses	273,321
Non-interested trustees' compensation	3,483
Custodian fees and expenses	15,055
Registration fees	298,997
Audit	52,837
Legal	8,762
Miscellaneous	39,853
Total expenses before reductions	6,398,062
Expense reductions	(1,466,494)	4,931,568
Net investment income (loss)		25,788,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,675,099
Change in net unrealized appreciation (depreciation) on investment securities		(13,284,357)
Net gain (loss)		(6,609,258)
Net increase (decrease) in net assets resulting from operations		$ 19,179,114

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2004	June 26, 2002 (commencement of operations) to April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,788,372	$ 13,861,602
Net realized gain (loss)	6,675,099	2,554,891
Change in net unrealized appreciation (depreciation)	(13,284,357)	7,396,311
Net increase (decrease) in net assets resulting from operations	19,179,114	23,812,804
Distributions to shareholders from net investment income	(11,875,486)	(6,402,651)
Distributions to shareholders from net realized gain	(17,330,008)	(2,017,381)
Total distributions	(29,205,494)	(8,420,032)
Share transactions - net increase (decrease)	774,198,156	590,552,611
Total increase (decrease) in net assets	764,171,776	605,945,383

Net Assets
Beginning of period	605,945,383	-
End of period (including undistributed net investment income of $7,841,154 and undistributed net investment income of $5,441,833, respectively)	$ 1,370,117,159	$ 605,945,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.323	.236
Net realized and unrealized gain (loss)	.236 F	.080
Total from investment operations	.559	.316
Distributions from net investment income	(.148)	(.106)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C, D	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.84%	.86% A
Expenses net of voluntary waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,656	$ 10,403
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.313	.229
Net realized and unrealized gain (loss)	.246 F	.081
Total from investment operations	.559	.310
Distributions from net investment income	(.138)	(.100)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.77
Total Return B, C, D	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.95%	.99% A
Expenses net of voluntary waivers, if any	.75%	.75% A
Expenses net of all reductions	.75%	.75% A
Net investment income (loss)	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,266	$ 11,274
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.242	.190
Net realized and unrealized gain (loss)	.235 F	.082
Total from investment operations	.477	.272
Distributions from net investment income	(.066)	(.062)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.327)	(.112)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C, D	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,608	$ 21,426
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.230	.184
Net realized and unrealized gain (loss)	.235 F	.072
Total from investment operations	.465	.256
Distributions from net investment income	(.054)	(.056)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.315)	(.106)
Net asset value, end of period	$ 10.91	$ 10.76
Total Return B, C, D	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.50%	1.50% A
Net investment income (loss)	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,876	$ 19,936
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.341	.358
Net realized and unrealized gain (loss)	.235 E	.653
Total from investment operations	.576	1.011
Distributions from net investment income	(.165)	(.171)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.426)	(.221)
Net asset value, end of period	$ 10.94	$ 10.79
Total Return B, C	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.69% A
Expenses net of voluntary waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142,388	$ 540,338
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.337	.243
Net realized and unrealized gain (loss)	.239 E	.082
Total from investment operations	.576	.325
Distributions from net investment income	(.165)	(.115)
Distributions from net realized gain	(.261)	(.050)
Total distributions	(.426)	(.165)
Net asset value, end of period	$ 10.92	$ 10.77
Total Return B, C	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.73% A
Expenses net of voluntary waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,324	$ 2,569
Portfolio turnover rate	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 11,661,702
Unrealized depreciation	(23,146,174)
Net unrealized appreciation (depreciation)	(11,484,472)
Undistributed ordinary income	13,974,752
Undistributed long-term capital gain	1,625,828
Cost for federal income tax purposes	$ 1,472,023,450

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 28,618,126	$ 8,420,032
Long-term Capital Gains	587,369	-
Total	$ 29,205,495	$ 8,420,032

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 28,160	$ 407
Class T	0%	.25%	63,528	18,682
Class B	.65%	.25%	267,015	192,845
Class C	.75%	.25%	302,548	234,273
			$ 661,251	$ 446,207

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67,044
Class T	25,305
Class B*	49,131
Class C*	18,335
$ 159,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 32,591.18
Class T	49,136.19
Class B	60,417.20
Class C	55,206.18
Fidelity Inflation-Protected Bond Fund	1,161,242.16
Institutional Class	27,480.16
	$ 1,386,072

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,206,175 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 33,964
Class T	.75%	51,654
Class B	1.40%	64,844
Class C	1.50%	56,573
Fidelity Inflation-Protected Bond Fund	.50%	1,227,730
Institutional Class	.50%	29,762
		$ 1,464,527

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $338. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 1,629

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended April 30,
	2004	2003 A
From net investment income
Class A	$ 240,750	$ 46,907
Class T	305,177	45,306
Class B	171,388	60,203
Class C	140,325	45,995
Fidelity Inflation-Protected Bond Fund	10,787,099	6,193,637 B
Institutional Class	230,747	10,603
Total	$ 11,875,486	$ 6,402,651
From net realized gain
Class A	$ 374,434	$ 12,116
Class T	468,380	13,741
Class B	642,984	33,853
Class C	621,612	28,127
Fidelity Inflation-Protected Bond Fund	15,131,919	1,926,751B
Institutional Class	90,679	2,793
Total	$ 17,330,008	$ 2,017,381

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003, except for Fidelity Inflation-Protected Bond Fund.

B Distributions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended April 30,		Years ended April 30,
	2004	2003 A	2004	2003 A
Class A
Shares sold	2,898,529	1,072,706	$ 32,226,130	$ 11,432,858
Reinvestment of distributions	44,484	4,107	492,340	43,816
Shares redeemed	(1,010,562)	(110,966)	(11,219,569)	(1,193,897)
Net increase (decrease)	1,932,451	965,847	$ 21,498,901	$ 10,282,777
Class T
Shares sold	4,305,956	1,120,751	$ 47,873,322	$ 11,982,464
Reinvestment of distributions	65,214	5,323	722,007	56,681
Shares redeemed	(1,366,327)	(79,575)	(15,080,888)	(851,751)
Net increase (decrease)	3,004,843	1,046,499	$ 33,514,441	$ 11,187,394
Class B
Shares sold	2,136,200	2,141,844	$ 23,697,544	$ 22,782,830
Reinvestment of distributions	62,767	7,607	694,855	80,459
Shares redeemed	(653,518)	(160,316)	(7,208,167)	(1,725,079)
Net increase (decrease)	1,545,449	1,989,135	$ 17,184,232	$ 21,138,210
Class C
Shares sold	3,453,034	2,051,407	$ 38,377,757	$ 21,839,640
Reinvestment of distributions	56,600	5,786	626,110	61,058
Shares redeemed	(1,066,827)	(204,886)	(11,738,667)	(2,206,619)
Net increase (decrease)	2,442,807	1,852,307	$ 27,265,200	$ 19,694,079
Fidelity Inflation-Protected Bond
Shares sold	92,431,459	88,169,742 B	$ 1,029,231,226	$ 927,212,422 B
Reinvestment of distributions	2,230,784	727,548 B	24,741,917	7,693,138 B
Shares redeemed	(40,349,290)	(38,806,568) B	(444,382,811)	(409,211,357) B
Net increase (decrease)	54,312,953	50,090,722	$ 609,590,332	$ 525,694,203
Institutional Class
Shares sold	6,179,251	240,262	$ 69,007,458	$ 2,574,979
Reinvestment of distributions	12,111	1,033	134,030	11,007
Shares redeemed	(357,787)	(2,792)	(3,996,438)	(30,038)
Net increase (decrease)	5,833,575	238,503	$ 65,145,050	$ 2,555,948

A Share Transactions are for the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

B Share Transactions are for the period June 26, 2002 (commencement of operations) to April 30, 2003.

Annual Report

Report of Independent Registered
Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the portfolio of investments, as of April 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2004, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,

Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2002

Vice President of Inflation-Protected Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Inflation-Protected Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (43)
Year of Election or Appointment: 2002 Vice President of the fund and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.
Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of Inflation-Protected Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Inflation-Protected Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Inflation-Protected Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Inflation-Protected Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Inflation-Protected Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Inflation-Protected Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of Inflation-Protected Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Inflation-Protected Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Inflation-Protected Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Inflation-Protected Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of Inflation-Protected Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Inflation-Protected Bond	06/07/2004	06/04/2004	$0.115

A total of 95.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IFB-UANN-0604
1.784718.101

Fidelity®

Investment Grade Bond

Fund

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	4	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Investment Grade Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Past 5 years	Past 10 years
Investment Grade Bond	1.89%	6.41%	6.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Investment Grade Bond on April 30, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity® Investment Grade Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

Investment Grade Bond gained 1.89% during the past year, topping the Lehman Brothers Aggregate Bond Index, but falling just short of the LipperSM Intermediate Investment Grade Debt Funds Average, which returned 1.91%. Sector allocation provided a solid boost versus the index, as the fund was well-positioned to access value across the entire investment-grade bond space. In an environment that favored riskier assets, it paid to overweight high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS) and mortgage securities - all of which outpaced comparable-duration Treasuries. Corporates were particular standouts, as yield spreads continued to narrow sharply for most of the period in response to improved credit conditions, reduced stock market volatility and strong supply/demand technicals. While the fund was rewarded for its emphasis on corporates, strong issue selection within the sector contributed the most relative to the index. Owning the right mortgages also helped, as I focused more on seasoned - meaning older - high-coupon premium mortgages, which performed well throughout the period. Adding attractively valued ABS in place of some AAA-rated corporates further enhanced returns and also improved the fund's risk profile. Conversely, some holdings in longer-dated Treasuries detracted as long-term rates moved higher.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004*	As of October 31, 2003**
U.S. Government and U.S. Government Agency Obligations 58.2%	U.S. Government and U.S. Government Agency Obligations 57.8%
AAA 7.2%	AAA 7.3%
AA 3.0%	AA 3.5%
A 13.9%	A 13.7%
BBB 17.7%	BBB 16.3%
BB and Below 1.4%	BB and Below 1.8%
Not Rated 0.5%	Not Rated 0.7%
Short-Term Investments and Net Other Assets(dagger) (1.9)%	Short-Term Investments and Net Other Assets(dagger) (1.1)%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	5.7	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.9	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Corporate Bonds 26.8%		Corporate Bonds 27.3%
	U.S. Government and U.S. Government Agency Obligations 58.2%		U.S. Government and U.S. Government Agency Obligations 57.8%
	Asset-Backed Securities 9.8%		Asset-Backed Securities 10.0%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 4.2%
	Municipal Bonds 0.0%		Municipal Bonds 0.7%
	Other Investments 0.9%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets(dagger) (1.9)%		Short-Term Investments and Net Other Assets(dagger) (1.1)%
* Foreign investments	7.5%	** Foreign investments	7.3%
* Futures and Swaps	4.8%	** Futures and Swaps	(0.2)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 12,700	$ 12,788
4.05% 6/4/08	3,815	3,747
4.75% 1/15/08	15,985	16,216
		32,751
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	8,600	9,145
Media - 2.6%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,625
7.625% 4/15/31	14,695	16,082
7.7% 5/1/32	2,000	2,210
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,063
Clear Channel Communications, Inc. 5.75% 1/15/13	2,600	2,658
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,908
Comcast Corp. 7.05% 3/15/33	15,000	15,780
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,478
7.125% 10/1/12	11,035	12,220
7.75% 8/15/06	2,500	2,759
7.75% 11/1/10	9,500	10,872
Liberty Media Corp. 5.7% 5/15/13	7,600	7,599
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,418
7.75% 12/1/45	4,000	4,599
8% 10/17/16	1,000	1,191
News America, Inc. 6.55% 3/15/33	3,500	3,554
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,213
Walt Disney Co. 5.375% 6/1/07	16,550	17,366
		154,595
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	3,924
TOTAL CONSUMER DISCRETIONARY		200,415
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	8,000	8,612
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	$ 4,120	$ 4,329
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	9,985	10,629
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,135
		15,764
TOTAL CONSUMER STAPLES		28,705
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,560
Weatherford International Ltd. 4.95% 10/15/13	5,200	5,028
		11,588
Oil & Gas - 0.7%
Alberta Energy Co. Ltd. 7.375% 11/1/31	2,950	3,344
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,626
7.125% 3/15/33	3,945	3,947
7.375% 10/1/09	3,475	3,838
Anadarko Petroleum Corp. 5% 10/1/12	6,900	6,830
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,248
EnCana Corp. 4.75% 10/15/13	4,530	4,353
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,094
		38,280
TOTAL ENERGY		49,868
FINANCIALS - 13.4%
Capital Markets - 1.5%
Amvescap PLC:
5.9% 1/15/07	1,350	1,440
yankee 6.6% 5/15/05	10,725	11,160
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,941
4.25% 9/4/12 (d)	5,730	5,759
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	5,900	6,286
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,820
6.6% 1/15/12	12,750	13,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
J.P. Morgan Chase & Co. 4.875% 3/15/14	$ 9,405	$ 8,994
Morgan Stanley:
4.75% 4/1/14	24,180	22,591
6.6% 4/1/12	6,970	7,672
		89,624
Commercial Banks - 1.8%
Bank One Corp. 5.25% 1/30/13	13,775	13,790
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,809
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,875
5.25% 2/10/14 (a)	10,965	10,778
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,039
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,241
Korea Development Bank:
3.875% 3/2/09	11,200	10,893
5.75% 9/10/13	20,580	21,026
PNC Funding Corp. 5.25% 11/15/15	5,960	5,834
Popular North America, Inc. 6.125% 10/15/06	5,270	5,640
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,471
Wachovia Corp. 4.875% 2/15/14	11,000	10,629
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,364
		104,389
Consumer Finance - 3.4%
American General Finance Corp.:
2.75% 6/15/08	430	411
4% 3/15/11	13,030	12,435
4.5% 11/15/07	13,100	13,493
Capital One Bank:
4.875% 5/15/08	8,240	8,424
6.5% 6/13/13	8,775	9,152
Ford Motor Credit Co.:
6.5% 1/25/07	11,890	12,609
7% 10/1/13	8,600	8,844
7.375% 10/28/09	25,665	27,743
General Electric Capital Corp.:
6% 6/15/12	4,600	4,905
6.125% 2/22/11	21,400	23,114
General Motors Acceptance Corp.:
6.125% 2/1/07	840	887
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.125% 8/28/07	$ 840	$ 888
6.875% 9/15/11	18,455	19,371
Household Finance Corp.:
6.375% 10/15/11	20,020	21,721
6.375% 11/27/12	6,035	6,499
6.75% 5/15/11	9,235	10,225
7% 5/15/12	7,166	8,029
MBNA Corp. 7.5% 3/15/12	7,730	8,872
		197,622
Diversified Financial Services - 4.1%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,507
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,614
5.125% 10/1/13 (a)	4,725	4,664
Citigroup, Inc.:
5.625% 8/27/12	5,960	6,215
7.25% 10/1/10	9,900	11,307
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,074
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,234
8.25% 6/15/05	2,035	2,166
8.5% 6/15/10	14,665	17,328
8.75% 6/15/30	8,045	9,993
Devon Financing Corp. U.L.C. 7.875% 9/30/31	4,350	5,017
Hutchison Whampoa International Ltd. 6.25% 1/24/14 (a)	8,800	8,638
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,437
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	8,040	7,973
NiSource Finance Corp. 7.875% 11/15/10	12,580	14,644
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,360
7.375% 12/15/14	27,060	28,278
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,669
Sprint Capital Corp.:
6.125% 11/15/08	7,800	8,352
7.125% 1/30/06	4,800	5,149
8.375% 3/15/12	8,000	9,389
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Telecom Italia Capital 4% 11/15/08 (a)	$ 12,400	$ 12,292
Verizon Global Funding Corp.:
7.25% 12/1/10	11,000	12,436
7.375% 9/1/12	11,080	12,673
		238,409
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	13,000	12,636
Assurant, Inc. 5.625% 2/15/14 (a)	4,265	4,275
Prudential Financial, Inc. 3.75% 5/1/08	6,245	6,206
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,104
6.375% 3/15/33	4,075	4,056
		30,277
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,877
Camden Property Trust:
5.875% 6/1/07	3,920	4,179
5.875% 11/30/12	6,435	6,638
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,385
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,321
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,019
EOP Operating LP:
4.75% 3/15/14	11,300	10,539
7.75% 11/15/07	2,425	2,745
Gables Realty LP:
5.75% 7/15/07	8,040	8,504
6.8% 3/15/05	1,120	1,158
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,016
Regency Centers LP 6.75% 1/15/12	7,380	8,082
		74,463
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,330
4% 3/22/11	14,235	13,435
5.625% 5/15/07	5,500	5,834
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,649
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,865	3,703
Washington Mutual Bank 6.875% 6/15/11	4,900	5,480
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 6,300	$ 6,402
4.625% 4/1/14	7,910	7,318
		46,151
TOTAL FINANCIALS		780,935
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
Bombardier, Inc. 6.3% 5/1/14 (a)	5,565	5,488
Raytheon Co.:
5.5% 11/15/12	13,415	13,592
6.15% 11/1/08	8,000	8,612
6.75% 8/15/07	4,770	5,227
		32,919
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,698
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,059
6.375% 10/15/11	4,000	4,212
6.75% 2/15/11	20,675	22,297
		29,568
Road & Rail - 0.3%
CSX Corp.:
6.75% 3/15/11	9,000	9,866
7.95% 5/1/27	4,000	4,677
		14,543
TOTAL INDUSTRIALS		84,728
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	3,000	3,186
7.625% 11/15/10	6,000	6,785
8% 11/1/11	13,535	15,678
		25,649
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	$ 1,945	$ 1,962
6.875% 7/15/33 (a)	4,070	4,208
		6,170
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,696
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,481
		7,177
Paper & Forest Products - 0.5%
International Paper Co.:
4.25% 1/15/09	2,090	2,074
5.5% 1/15/14	5,245	5,198
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,566
6.125% 3/15/07	2,735	2,927
6.75% 3/15/12	6,370	6,983
7.375% 3/15/32	5,060	5,543
		26,291
TOTAL MATERIALS		39,638
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	5,200	6,204
AT&T Corp. 8.75% 11/15/31	12,235	12,949
BellSouth Corp. 6% 10/15/11	3,210	3,424
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,020
8.875% 12/15/30	3,280	4,149
France Telecom SA 8.75% 3/1/11	15,880	18,773
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,885
SBC Communications, Inc. 5.875% 2/1/12	1,000	1,046
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,692
		98,142
Wireless Telecommunication Services - 0.9%
America Movil SA de CV:
4.125% 3/1/09 (a)	5,875	5,632
5.5% 3/1/14 (a)	13,390	12,529
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 8,875	$ 10,222
8.75% 3/1/31	5,900	7,198
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,588
7.125% 12/15/31	6,488	6,849
		53,018
TOTAL TELECOMMUNICATION SERVICES		151,160
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	4,765	4,702
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,335
8.125% 6/15/10	6,245	7,314
DTE Energy Co. 7.05% 6/1/11	5,030	5,543
Duke Capital Corp. 6.75% 2/15/32	5,365	5,286
Exelon Generation Co. LLC 5.35% 1/15/14 (a)	10,000	9,799
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,445
6.45% 11/15/11	5,640	5,938
Illinois Power Co. 7.5% 6/15/09	5,000	5,550
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,053
5.875% 10/1/12	2,650	2,739
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,997
Pacific Gas & Electric Co.:
3.6% 3/1/09	1,700	1,649
4.2% 3/1/11	2,010	1,929
4.8% 3/1/14	2,670	2,555
6.05% 3/1/34	9,655	9,131
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,655
7.875% 10/1/12	5,630	6,724
Southern California Edison Co.:
4.65% 4/1/15	3,685	3,459
5% 1/15/14	4,645	4,557
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,232
		120,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,535	$ 1,706
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,428
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,131
7.3% 12/1/10	4,480	5,060
		16,325
Multi-Utilities & Unregulated Power - 0.4%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,431
7% 4/1/12	4,485	4,966
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,126
7.5% 1/15/31	1,270	1,187
		23,710
TOTAL UTILITIES		160,627
TOTAL NONCONVERTIBLE BONDS (Cost $1,471,604)		1,521,725
U.S. Government and Government Agency Obligations - 17.5%

U.S. Government Agency Obligations - 5.6%
Fannie Mae:
4.375% 7/17/13	20,950	19,778
4.625% 10/15/13	50,000	48,678
5% 5/14/07	24,000	24,025
5.25% 8/1/12	2,280	2,299
5.5% 7/18/12	34,500	34,843
6% 5/15/11	7,555	8,204
6.125% 3/15/12	22,972	25,016
6.25% 2/1/11	7,655	8,299
6.25% 7/19/11	55,500	56,091
6.25% 3/22/12	19,683	20,377
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,203
Freddie Mac:
4.5% 1/15/14	25,300	24,299
5.25% 11/5/12	5,610	5,548
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 29,045	$ 30,851
6% 5/25/12	7,900	7,922
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		327,433
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,181
6.125% 8/15/29	204,351	225,632
6.25% 5/15/30	4,610	5,181
6.375% 8/15/27	30,445	34,474
8% 11/15/21	66,000	86,945
9.875% 11/15/15	6,825	9,922
11.25% 2/15/15	21,590	33,669
U.S. Treasury Notes:
2.375% 8/15/06	45,005	44,873
3.375% 12/15/08	5,200	5,164
4% 11/15/12 (c)	188,820	183,908
5% 8/15/11	5,312	5,585
6.5% 2/15/10	27,000	30,704
TOTAL U.S. TREASURY OBLIGATIONS		691,238
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,031,346)		1,018,671
U.S. Government Agency - Mortgage Securities - 37.0%

Fannie Mae - 35.1%
4% 5/1/19 (b)	242,753	238,158
4.5% 7/1/33 to 12/1/33	64,796	60,883
5% 12/1/17	2,567	2,586
5% 5/1/34 (b)	354,321	343,361
5.5% 2/1/11 to 11/1/33	134,193	134,960
5.5% 5/1/34 (b)	79,092	78,919
6% 1/1/13 to 6/1/32	10,344	10,744
6% 5/1/19 (b)	309,332	322,482
6.5% 3/1/06 to 4/1/33	309,715	324,966
6.5% 5/1/19 (b)	94,436	99,045
7% 7/1/22 to 1/1/34	266,013	281,425
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 5/1/34 (b)	$ 125,000	$ 132,148
7.5% 6/1/25 to 8/1/29	6,951	7,456
9.5% 1/1/17 to 2/1/25	558	627
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		2,037,773
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	960	1,046
Government National Mortgage Association - 1.9%
5.5% 12/15/32 to 8/15/33	10,946	10,960
5.5% 5/1/34 (b)	7,619	7,619
6% 10/15/08 to 10/15/30	14,824	15,263
6% 5/1/34 (b)	7,427	7,612
6.5% 3/15/26 to 2/15/33	6,998	7,315
7% 8/15/23 to 12/15/32	54,874	58,356
7.5% 10/15/05 to 8/15/28	3,169	3,417
8% 9/15/24 to 5/15/32	645	705
8.5% 1/15/31	34	38
9% 4/15/23	8	9
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		111,294
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,157,945)		2,150,113
Asset-Backed Securities - 5.4%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 2.95% 11/25/32 (d)	3,646	3,720
Series 2004-HE1:
Class M1, 1.6% 2/25/34 (d)	2,300	2,300
Class M2, 2.2% 2/25/34 (d)	2,600	2,601
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	4,600	4,609
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (d)	1,290	1,291
Class M2, 1.58% 4/25/34 (d)	1,000	1,001
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (d)	7,708	7,734
Series 2003-HE7 Class A3, 1.46% 12/15/33 (d)	11,715	11,752
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (d)	$ 10,414	$ 10,439
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	3,830	4,007
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (d)	8,570	8,621
Series 2003-2B Class B2, 3.5% 2/17/09	7,080	7,163
Series 2003-A4 Class A4, 3.65% 7/15/11	3,139	3,097
Series 2003-B1 Class B1, 2.27% 2/17/09 (d)	13,465	13,706
Series 2003-B4 Class B4, 1.9% 7/15/11 (d)	6,635	6,769
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (d)	3,150	3,249
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (d)	4,365	4,365
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	858	873
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (d)	15,800	15,852
Series 2002-B1 Class B1, 1.44% 6/25/09 (d)	9,430	9,467
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (d)	5,450	5,445
Series 2004-3 Class M1, 1.6% 6/25/34 (d)	1,525	1,524
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (d)	1,400	1,414
Class M2, 2.85% 11/25/33 (d)	700	704
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (d)	425	424
Class M4, 2% 3/25/34 (d)	325	324
Class M6, 2.35% 3/25/34 (d)	400	399
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,517
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,452
GSAMP Trust Series 2004-FM2:
Class M1, 1.6% 1/25/34 (d)	3,500	3,500
Class M2, 2.2% 1/25/34 (d)	1,600	1,600
Class M3, 2.4% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (d)	1,536	1,542
Class M1, 1.98% 8/25/33 (d)	2,915	2,960
Series 2003-4:
Class M1, 1.9% 10/25/33 (d)	4,025	4,076
Class M2, 3% 10/25/33 (d)	4,765	4,842
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-5N Class A, 7.5% 1/27/34 (a)	$ 694	$ 698
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	1,187	1,187
Series 2003-2N Class A, 8% 9/27/33 (a)	1,810	1,819
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	4,611	4,633
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (d)	5,869	5,883
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (d)	4,800	4,938
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.46% 1/15/09 (d)	33,400	33,545
Series 2003-B3 Class B3, 1.475% 1/18/11 (d)	7,085	7,110
Series 2003-B5 Class B5, 1.47% 2/15/11 (d)	9,585	9,659
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (d)	2,225	2,220
Class M2, 1.65% 7/25/34 (d)	400	399
Class M3, 2.05% 7/25/34 (d)	825	823
Class M4, 2.2% 7/25/34 (d)	550	549
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (d)	1,945	1,983
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	47	47
Series 2003-HE1 Class M2, 3% 5/25/33 (d)	5,560	5,644
Series 2003-NC8 Class M1, 1.8% 9/25/33 (d)	2,600	2,610
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (d)	5,135	5,226
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(d)	3,680	3,720
Series 2002-NC3 Class M1, 1.82% 8/25/32 (d)	1,585	1,602
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	496	497
Series 2003-NC2 Class M2, 3.1% 2/25/33 (d)	2,855	2,932
Morgan Stanley Dean Witter Capital I Trust, Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	887	891
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (d)	6,473	6,487
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,498
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.55% 6/25/34 (d)	1,500	1,503
Class M4, 2.075% 6/25/34 (d)	2,520	2,526
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,180
Series 2002-4 Class A, 1.23% 8/18/09 (d)	10,400	10,415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.07% 6/15/33 (d)	$ 5,136	$ 5,146
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(d)	9,340	9,355
TOTAL ASSET-BACKED SECURITIES (Cost $310,072)		312,664
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 2.5%
Banc America Mortgage Securities, Inc.:
Series 2004-D:
Class 1A1, 3.6188% 5/25/34 (d)	14,010	13,979
Class 2A2, 4.2236% 5/25/34 (d)	14,010	13,991
Series 2003-K:
Class 1A1, 3.4069% 12/25/33 (d)	3,783	3,813
Class 2A1, 4.2457% 12/25/33 (d)	9,082	9,089
Series 2003-L Class 2A1, 4.0764% 1/25/34 (d)	16,898	16,789
Series 2004-B:
Class 1A1, 3.4996% 3/25/34 (d)	8,125	8,140
Class 2A2, 4.1831% 3/25/34	6,132	6,127
Series 2004-C Class 1A1, 3.4467% 4/25/34 (d)	12,989	13,000
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (d)	5,517	5,506
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	2,082	2,161
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	7,987	8,327
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (a)(d)	9,082	9,227
Class B4, 2.85% 7/10/35 (a)(d)	6,910	7,020
Class B5, 3.45% 7/10/35 (a)(d)	6,515	6,637
Class B6, 3.95% 7/10/35 (a)(d)	2,961	3,016
Series 2003-CB1:
Class B3, 2.55% 6/10/35 (a)(d)	3,167	3,217
Class B4, 2.75% 6/10/35 (a)(d)	2,833	2,878
Class B5, 3.35% 6/10/35 (a)(d)	1,935	1,971
Class B6, 3.85% 6/10/35 (a)(d)	1,149	1,171
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-A Class B4, 2.3% 2/10/36 (a)(d)	$ 5,993	$ 5,993
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,468	2,575
TOTAL PRIVATE SPONSOR		144,627
U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	7,465	7,590
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	13,769	14,445
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	760	769
Series 2003-73 Class GA, 3.5% 5/25/31	9,673	9,311
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	906	918
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,748
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,038	5,771
Series 2749 Class MZ, 5% 2/15/24	2,557	2,551
Series 2764:
Class ZA, 5% 10/15/32	997	992
Class ZB, 5% 3/15/33	1,684	1,674
Class ZC, 4.5% 3/15/19	1,065	1,058
Series 2769 Class ZA, 5% 9/15/32	1,565	1,557
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8705% 10/16/23 (d)	1,490	1,578
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,919
TOTAL U.S. GOVERNMENT AGENCY		69,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $214,816)		214,508
Commercial Mortgage Securities - 2.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(d)	$ 8,059	$ 8,059
Class B, 3% 4/25/34 (a)(d)	895	895
Class M1, 1.66% 4/25/34 (a)(d)	696	696
Class M2, 2.3% 4/25/34 (a)(d)	696	696
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.38% 4/14/15 (a)(d)	13,671	13,667
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.0658% 2/12/16 (a)(d)	3,810	4,083
COMM floater:
Series 2001-FL5A Class A2, 1.65% 11/15/13 (a)(d)	1,410	1,410
Series 2002-FL7 Class A2, 1.45% 11/15/14 (a)(d)	7,270	7,269
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,533	4,742
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,242
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,066
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,320	2,402
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,544
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	3,400	3,679
Class C1, 7.52% 5/15/06 (a)	3,500	3,794
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,589
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,457
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,197
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,185
Series 2003-47 Class XA, 0.0215% 6/16/43 (d)(f)	36,036	1,758
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	4,085	4,426
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,895
Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	1,220	1,294
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,128
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,733
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	$ 6,100	$ 6,493
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,877
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,190)		156,276
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic:
5.5% 1/15/13	6,375	6,415
7.125% 1/11/12	5,695	6,375
State of Israel 4.625% 6/15/13	1,855	1,718
United Mexican States:
4.625% 10/8/08	23,395	23,278
7.5% 1/14/12	9,800	10,756
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,091)		48,542
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,862
Fixed-Income Funds - 11.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	671,253
Cash Equivalents - 15.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $908,400)	$ 908,479	$ 908,400
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $6,971,842)		7,007,014
NET OTHER ASSETS - (20.7)%		(1,201,608)
NET ASSETS - 100%		$ 5,805,406
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 3,900	$ 3
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	(2)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,900	30
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	4,200	12
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	1,885	25
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	2
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	1,100	(7)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	4,000	(22)
TOTAL CREDIT DEFAULT SWAP		30,860	41
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	$ 50,000	$ 172
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	18
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	60,000	(772)
Receive quarterly a fixed rate equal to 4.6775% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	April 2010	39,445	(311)
TOTAL INTEREST RATE SWAP		158,445	(893)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 11,300	$ (552)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	12,600	(414)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	11,300	(346)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	(39)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	11,300	(340)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	11,300	(275)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	(75)
TOTAL TOTAL RETURN SWAP		89,500	(2,041)
		278,805	(2,893)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $282,336,000 or 4.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,982,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $14,817,799,000 and $14,101,494,000, respectively, of which long-term U.S. government and government agency obligations aggregated $13,430,309,000 and $13,241,027,000, respectively.

Income Tax Information
The fund hereby designates approximately $25,280,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $908,400) (cost $6,971,842) - See accompanying schedule		$ 7,007,014
Cash		355
Receivable for investments sold		6,591
Receivable for fund shares sold		7,167
Interest receivable		49,590
Prepaid expenses		19
Receivable from investment adviser for expense reductions		4
Other affiliated receivables		5
Total assets		7,070,745

Liabilities
Payable for investments purchased Regular delivery	$ 7,060
Delayed delivery	1,244,661
Payable for fund shares redeemed	6,796
Distributions payable	415
Unrealized loss on swap agreements	2,893
Accrued management fee	2,069
Distribution fees payable	22
Other affiliated payables	918
Other payables and accrued expenses	505
Total liabilities		1,265,339

Net Assets		$ 5,805,406
Net Assets consist of:
Paid in capital		$ 5,732,605
Undistributed net investment income		3,661
Accumulated undistributed net realized gain (loss) on investments		36,861
Net unrealized appreciation (depreciation) on investments		32,279
Net Assets		$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,088 ÷ 2,958 shares)	$ 7.47

Maximum offering price per share (100/95.25 of $7.47)	$ 7.84
Class T: Net Asset Value and redemption price per share ($29,952 ÷ 4,009 shares)	$ 7.47

Maximum offering price per share (100/96.50 of $7.47)	$ 7.74
Class B: Net Asset Value and offering price per share ($8,700 ÷ 1,164 shares) A	$ 7.47

Class C: Net Asset Value and offering price per share ($6,672 ÷ 893 shares) A	$ 7.47

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,735,154 ÷ 767,832 shares)	$ 7.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,840 ÷ 379.9 shares)	$ 7.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2004

Investment Income
Interest		$ 209,122
Security lending		352
Total income		209,474

Expenses
Management fee	$ 23,634
Transfer agent fees	9,573
Distribution fees	195
Accounting and security lending fees	716
Non-interested trustees' compensation	29
Appreciation in deferred trustees' compensation account	2
Custodian fees and expenses	237
Registration fees	199
Audit	90
Legal	27
Miscellaneous	408
Total expenses before reductions	35,110
Expense reductions	(100)	35,010
Net investment income (loss)		174,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	61,541
Swap agreements	2,162
Total net realized gain (loss)		63,703
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,450)
Swap agreements	(3,003)
Total change in net unrealized appreciation (depreciation)		(142,453)
Net gain (loss)		(78,750)
Net increase (decrease) in net assets resulting from operations		$ 95,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2004	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,464	$ 177,829
Net realized gain (loss)	63,703	151,806
Change in net unrealized appreciation (depreciation)	(142,453)	143,315
Net increase (decrease) in net assets resulting from operations	95,714	472,950
Distributions to shareholders from net investment income	(178,051)	(172,052)
Distributions to shareholders from net realized gain	(92,131)	(73,736)
Total distributions	(270,182)	(245,788)
Share transactions - net increase (decrease)	674,016	1,022,853
Total increase (decrease) in net assets	499,548	1,250,015

Net Assets
Beginning of period	5,305,858	4,055,843
End of period (including undistributed net investment income of $3,661 and undistributed net investment income of $6,963, respectively)	$ 5,805,406	$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.224	.186
Net realized and unrealized gain (loss)	(.095)	.326
Total from investment operations	.129	.512
Distributions from net investment income	(.229)	(.172)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.359)	(.292)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.79% A
Expenses net of voluntary waivers, if any	.83%	.79% A
Expenses net of all reductions	.83%	.79% A
Net investment income (loss)	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 8
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.214	.180
Net realized and unrealized gain (loss)	(.094)	.324
Total from investment operations	.120	.504
Distributions from net investment income	(.220)	(.164)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.350)	(.284)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.96%	.97% A
Expenses net of voluntary waivers, if any	.95%	.95% A
Expenses net of all reductions	.95%	.95% A
Net investment income (loss)	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 10
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.166	.147
Net realized and unrealized gain (loss)	(.095)	.322
Total from investment operations	.071	.469
Distributions from net investment income	(.171)	(.129)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.301)	(.249)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60%	1.60% A
Expenses net of all reductions	1.60%	1.60% A
Net investment income (loss)	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.161	.145
Net realized and unrealized gain (loss)	(.095)	.322
Total from investment operations	.066	.467
Distributions from net investment income	(.166)	(.127)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.296)	(.247)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.66%	1.64% A
Expenses net of all reductions	1.66%	1.64% A
Net investment income (loss)	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Income from Investment Operations
Net investment income (loss)B	.240	.290	.379 D	.445	.433
Net realized and unrealized gain (loss)	(.095)	.483	.158 D	.324	(.388)
Total from investment operations	.145	.773	.537	.769	.045
Distributions from net investment income	(.245)	(.283)	(.377)	(.449)	(.435)
Distributions from net realized gain	(.130)	(.120)	(.010)	-	-
Total distributions	(.375)	(.403)	(.387)	(.449)	(.435)
Net asset value, end of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Total Return A	1.89%	10.82%	7.61%	11.51%	.71%
Ratios to Average Net Assets C
Expenses before expense reductions	.63%	.66%	.66%	.65%	.70%
Expenses net of voluntary waivers, if any	.63%	.66%	.66%	.65%	.70%
Expenses net of all reductions	.63%	.66%	.66%	.64%	.69%
Net investment income (loss)	3.16%	3.86%	5.18% D	6.31%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 5,735	$ 5,274	$ 4,056	$ 2,976	$ 2,130
Portfolio turnover rate	238%	276%	230%	226%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.233	.202
Net realized and unrealized gain (loss)	(.078)	.321
Total from investment operations	.155	.523
Distributions from net investment income	(.245)	(.183)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.375)	(.303)
Net asset value, end of period	$ 7.48	$ 7.70
Total Return B, C	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.64%	.56% A
Expenses net of voluntary waivers, if any	.64%	.56% A
Expenses net of all reductions	.64%	.56% A
Net investment income (loss)	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840	$ 275
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to Short-term capital gains, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,975
Unrealized depreciation	(64,405)
Net unrealized appreciation (depreciation)	28,570
Undistributed ordinary income	33,473
Undistributed long-term capital gain	21,444

Cost for federal income tax purposes	$ 6,978,444

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 244,902	$ 227,354
Long-term Capital Gains	25,280	18,434
Total	$ 270,182	$ 245,788

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 16	$ -
Class T	0%	.25%	42	-
Class B	.65%	.25%	79	57
Class C	.75%	.25%	58	37
			$ 195	$ 94

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	28
Class C*	14
$ 61

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 24.23
Class T	42.25
Class B	24.27
Class C	12.20
Investment Grade Bond	9,470.17
Institutional Class	1.18
	$ 9,573

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,679 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class T	.95%	$ 2
Class B	1.60%	3
		$ 5

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond's operating expenses. During the period, this reimbursement reduced the class' expenses by $40.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 51

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were owners of record of approximately 18% and 10%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the fund.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2004	2003 A
From net investment income
Class A	$ 334	$ 68
Class T	496	90
Class B	197	54
Class C	126	32
Investment Grade Bond	176,877	171,804
Institutional Class	21	4
Total	$ 178,051	$ 172,052
From net realized gain
Class A	$ 86	$ 31
Class T	206	42
Class B	146	41
Class C	101	23
Investment Grade Bond	91,586	73,597
Institutional Class	6	2
Total	$ 92,131	$ 73,736

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to
April 30, 2003.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2004	2003 A	2004	2003 A
Class A
Shares sold	6,935	1,088	$ 53,009	$ 8,282
Reinvestment of distributions	41	12	312	88
Shares redeemed	(5,068)	(50)	(38,622)	(383)
Net increase (decrease)	1,908	1,050	$ 14,699	$ 7,987
Class T
Shares sold	3,443	1,513	$ 26,145	$ 11,450
Reinvestment of distributions	91	17	690	129
Shares redeemed	(876)	(179)	(6,636)	(1,363)
Net increase (decrease)	2,658	1,351	$ 20,199	$ 10,216

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2004	2003 A	2004	2003 A
Class B
Shares sold	693	1,090	$ 5,279	$ 8,264
Reinvestment of distributions	38	11	290	82
Shares redeemed	(569)	(99)	(4,307)	(749)
Net increase (decrease)	162	1,002	$ 1,262	$ 7,597
Class C
Shares sold	742	851	$ 5,684	$ 6,459
Reinvestment of distributions	25	6	192	48
Shares redeemed	(594)	(137)	(4,535)	(1,038)
Net increase (decrease)	173	720	$ 1,341	$ 5,469
Investment Grade Bond
Shares sold	235,224	267,099	$ 1,786,028	$ 2,006,171
Reinvestment of distributions	34,342	31,580	261,415	237,126
Shares redeemed	(186,718)	(167,094)	(1,413,531)	(1,251,983)
Net increase (decrease)	82,848	131,585	$ 633,912	$ 991,314
Institutional Class
Shares sold	387	38	$ 2,932	$ 285
Reinvestment of distributions	3	1	21	4
Shares redeemed	(46)	(3)	(350)	(19)
Net increase (decrease)	344	36	$ 2,603	$ 270

A Share Transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 24, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Investment Grade Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Investment Grade Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (44)
Year of Election or Appointment: 1997 Vice President of Investment Grade Bond. Mr. Grant also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Investment Grade Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Investment Grade Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Investment Grade Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Investment Grade Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Investment Grade Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investment Grade Bond	06/07/2004	06/04/2004	$0.05

A total of 12.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGB-UANN-0604
1.784722.101

Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
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Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge)	-3.15%	5.32%	6.13%
Class T (incl. 3.50% sales charge)	-1.99%	5.55%	6.24%
Class B (incl. contingent deferred sales charge)	-3.95%	5.75%	6.50%
Class C (incl. contingent deferred sales charge)	-0.13%	6.05%	6.49%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past past one year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Class A, T, B, and C
Performance - continued

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Class T on April 30, 1994, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

The fund's Class A, Class T, Class B and Class C shares were up 1.68%, 1.56%, 0.90% and 0.84%, respectively, during the past year. In comparison, the Lehman Brothers index rose 1.82% and the LipperSM Intermediate Investment Grade Debt Funds Average returned 1.91%. Sector allocation provided a boost versus the index, as the fund was well-positioned to access value across the entire investment-grade bond space. In an environment that favored riskier assets, it paid to overweight high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS) and mortgage securities - all of which outpaced comparable-duration Treasuries. Corporates were particular standouts, as yield spreads continued to narrow sharply for most of the period in response to improved credit conditions, reduced stock market volatility and strong supply/demand technicals. While the fund was rewarded for its emphasis on corporates, issue selection within the sector contributed the most relative to the index. Owning the right mortgages also helped, as I focused more on seasoned - meaning older - high-coupon premium mortgages, which performed well throughout the period. Adding attractively valued ABS in place of some AAA-rated corporates further enhanced returns and also improved the fund's risk profile. Conversely, some holdings in longer-dated Treasuries detracted as long-term rates moved higher.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004*	As of October 31, 2003**
U.S. Government and U.S. Government Agency Obligations 58.2%	U.S. Government and U.S. Government Agency Obligations 57.8%
AAA 7.2%	AAA 7.3%
AA 3.0%	AA 3.5%
A 13.9%	A 13.7%
BBB 17.7%	BBB 16.3%
BB and Below 1.4%	BB and Below 1.8%
Not Rated 0.5%	Not Rated 0.7%
Short-Term Investments and Net Other Assets(dagger) (1.9)%	Short-Term Investments and Net Other Assets(dagger) (1.1)%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	5.7	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.9	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Corporate Bonds 26.8%		Corporate Bonds 27.3%
	U.S. Government and U.S. Government Agency Obligations 58.2%		U.S. Government and U.S. Government Agency Obligations 57.8%
	Asset-Backed Securities 9.8%		Asset-Backed Securities 10.0%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 4.2%
	Municipal Bonds 0.0%		Municipal Bonds 0.7%
	Other Investments 0.9%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets(dagger) (1.9)%		Short-Term Investments and Net Other Assets(dagger) (1.1)%
* Foreign investments	7.5%	** Foreign investments	7.3%
* Futures and Swaps	4.8%	** Futures and Swaps	(0.2)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 12,700	$ 12,788
4.05% 6/4/08	3,815	3,747
4.75% 1/15/08	15,985	16,216
		32,751
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	8,600	9,145
Media - 2.6%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,625
7.625% 4/15/31	14,695	16,082
7.7% 5/1/32	2,000	2,210
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,063
Clear Channel Communications, Inc. 5.75% 1/15/13	2,600	2,658
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,908
Comcast Corp. 7.05% 3/15/33	15,000	15,780
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,478
7.125% 10/1/12	11,035	12,220
7.75% 8/15/06	2,500	2,759
7.75% 11/1/10	9,500	10,872
Liberty Media Corp. 5.7% 5/15/13	7,600	7,599
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,418
7.75% 12/1/45	4,000	4,599
8% 10/17/16	1,000	1,191
News America, Inc. 6.55% 3/15/33	3,500	3,554
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,213
Walt Disney Co. 5.375% 6/1/07	16,550	17,366
		154,595
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	3,924
TOTAL CONSUMER DISCRETIONARY		200,415
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	8,000	8,612
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	$ 4,120	$ 4,329
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	9,985	10,629
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,135
		15,764
TOTAL CONSUMER STAPLES		28,705
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,560
Weatherford International Ltd. 4.95% 10/15/13	5,200	5,028
		11,588
Oil & Gas - 0.7%
Alberta Energy Co. Ltd. 7.375% 11/1/31	2,950	3,344
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,626
7.125% 3/15/33	3,945	3,947
7.375% 10/1/09	3,475	3,838
Anadarko Petroleum Corp. 5% 10/1/12	6,900	6,830
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,248
EnCana Corp. 4.75% 10/15/13	4,530	4,353
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,094
		38,280
TOTAL ENERGY		49,868
FINANCIALS - 13.4%
Capital Markets - 1.5%
Amvescap PLC:
5.9% 1/15/07	1,350	1,440
yankee 6.6% 5/15/05	10,725	11,160
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,941
4.25% 9/4/12 (d)	5,730	5,759
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	5,900	6,286
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,820
6.6% 1/15/12	12,750	13,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
J.P. Morgan Chase & Co. 4.875% 3/15/14	$ 9,405	$ 8,994
Morgan Stanley:
4.75% 4/1/14	24,180	22,591
6.6% 4/1/12	6,970	7,672
		89,624
Commercial Banks - 1.8%
Bank One Corp. 5.25% 1/30/13	13,775	13,790
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,809
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,875
5.25% 2/10/14 (a)	10,965	10,778
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,039
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,241
Korea Development Bank:
3.875% 3/2/09	11,200	10,893
5.75% 9/10/13	20,580	21,026
PNC Funding Corp. 5.25% 11/15/15	5,960	5,834
Popular North America, Inc. 6.125% 10/15/06	5,270	5,640
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,471
Wachovia Corp. 4.875% 2/15/14	11,000	10,629
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,364
		104,389
Consumer Finance - 3.4%
American General Finance Corp.:
2.75% 6/15/08	430	411
4% 3/15/11	13,030	12,435
4.5% 11/15/07	13,100	13,493
Capital One Bank:
4.875% 5/15/08	8,240	8,424
6.5% 6/13/13	8,775	9,152
Ford Motor Credit Co.:
6.5% 1/25/07	11,890	12,609
7% 10/1/13	8,600	8,844
7.375% 10/28/09	25,665	27,743
General Electric Capital Corp.:
6% 6/15/12	4,600	4,905
6.125% 2/22/11	21,400	23,114
General Motors Acceptance Corp.:
6.125% 2/1/07	840	887
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.125% 8/28/07	$ 840	$ 888
6.875% 9/15/11	18,455	19,371
Household Finance Corp.:
6.375% 10/15/11	20,020	21,721
6.375% 11/27/12	6,035	6,499
6.75% 5/15/11	9,235	10,225
7% 5/15/12	7,166	8,029
MBNA Corp. 7.5% 3/15/12	7,730	8,872
		197,622
Diversified Financial Services - 4.1%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,507
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,614
5.125% 10/1/13 (a)	4,725	4,664
Citigroup, Inc.:
5.625% 8/27/12	5,960	6,215
7.25% 10/1/10	9,900	11,307
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,074
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,234
8.25% 6/15/05	2,035	2,166
8.5% 6/15/10	14,665	17,328
8.75% 6/15/30	8,045	9,993
Devon Financing Corp. U.L.C. 7.875% 9/30/31	4,350	5,017
Hutchison Whampoa International Ltd. 6.25% 1/24/14 (a)	8,800	8,638
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,437
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	8,040	7,973
NiSource Finance Corp. 7.875% 11/15/10	12,580	14,644
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,360
7.375% 12/15/14	27,060	28,278
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,669
Sprint Capital Corp.:
6.125% 11/15/08	7,800	8,352
7.125% 1/30/06	4,800	5,149
8.375% 3/15/12	8,000	9,389
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Telecom Italia Capital 4% 11/15/08 (a)	$ 12,400	$ 12,292
Verizon Global Funding Corp.:
7.25% 12/1/10	11,000	12,436
7.375% 9/1/12	11,080	12,673
		238,409
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	13,000	12,636
Assurant, Inc. 5.625% 2/15/14 (a)	4,265	4,275
Prudential Financial, Inc. 3.75% 5/1/08	6,245	6,206
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,104
6.375% 3/15/33	4,075	4,056
		30,277
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,877
Camden Property Trust:
5.875% 6/1/07	3,920	4,179
5.875% 11/30/12	6,435	6,638
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,385
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,321
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,019
EOP Operating LP:
4.75% 3/15/14	11,300	10,539
7.75% 11/15/07	2,425	2,745
Gables Realty LP:
5.75% 7/15/07	8,040	8,504
6.8% 3/15/05	1,120	1,158
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,016
Regency Centers LP 6.75% 1/15/12	7,380	8,082
		74,463
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,330
4% 3/22/11	14,235	13,435
5.625% 5/15/07	5,500	5,834
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,649
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,865	3,703
Washington Mutual Bank 6.875% 6/15/11	4,900	5,480
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 6,300	$ 6,402
4.625% 4/1/14	7,910	7,318
		46,151
TOTAL FINANCIALS		780,935
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
Bombardier, Inc. 6.3% 5/1/14 (a)	5,565	5,488
Raytheon Co.:
5.5% 11/15/12	13,415	13,592
6.15% 11/1/08	8,000	8,612
6.75% 8/15/07	4,770	5,227
		32,919
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,698
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,059
6.375% 10/15/11	4,000	4,212
6.75% 2/15/11	20,675	22,297
		29,568
Road & Rail - 0.3%
CSX Corp.:
6.75% 3/15/11	9,000	9,866
7.95% 5/1/27	4,000	4,677
		14,543
TOTAL INDUSTRIALS		84,728
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	3,000	3,186
7.625% 11/15/10	6,000	6,785
8% 11/1/11	13,535	15,678
		25,649
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	$ 1,945	$ 1,962
6.875% 7/15/33 (a)	4,070	4,208
		6,170
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,696
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,481
		7,177
Paper & Forest Products - 0.5%
International Paper Co.:
4.25% 1/15/09	2,090	2,074
5.5% 1/15/14	5,245	5,198
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,566
6.125% 3/15/07	2,735	2,927
6.75% 3/15/12	6,370	6,983
7.375% 3/15/32	5,060	5,543
		26,291
TOTAL MATERIALS		39,638
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	5,200	6,204
AT&T Corp. 8.75% 11/15/31	12,235	12,949
BellSouth Corp. 6% 10/15/11	3,210	3,424
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,020
8.875% 12/15/30	3,280	4,149
France Telecom SA 8.75% 3/1/11	15,880	18,773
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,885
SBC Communications, Inc. 5.875% 2/1/12	1,000	1,046
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,692
		98,142
Wireless Telecommunication Services - 0.9%
America Movil SA de CV:
4.125% 3/1/09 (a)	5,875	5,632
5.5% 3/1/14 (a)	13,390	12,529
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 8,875	$ 10,222
8.75% 3/1/31	5,900	7,198
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,588
7.125% 12/15/31	6,488	6,849
		53,018
TOTAL TELECOMMUNICATION SERVICES		151,160
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	4,765	4,702
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,335
8.125% 6/15/10	6,245	7,314
DTE Energy Co. 7.05% 6/1/11	5,030	5,543
Duke Capital Corp. 6.75% 2/15/32	5,365	5,286
Exelon Generation Co. LLC 5.35% 1/15/14 (a)	10,000	9,799
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,445
6.45% 11/15/11	5,640	5,938
Illinois Power Co. 7.5% 6/15/09	5,000	5,550
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,053
5.875% 10/1/12	2,650	2,739
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,997
Pacific Gas & Electric Co.:
3.6% 3/1/09	1,700	1,649
4.2% 3/1/11	2,010	1,929
4.8% 3/1/14	2,670	2,555
6.05% 3/1/34	9,655	9,131
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,655
7.875% 10/1/12	5,630	6,724
Southern California Edison Co.:
4.65% 4/1/15	3,685	3,459
5% 1/15/14	4,645	4,557
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,232
		120,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,535	$ 1,706
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,428
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,131
7.3% 12/1/10	4,480	5,060
		16,325
Multi-Utilities & Unregulated Power - 0.4%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,431
7% 4/1/12	4,485	4,966
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,126
7.5% 1/15/31	1,270	1,187
		23,710
TOTAL UTILITIES		160,627
TOTAL NONCONVERTIBLE BONDS (Cost $1,471,604)		1,521,725
U.S. Government and Government Agency Obligations - 17.5%

U.S. Government Agency Obligations - 5.6%
Fannie Mae:
4.375% 7/17/13	20,950	19,778
4.625% 10/15/13	50,000	48,678
5% 5/14/07	24,000	24,025
5.25% 8/1/12	2,280	2,299
5.5% 7/18/12	34,500	34,843
6% 5/15/11	7,555	8,204
6.125% 3/15/12	22,972	25,016
6.25% 2/1/11	7,655	8,299
6.25% 7/19/11	55,500	56,091
6.25% 3/22/12	19,683	20,377
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,203
Freddie Mac:
4.5% 1/15/14	25,300	24,299
5.25% 11/5/12	5,610	5,548
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 29,045	$ 30,851
6% 5/25/12	7,900	7,922
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		327,433
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,181
6.125% 8/15/29	204,351	225,632
6.25% 5/15/30	4,610	5,181
6.375% 8/15/27	30,445	34,474
8% 11/15/21	66,000	86,945
9.875% 11/15/15	6,825	9,922
11.25% 2/15/15	21,590	33,669
U.S. Treasury Notes:
2.375% 8/15/06	45,005	44,873
3.375% 12/15/08	5,200	5,164
4% 11/15/12 (c)	188,820	183,908
5% 8/15/11	5,312	5,585
6.5% 2/15/10	27,000	30,704
TOTAL U.S. TREASURY OBLIGATIONS		691,238
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,031,346)		1,018,671
U.S. Government Agency - Mortgage Securities - 37.0%

Fannie Mae - 35.1%
4% 5/1/19 (b)	242,753	238,158
4.5% 7/1/33 to 12/1/33	64,796	60,883
5% 12/1/17	2,567	2,586
5% 5/1/34 (b)	354,321	343,361
5.5% 2/1/11 to 11/1/33	134,193	134,960
5.5% 5/1/34 (b)	79,092	78,919
6% 1/1/13 to 6/1/32	10,344	10,744
6% 5/1/19 (b)	309,332	322,482
6.5% 3/1/06 to 4/1/33	309,715	324,966
6.5% 5/1/19 (b)	94,436	99,045
7% 7/1/22 to 1/1/34	266,013	281,425
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 5/1/34 (b)	$ 125,000	$ 132,148
7.5% 6/1/25 to 8/1/29	6,951	7,456
9.5% 1/1/17 to 2/1/25	558	627
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		2,037,773
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	960	1,046
Government National Mortgage Association - 1.9%
5.5% 12/15/32 to 8/15/33	10,946	10,960
5.5% 5/1/34 (b)	7,619	7,619
6% 10/15/08 to 10/15/30	14,824	15,263
6% 5/1/34 (b)	7,427	7,612
6.5% 3/15/26 to 2/15/33	6,998	7,315
7% 8/15/23 to 12/15/32	54,874	58,356
7.5% 10/15/05 to 8/15/28	3,169	3,417
8% 9/15/24 to 5/15/32	645	705
8.5% 1/15/31	34	38
9% 4/15/23	8	9
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		111,294
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,157,945)		2,150,113
Asset-Backed Securities - 5.4%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 2.95% 11/25/32 (d)	3,646	3,720
Series 2004-HE1:
Class M1, 1.6% 2/25/34 (d)	2,300	2,300
Class M2, 2.2% 2/25/34 (d)	2,600	2,601
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	4,600	4,609
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (d)	1,290	1,291
Class M2, 1.58% 4/25/34 (d)	1,000	1,001
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (d)	7,708	7,734
Series 2003-HE7 Class A3, 1.46% 12/15/33 (d)	11,715	11,752
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (d)	$ 10,414	$ 10,439
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	3,830	4,007
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (d)	8,570	8,621
Series 2003-2B Class B2, 3.5% 2/17/09	7,080	7,163
Series 2003-A4 Class A4, 3.65% 7/15/11	3,139	3,097
Series 2003-B1 Class B1, 2.27% 2/17/09 (d)	13,465	13,706
Series 2003-B4 Class B4, 1.9% 7/15/11 (d)	6,635	6,769
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (d)	3,150	3,249
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (d)	4,365	4,365
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	858	873
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (d)	15,800	15,852
Series 2002-B1 Class B1, 1.44% 6/25/09 (d)	9,430	9,467
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (d)	5,450	5,445
Series 2004-3 Class M1, 1.6% 6/25/34 (d)	1,525	1,524
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (d)	1,400	1,414
Class M2, 2.85% 11/25/33 (d)	700	704
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (d)	425	424
Class M4, 2% 3/25/34 (d)	325	324
Class M6, 2.35% 3/25/34 (d)	400	399
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,517
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,452
GSAMP Trust Series 2004-FM2:
Class M1, 1.6% 1/25/34 (d)	3,500	3,500
Class M2, 2.2% 1/25/34 (d)	1,600	1,600
Class M3, 2.4% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (d)	1,536	1,542
Class M1, 1.98% 8/25/33 (d)	2,915	2,960
Series 2003-4:
Class M1, 1.9% 10/25/33 (d)	4,025	4,076
Class M2, 3% 10/25/33 (d)	4,765	4,842
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-5N Class A, 7.5% 1/27/34 (a)	$ 694	$ 698
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	1,187	1,187
Series 2003-2N Class A, 8% 9/27/33 (a)	1,810	1,819
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	4,611	4,633
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (d)	5,869	5,883
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (d)	4,800	4,938
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.46% 1/15/09 (d)	33,400	33,545
Series 2003-B3 Class B3, 1.475% 1/18/11 (d)	7,085	7,110
Series 2003-B5 Class B5, 1.47% 2/15/11 (d)	9,585	9,659
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (d)	2,225	2,220
Class M2, 1.65% 7/25/34 (d)	400	399
Class M3, 2.05% 7/25/34 (d)	825	823
Class M4, 2.2% 7/25/34 (d)	550	549
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (d)	1,945	1,983
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	47	47
Series 2003-HE1 Class M2, 3% 5/25/33 (d)	5,560	5,644
Series 2003-NC8 Class M1, 1.8% 9/25/33 (d)	2,600	2,610
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (d)	5,135	5,226
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(d)	3,680	3,720
Series 2002-NC3 Class M1, 1.82% 8/25/32 (d)	1,585	1,602
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	496	497
Series 2003-NC2 Class M2, 3.1% 2/25/33 (d)	2,855	2,932
Morgan Stanley Dean Witter Capital I Trust, Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	887	891
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (d)	6,473	6,487
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,498
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.55% 6/25/34 (d)	1,500	1,503
Class M4, 2.075% 6/25/34 (d)	2,520	2,526
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,180
Series 2002-4 Class A, 1.23% 8/18/09 (d)	10,400	10,415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.07% 6/15/33 (d)	$ 5,136	$ 5,146
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(d)	9,340	9,355
TOTAL ASSET-BACKED SECURITIES (Cost $310,072)		312,664
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 2.5%
Banc America Mortgage Securities, Inc.:
Series 2004-D:
Class 1A1, 3.6188% 5/25/34 (d)	14,010	13,979
Class 2A2, 4.2236% 5/25/34 (d)	14,010	13,991
Series 2003-K:
Class 1A1, 3.4069% 12/25/33 (d)	3,783	3,813
Class 2A1, 4.2457% 12/25/33 (d)	9,082	9,089
Series 2003-L Class 2A1, 4.0764% 1/25/34 (d)	16,898	16,789
Series 2004-B:
Class 1A1, 3.4996% 3/25/34 (d)	8,125	8,140
Class 2A2, 4.1831% 3/25/34	6,132	6,127
Series 2004-C Class 1A1, 3.4467% 4/25/34 (d)	12,989	13,000
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (d)	5,517	5,506
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	2,082	2,161
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	7,987	8,327
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (a)(d)	9,082	9,227
Class B4, 2.85% 7/10/35 (a)(d)	6,910	7,020
Class B5, 3.45% 7/10/35 (a)(d)	6,515	6,637
Class B6, 3.95% 7/10/35 (a)(d)	2,961	3,016
Series 2003-CB1:
Class B3, 2.55% 6/10/35 (a)(d)	3,167	3,217
Class B4, 2.75% 6/10/35 (a)(d)	2,833	2,878
Class B5, 3.35% 6/10/35 (a)(d)	1,935	1,971
Class B6, 3.85% 6/10/35 (a)(d)	1,149	1,171
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-A Class B4, 2.3% 2/10/36 (a)(d)	$ 5,993	$ 5,993
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,468	2,575
TOTAL PRIVATE SPONSOR		144,627
U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	7,465	7,590
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	13,769	14,445
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	760	769
Series 2003-73 Class GA, 3.5% 5/25/31	9,673	9,311
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	906	918
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,748
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,038	5,771
Series 2749 Class MZ, 5% 2/15/24	2,557	2,551
Series 2764:
Class ZA, 5% 10/15/32	997	992
Class ZB, 5% 3/15/33	1,684	1,674
Class ZC, 4.5% 3/15/19	1,065	1,058
Series 2769 Class ZA, 5% 9/15/32	1,565	1,557
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8705% 10/16/23 (d)	1,490	1,578
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,919
TOTAL U.S. GOVERNMENT AGENCY		69,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $214,816)		214,508
Commercial Mortgage Securities - 2.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(d)	$ 8,059	$ 8,059
Class B, 3% 4/25/34 (a)(d)	895	895
Class M1, 1.66% 4/25/34 (a)(d)	696	696
Class M2, 2.3% 4/25/34 (a)(d)	696	696
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.38% 4/14/15 (a)(d)	13,671	13,667
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.0658% 2/12/16 (a)(d)	3,810	4,083
COMM floater:
Series 2001-FL5A Class A2, 1.65% 11/15/13 (a)(d)	1,410	1,410
Series 2002-FL7 Class A2, 1.45% 11/15/14 (a)(d)	7,270	7,269
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,533	4,742
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,242
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,066
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,320	2,402
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,544
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	3,400	3,679
Class C1, 7.52% 5/15/06 (a)	3,500	3,794
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,589
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,457
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,197
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,185
Series 2003-47 Class XA, 0.0215% 6/16/43 (d)(f)	36,036	1,758
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	4,085	4,426
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,895
Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	1,220	1,294
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,128
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,733
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	$ 6,100	$ 6,493
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,877
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,190)		156,276
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic:
5.5% 1/15/13	6,375	6,415
7.125% 1/11/12	5,695	6,375
State of Israel 4.625% 6/15/13	1,855	1,718
United Mexican States:
4.625% 10/8/08	23,395	23,278
7.5% 1/14/12	9,800	10,756
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,091)		48,542
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,862
Fixed-Income Funds - 11.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	671,253
Cash Equivalents - 15.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $908,400)	$ 908,479	$ 908,400
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $6,971,842)		7,007,014
NET OTHER ASSETS - (20.7)%		(1,201,608)
NET ASSETS - 100%		$ 5,805,406
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 3,900	$ 3
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	(2)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,900	30
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	4,200	12
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	1,885	25
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	2
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	1,100	(7)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	4,000	(22)
TOTAL CREDIT DEFAULT SWAP		30,860	41
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	$ 50,000	$ 172
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	18
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	60,000	(772)
Receive quarterly a fixed rate equal to 4.6775% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	April 2010	39,445	(311)
TOTAL INTEREST RATE SWAP		158,445	(893)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 11,300	$ (552)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	12,600	(414)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	11,300	(346)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	(39)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	11,300	(340)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	11,300	(275)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	(75)
TOTAL TOTAL RETURN SWAP		89,500	(2,041)
		278,805	(2,893)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $282,336,000 or 4.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,982,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $14,817,799,000 and $14,101,494,000, respectively, of which long-term U.S. government and government agency obligations aggregated $13,430,309,000 and $13,241,027,000, respectively.

Income Tax Information
The fund hereby designates approximately $25,280,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $908,400) (cost $6,971,842) - See accompanying schedule		$ 7,007,014
Cash		355
Receivable for investments sold		6,591
Receivable for fund shares sold		7,167
Interest receivable		49,590
Prepaid expenses		19
Receivable from investment adviser for expense reductions		4
Other affiliated receivables		5
Total assets		7,070,745

Liabilities
Payable for investments purchased Regular delivery	$ 7,060
Delayed delivery	1,244,661
Payable for fund shares redeemed	6,796
Distributions payable	415
Unrealized loss on swap agreements	2,893
Accrued management fee	2,069
Distribution fees payable	22
Other affiliated payables	918
Other payables and accrued expenses	505
Total liabilities		1,265,339

Net Assets		$ 5,805,406
Net Assets consist of:
Paid in capital		$ 5,732,605
Undistributed net investment income		3,661
Accumulated undistributed net realized gain (loss) on investments		36,861
Net unrealized appreciation (depreciation) on investments		32,279
Net Assets		$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,088 ÷ 2,958 shares)	$ 7.47

Maximum offering price per share (100/95.25 of $7.47)	$ 7.84
Class T: Net Asset Value and redemption price per share ($29,952 ÷ 4,009 shares)	$ 7.47

Maximum offering price per share (100/96.50 of $7.47)	$ 7.74
Class B: Net Asset Value and offering price per share ($8,700 ÷ 1,164 shares) A	$ 7.47

Class C: Net Asset Value and offering price per share ($6,672 ÷ 893 shares) A	$ 7.47

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,735,154 ÷ 767,832 shares)	$ 7.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,840 ÷ 379.9 shares)	$ 7.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2004

Investment Income
Interest		$ 209,122
Security lending		352
Total income		209,474

Expenses
Management fee	$ 23,634
Transfer agent fees	9,573
Distribution fees	195
Accounting and security lending fees	716
Non-interested trustees' compensation	29
Appreciation in deferred trustees' compensation account	2
Custodian fees and expenses	237
Registration fees	199
Audit	90
Legal	27
Miscellaneous	408
Total expenses before reductions	35,110
Expense reductions	(100)	35,010
Net investment income (loss)		174,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	61,541
Swap agreements	2,162
Total net realized gain (loss)		63,703
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,450)
Swap agreements	(3,003)
Total change in net unrealized appreciation (depreciation)		(142,453)
Net gain (loss)		(78,750)
Net increase (decrease) in net assets resulting from operations		$ 95,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2004	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,464	$ 177,829
Net realized gain (loss)	63,703	151,806
Change in net unrealized appreciation (depreciation)	(142,453)	143,315
Net increase (decrease) in net assets resulting from operations	95,714	472,950
Distributions to shareholders from net investment income	(178,051)	(172,052)
Distributions to shareholders from net realized gain	(92,131)	(73,736)
Total distributions	(270,182)	(245,788)
Share transactions - net increase (decrease)	674,016	1,022,853
Total increase (decrease) in net assets	499,548	1,250,015

Net Assets
Beginning of period	5,305,858	4,055,843
End of period (including undistributed net investment income of $3,661 and undistributed net investment income of $6,963, respectively)	$ 5,805,406	$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.224	.186
Net realized and unrealized gain (loss)	(.095)	.326
Total from investment operations	.129	.512
Distributions from net investment income	(.229)	(.172)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.359)	(.292)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.79% A
Expenses net of voluntary waivers, if any	.83%	.79% A
Expenses net of all reductions	.83%	.79% A
Net investment income (loss)	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 8
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.214	.180
Net realized and unrealized gain (loss)	(.094)	.324
Total from investment operations	.120	.504
Distributions from net investment income	(.220)	(.164)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.350)	(.284)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.96%	.97% A
Expenses net of voluntary waivers, if any	.95%	.95% A
Expenses net of all reductions	.95%	.95% A
Net investment income (loss)	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 10
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.166	.147
Net realized and unrealized gain (loss)	(.095)	.322
Total from investment operations	.071	.469
Distributions from net investment income	(.171)	(.129)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.301)	(.249)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60%	1.60% A
Expenses net of all reductions	1.60%	1.60% A
Net investment income (loss)	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.161	.145
Net realized and unrealized gain (loss)	(.095)	.322
Total from investment operations	.066	.467
Distributions from net investment income	(.166)	(.127)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.296)	(.247)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.66%	1.64% A
Expenses net of all reductions	1.66%	1.64% A
Net investment income (loss)	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Income from Investment Operations
Net investment income (loss)B	.240	.290	.379 D	.445	.433
Net realized and unrealized gain (loss)	(.095)	.483	.158 D	.324	(.388)
Total from investment operations	.145	.773	.537	.769	.045
Distributions from net investment income	(.245)	(.283)	(.377)	(.449)	(.435)
Distributions from net realized gain	(.130)	(.120)	(.010)	-	-
Total distributions	(.375)	(.403)	(.387)	(.449)	(.435)
Net asset value, end of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Total Return A	1.89%	10.82%	7.61%	11.51%	.71%
Ratios to Average Net Assets C
Expenses before expense reductions	.63%	.66%	.66%	.65%	.70%
Expenses net of voluntary waivers, if any	.63%	.66%	.66%	.65%	.70%
Expenses net of all reductions	.63%	.66%	.66%	.64%	.69%
Net investment income (loss)	3.16%	3.86%	5.18% D	6.31%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 5,735	$ 5,274	$ 4,056	$ 2,976	$ 2,130
Portfolio turnover rate	238%	276%	230%	226%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.233	.202
Net realized and unrealized gain (loss)	(.078)	.321
Total from investment operations	.155	.523
Distributions from net investment income	(.245)	(.183)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.375)	(.303)
Net asset value, end of period	$ 7.48	$ 7.70
Total Return B, C	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.64%	.56% A
Expenses net of voluntary waivers, if any	.64%	.56% A
Expenses net of all reductions	.64%	.56% A
Net investment income (loss)	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840	$ 275
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to Short-term capital gains, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,975
Unrealized depreciation	(64,405)
Net unrealized appreciation (depreciation)	28,570
Undistributed ordinary income	33,473
Undistributed long-term capital gain	21,444

Cost for federal income tax purposes	$ 6,978,444

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 244,902	$ 227,354
Long-term Capital Gains	25,280	18,434
Total	$ 270,182	$ 245,788

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 16	$ -
Class T	0%	.25%	42	-
Class B	.65%	.25%	79	57
Class C	.75%	.25%	58	37
			$ 195	$ 94

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	28
Class C*	14
$ 61

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 24.23
Class T	42.25
Class B	24.27
Class C	12.20
Investment Grade Bond	9,470.17
Institutional Class	1.18
	$ 9,573

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,679 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class T	.95%	$ 2
Class B	1.60%	3
		$ 5

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond's operating expenses. During the period, this reimbursement reduced the class' expenses by $40.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 51

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were owners of record of approximately 18% and 10%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the fund.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2004	2003 A
From net investment income
Class A	$ 334	$ 68
Class T	496	90
Class B	197	54
Class C	126	32
Investment Grade Bond	176,877	171,804
Institutional Class	21	4
Total	$ 178,051	$ 172,052
From net realized gain
Class A	$ 86	$ 31
Class T	206	42
Class B	146	41
Class C	101	23
Investment Grade Bond	91,586	73,597
Institutional Class	6	2
Total	$ 92,131	$ 73,736

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to
April 30, 2003.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2004	2003 A	2004	2003 A
Class A
Shares sold	6,935	1,088	$ 53,009	$ 8,282
Reinvestment of distributions	41	12	312	88
Shares redeemed	(5,068)	(50)	(38,622)	(383)
Net increase (decrease)	1,908	1,050	$ 14,699	$ 7,987
Class T
Shares sold	3,443	1,513	$ 26,145	$ 11,450
Reinvestment of distributions	91	17	690	129
Shares redeemed	(876)	(179)	(6,636)	(1,363)
Net increase (decrease)	2,658	1,351	$ 20,199	$ 10,216

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2004	2003 A	2004	2003 A
Class B
Shares sold	693	1,090	$ 5,279	$ 8,264
Reinvestment of distributions	38	11	290	82
Shares redeemed	(569)	(99)	(4,307)	(749)
Net increase (decrease)	162	1,002	$ 1,262	$ 7,597
Class C
Shares sold	742	851	$ 5,684	$ 6,459
Reinvestment of distributions	25	6	192	48
Shares redeemed	(594)	(137)	(4,535)	(1,038)
Net increase (decrease)	173	720	$ 1,341	$ 5,469
Investment Grade Bond
Shares sold	235,224	267,099	$ 1,786,028	$ 2,006,171
Reinvestment of distributions	34,342	31,580	261,415	237,126
Shares redeemed	(186,718)	(167,094)	(1,413,531)	(1,251,983)
Net increase (decrease)	82,848	131,585	$ 633,912	$ 991,314
Institutional Class
Shares sold	387	38	$ 2,932	$ 285
Reinvestment of distributions	3	1	21	4
Shares redeemed	(46)	(3)	(350)	(19)
Net increase (decrease)	344	36	$ 2,603	$ 270

A Share Transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 24, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (health care service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (44)
Year of Election or Appointment: 1997 Vice President of the fund. Mr. Grant also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/07/2004	06/04/2004	$0.05

Class T	06/07/2004	06/04/2004	$0.05

Class B	06/07/2004	06/04/2004	$0.05

Class C	06/07/2004	06/04/2004	$0.05

A total of 12.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
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(Fidelity Investment logo)(registered trademark)
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82 Devonshire St., Boston, MA 02109
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AIGB-UANN-0604
1.784723.101

Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Past 5 years	Past 10 years
Institutional Class	2.04%	6.46%	6.70%A

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original retail class of the fund.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Institutional Class on April 30, 1994. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Investment-grade bonds provided reasonable returns for the year ending April 30, 2004. Early on, bonds reaped the benefits of the lowest interest rates in 46 years and virtually non-existent inflation. But in July, when the economy showed marked improvement, fears about potential interest rate hikes led to the worst month for bonds in years. Bonds recovered some strength in early 2004, as geopolitical unrest and still-weak labor markets tempered equity returns. But in April, most bond categories dropped 2.00% or more as fears of higher interest rates and rising inflation gripped the market. Despite the sell-off, bonds had positive returns for the year overall. The Lehman Brothers® Aggregate Bond Index - a measure of the taxable investment-grade bond market - rose 1.82%. Corporates performed best, as balance sheet repair and productivity gains drove credit spreads lower. Meanwhile, Treasuries and other government bonds struggled the most. The yield of the benchmark 10-year Treasury note hit 4.55% in late April, its highest level in the past eight months.

The fund's Institutional Class shares rose 2.04% during the past year, topping the Lehman Brothers index and the LipperSM Intermediate Investment Grade Debt Funds Average, which returned 1.91%. Sector allocation provided a boost versus the index, as the fund was well-positioned to access value across the entire investment-grade bond space. In an environment that favored riskier assets, it paid to overweight high-quality, higher-yielding spread sectors - including corporate bonds and securitized products such as asset-backed securities (ABS) and mortgage securities - all of which outpaced comparable-duration Treasuries. Corporates were particular standouts, as yield spreads continued to narrow sharply for most of the period in response to improved credit conditions, reduced stock market volatility and strong supply/demand technicals. While the fund was rewarded for its emphasis on corporates, issue selection within the sector contributed the most relative to the index. Owning the right mortgages also helped, as I focused more on seasoned - meaning older - high-coupon premium mortgages, which performed well throughout the period. Adding attractively valued ABS in place of some AAA-rated corporates further enhanced returns and also improved the fund's risk profile. Conversely, some holdings in longer-dated Treasuries detracted as long-term rates moved higher.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004*	As of October 31, 2003**
U.S. Government and U.S. Government Agency Obligations 58.2%	U.S. Government and U.S. Government Agency Obligations 57.8%
AAA 7.2%	AAA 7.3%
AA 3.0%	AA 3.5%
A 13.9%	A 13.7%
BBB 17.7%	BBB 16.3%
BB and Below 1.4%	BB and Below 1.8%
Not Rated 0.5%	Not Rated 0.7%
Short-Term Investments and Net Other Assets(dagger) (1.9)%	Short-Term Investments and Net Other Assets(dagger) (1.1)%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	5.7	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.9	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Corporate Bonds 26.8%		Corporate Bonds 27.3%
	U.S. Government and U.S. Government Agency Obligations 58.2%		U.S. Government and U.S. Government Agency Obligations 57.8%
	Asset-Backed Securities 9.8%		Asset-Backed Securities 10.0%
	CMOs and Other Mortgage Related Securities 6.2%		CMOs and Other Mortgage Related Securities 4.2%
	Municipal Bonds 0.0%		Municipal Bonds 0.7%
	Other Investments 0.9%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets(dagger) (1.9)%		Short-Term Investments and Net Other Assets(dagger) (1.1)%
* Foreign investments	7.5%	** Foreign investments	7.3%
* Futures and Swaps	4.8%	** Futures and Swaps	(0.2)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 12,700	$ 12,788
4.05% 6/4/08	3,815	3,747
4.75% 1/15/08	15,985	16,216
		32,751
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	8,600	9,145
Media - 2.6%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,625
7.625% 4/15/31	14,695	16,082
7.7% 5/1/32	2,000	2,210
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,063
Clear Channel Communications, Inc. 5.75% 1/15/13	2,600	2,658
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,908
Comcast Corp. 7.05% 3/15/33	15,000	15,780
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,478
7.125% 10/1/12	11,035	12,220
7.75% 8/15/06	2,500	2,759
7.75% 11/1/10	9,500	10,872
Liberty Media Corp. 5.7% 5/15/13	7,600	7,599
News America Holdings, Inc.:
7.75% 1/20/24	10,850	12,418
7.75% 12/1/45	4,000	4,599
8% 10/17/16	1,000	1,191
News America, Inc. 6.55% 3/15/33	3,500	3,554
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,213
Walt Disney Co. 5.375% 6/1/07	16,550	17,366
		154,595
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	3,924
TOTAL CONSUMER DISCRETIONARY		200,415
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	8,000	8,612
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	$ 4,120	$ 4,329
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	9,985	10,629
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,135
		15,764
TOTAL CONSUMER STAPLES		28,705
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,560
Weatherford International Ltd. 4.95% 10/15/13	5,200	5,028
		11,588
Oil & Gas - 0.7%
Alberta Energy Co. Ltd. 7.375% 11/1/31	2,950	3,344
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,626
7.125% 3/15/33	3,945	3,947
7.375% 10/1/09	3,475	3,838
Anadarko Petroleum Corp. 5% 10/1/12	6,900	6,830
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,248
EnCana Corp. 4.75% 10/15/13	4,530	4,353
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,094
		38,280
TOTAL ENERGY		49,868
FINANCIALS - 13.4%
Capital Markets - 1.5%
Amvescap PLC:
5.9% 1/15/07	1,350	1,440
yankee 6.6% 5/15/05	10,725	11,160
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,941
4.25% 9/4/12 (d)	5,730	5,759
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	5,900	6,286
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,820
6.6% 1/15/12	12,750	13,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
J.P. Morgan Chase & Co. 4.875% 3/15/14	$ 9,405	$ 8,994
Morgan Stanley:
4.75% 4/1/14	24,180	22,591
6.6% 4/1/12	6,970	7,672
		89,624
Commercial Banks - 1.8%
Bank One Corp. 5.25% 1/30/13	13,775	13,790
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,809
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,875
5.25% 2/10/14 (a)	10,965	10,778
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,039
FleetBoston Financial Corp. 7.25% 9/15/05	5,845	6,241
Korea Development Bank:
3.875% 3/2/09	11,200	10,893
5.75% 9/10/13	20,580	21,026
PNC Funding Corp. 5.25% 11/15/15	5,960	5,834
Popular North America, Inc. 6.125% 10/15/06	5,270	5,640
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,471
Wachovia Corp. 4.875% 2/15/14	11,000	10,629
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,364
		104,389
Consumer Finance - 3.4%
American General Finance Corp.:
2.75% 6/15/08	430	411
4% 3/15/11	13,030	12,435
4.5% 11/15/07	13,100	13,493
Capital One Bank:
4.875% 5/15/08	8,240	8,424
6.5% 6/13/13	8,775	9,152
Ford Motor Credit Co.:
6.5% 1/25/07	11,890	12,609
7% 10/1/13	8,600	8,844
7.375% 10/28/09	25,665	27,743
General Electric Capital Corp.:
6% 6/15/12	4,600	4,905
6.125% 2/22/11	21,400	23,114
General Motors Acceptance Corp.:
6.125% 2/1/07	840	887
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.125% 8/28/07	$ 840	$ 888
6.875% 9/15/11	18,455	19,371
Household Finance Corp.:
6.375% 10/15/11	20,020	21,721
6.375% 11/27/12	6,035	6,499
6.75% 5/15/11	9,235	10,225
7% 5/15/12	7,166	8,029
MBNA Corp. 7.5% 3/15/12	7,730	8,872
		197,622
Diversified Financial Services - 4.1%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,507
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,614
5.125% 10/1/13 (a)	4,725	4,664
Citigroup, Inc.:
5.625% 8/27/12	5,960	6,215
7.25% 10/1/10	9,900	11,307
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	1,074
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,234
8.25% 6/15/05	2,035	2,166
8.5% 6/15/10	14,665	17,328
8.75% 6/15/30	8,045	9,993
Devon Financing Corp. U.L.C. 7.875% 9/30/31	4,350	5,017
Hutchison Whampoa International Ltd. 6.25% 1/24/14 (a)	8,800	8,638
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,437
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	8,040	7,973
NiSource Finance Corp. 7.875% 11/15/10	12,580	14,644
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,360
7.375% 12/15/14	27,060	28,278
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,669
Sprint Capital Corp.:
6.125% 11/15/08	7,800	8,352
7.125% 1/30/06	4,800	5,149
8.375% 3/15/12	8,000	9,389
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Telecom Italia Capital 4% 11/15/08 (a)	$ 12,400	$ 12,292
Verizon Global Funding Corp.:
7.25% 12/1/10	11,000	12,436
7.375% 9/1/12	11,080	12,673
		238,409
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	13,000	12,636
Assurant, Inc. 5.625% 2/15/14 (a)	4,265	4,275
Prudential Financial, Inc. 3.75% 5/1/08	6,245	6,206
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,104
6.375% 3/15/33	4,075	4,056
		30,277
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,877
Camden Property Trust:
5.875% 6/1/07	3,920	4,179
5.875% 11/30/12	6,435	6,638
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,385
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,321
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,019
EOP Operating LP:
4.75% 3/15/14	11,300	10,539
7.75% 11/15/07	2,425	2,745
Gables Realty LP:
5.75% 7/15/07	8,040	8,504
6.8% 3/15/05	1,120	1,158
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,016
Regency Centers LP 6.75% 1/15/12	7,380	8,082
		74,463
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,330
4% 3/22/11	14,235	13,435
5.625% 5/15/07	5,500	5,834
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,649
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,865	3,703
Washington Mutual Bank 6.875% 6/15/11	4,900	5,480
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 6,300	$ 6,402
4.625% 4/1/14	7,910	7,318
		46,151
TOTAL FINANCIALS		780,935
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
Bombardier, Inc. 6.3% 5/1/14 (a)	5,565	5,488
Raytheon Co.:
5.5% 11/15/12	13,415	13,592
6.15% 11/1/08	8,000	8,612
6.75% 8/15/07	4,770	5,227
		32,919
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,698
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,059
6.375% 10/15/11	4,000	4,212
6.75% 2/15/11	20,675	22,297
		29,568
Road & Rail - 0.3%
CSX Corp.:
6.75% 3/15/11	9,000	9,866
7.95% 5/1/27	4,000	4,677
		14,543
TOTAL INDUSTRIALS		84,728
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	3,000	3,186
7.625% 11/15/10	6,000	6,785
8% 11/1/11	13,535	15,678
		25,649
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	$ 1,945	$ 1,962
6.875% 7/15/33 (a)	4,070	4,208
		6,170
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,696
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,481
		7,177
Paper & Forest Products - 0.5%
International Paper Co.:
4.25% 1/15/09	2,090	2,074
5.5% 1/15/14	5,245	5,198
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,566
6.125% 3/15/07	2,735	2,927
6.75% 3/15/12	6,370	6,983
7.375% 3/15/32	5,060	5,543
		26,291
TOTAL MATERIALS		39,638
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	5,200	6,204
AT&T Corp. 8.75% 11/15/31	12,235	12,949
BellSouth Corp. 6% 10/15/11	3,210	3,424
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,020
8.875% 12/15/30	3,280	4,149
France Telecom SA 8.75% 3/1/11	15,880	18,773
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,885
SBC Communications, Inc. 5.875% 2/1/12	1,000	1,046
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,692
		98,142
Wireless Telecommunication Services - 0.9%
America Movil SA de CV:
4.125% 3/1/09 (a)	5,875	5,632
5.5% 3/1/14 (a)	13,390	12,529
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 8,875	$ 10,222
8.75% 3/1/31	5,900	7,198
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,588
7.125% 12/15/31	6,488	6,849
		53,018
TOTAL TELECOMMUNICATION SERVICES		151,160
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	4,765	4,702
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,335
8.125% 6/15/10	6,245	7,314
DTE Energy Co. 7.05% 6/1/11	5,030	5,543
Duke Capital Corp. 6.75% 2/15/32	5,365	5,286
Exelon Generation Co. LLC 5.35% 1/15/14 (a)	10,000	9,799
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,445
6.45% 11/15/11	5,640	5,938
Illinois Power Co. 7.5% 6/15/09	5,000	5,550
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,053
5.875% 10/1/12	2,650	2,739
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,997
Pacific Gas & Electric Co.:
3.6% 3/1/09	1,700	1,649
4.2% 3/1/11	2,010	1,929
4.8% 3/1/14	2,670	2,555
6.05% 3/1/34	9,655	9,131
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,655
7.875% 10/1/12	5,630	6,724
Southern California Edison Co.:
4.65% 4/1/15	3,685	3,459
5% 1/15/14	4,645	4,557
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,232
		120,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,535	$ 1,706
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,428
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,131
7.3% 12/1/10	4,480	5,060
		16,325
Multi-Utilities & Unregulated Power - 0.4%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,431
7% 4/1/12	4,485	4,966
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,126
7.5% 1/15/31	1,270	1,187
		23,710
TOTAL UTILITIES		160,627
TOTAL NONCONVERTIBLE BONDS (Cost $1,471,604)		1,521,725
U.S. Government and Government Agency Obligations - 17.5%

U.S. Government Agency Obligations - 5.6%
Fannie Mae:
4.375% 7/17/13	20,950	19,778
4.625% 10/15/13	50,000	48,678
5% 5/14/07	24,000	24,025
5.25% 8/1/12	2,280	2,299
5.5% 7/18/12	34,500	34,843
6% 5/15/11	7,555	8,204
6.125% 3/15/12	22,972	25,016
6.25% 2/1/11	7,655	8,299
6.25% 7/19/11	55,500	56,091
6.25% 3/22/12	19,683	20,377
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,203
Freddie Mac:
4.5% 1/15/14	25,300	24,299
5.25% 11/5/12	5,610	5,548
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 29,045	$ 30,851
6% 5/25/12	7,900	7,922
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		327,433
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,181
6.125% 8/15/29	204,351	225,632
6.25% 5/15/30	4,610	5,181
6.375% 8/15/27	30,445	34,474
8% 11/15/21	66,000	86,945
9.875% 11/15/15	6,825	9,922
11.25% 2/15/15	21,590	33,669
U.S. Treasury Notes:
2.375% 8/15/06	45,005	44,873
3.375% 12/15/08	5,200	5,164
4% 11/15/12 (c)	188,820	183,908
5% 8/15/11	5,312	5,585
6.5% 2/15/10	27,000	30,704
TOTAL U.S. TREASURY OBLIGATIONS		691,238
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,031,346)		1,018,671
U.S. Government Agency - Mortgage Securities - 37.0%

Fannie Mae - 35.1%
4% 5/1/19 (b)	242,753	238,158
4.5% 7/1/33 to 12/1/33	64,796	60,883
5% 12/1/17	2,567	2,586
5% 5/1/34 (b)	354,321	343,361
5.5% 2/1/11 to 11/1/33	134,193	134,960
5.5% 5/1/34 (b)	79,092	78,919
6% 1/1/13 to 6/1/32	10,344	10,744
6% 5/1/19 (b)	309,332	322,482
6.5% 3/1/06 to 4/1/33	309,715	324,966
6.5% 5/1/19 (b)	94,436	99,045
7% 7/1/22 to 1/1/34	266,013	281,425
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 5/1/34 (b)	$ 125,000	$ 132,148
7.5% 6/1/25 to 8/1/29	6,951	7,456
9.5% 1/1/17 to 2/1/25	558	627
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		2,037,773
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	960	1,046
Government National Mortgage Association - 1.9%
5.5% 12/15/32 to 8/15/33	10,946	10,960
5.5% 5/1/34 (b)	7,619	7,619
6% 10/15/08 to 10/15/30	14,824	15,263
6% 5/1/34 (b)	7,427	7,612
6.5% 3/15/26 to 2/15/33	6,998	7,315
7% 8/15/23 to 12/15/32	54,874	58,356
7.5% 10/15/05 to 8/15/28	3,169	3,417
8% 9/15/24 to 5/15/32	645	705
8.5% 1/15/31	34	38
9% 4/15/23	8	9
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		111,294
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,157,945)		2,150,113
Asset-Backed Securities - 5.4%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 2.95% 11/25/32 (d)	3,646	3,720
Series 2004-HE1:
Class M1, 1.6% 2/25/34 (d)	2,300	2,300
Class M2, 2.2% 2/25/34 (d)	2,600	2,601
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	4,600	4,609
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (d)	1,290	1,291
Class M2, 1.58% 4/25/34 (d)	1,000	1,001
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (d)	7,708	7,734
Series 2003-HE7 Class A3, 1.46% 12/15/33 (d)	11,715	11,752
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (d)	$ 10,414	$ 10,439
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	3,830	4,007
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (d)	8,570	8,621
Series 2003-2B Class B2, 3.5% 2/17/09	7,080	7,163
Series 2003-A4 Class A4, 3.65% 7/15/11	3,139	3,097
Series 2003-B1 Class B1, 2.27% 2/17/09 (d)	13,465	13,706
Series 2003-B4 Class B4, 1.9% 7/15/11 (d)	6,635	6,769
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (d)	3,150	3,249
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (d)	4,365	4,365
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	858	873
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (d)	15,800	15,852
Series 2002-B1 Class B1, 1.44% 6/25/09 (d)	9,430	9,467
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (d)	5,450	5,445
Series 2004-3 Class M1, 1.6% 6/25/34 (d)	1,525	1,524
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (d)	1,400	1,414
Class M2, 2.85% 11/25/33 (d)	700	704
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (d)	425	424
Class M4, 2% 3/25/34 (d)	325	324
Class M6, 2.35% 3/25/34 (d)	400	399
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,517
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,452
GSAMP Trust Series 2004-FM2:
Class M1, 1.6% 1/25/34 (d)	3,500	3,500
Class M2, 2.2% 1/25/34 (d)	1,600	1,600
Class M3, 2.4% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (d)	1,536	1,542
Class M1, 1.98% 8/25/33 (d)	2,915	2,960
Series 2003-4:
Class M1, 1.9% 10/25/33 (d)	4,025	4,076
Class M2, 3% 10/25/33 (d)	4,765	4,842
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-5N Class A, 7.5% 1/27/34 (a)	$ 694	$ 698
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	1,187	1,187
Series 2003-2N Class A, 8% 9/27/33 (a)	1,810	1,819
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	4,611	4,633
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (d)	5,869	5,883
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (d)	4,800	4,938
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.46% 1/15/09 (d)	33,400	33,545
Series 2003-B3 Class B3, 1.475% 1/18/11 (d)	7,085	7,110
Series 2003-B5 Class B5, 1.47% 2/15/11 (d)	9,585	9,659
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (d)	2,225	2,220
Class M2, 1.65% 7/25/34 (d)	400	399
Class M3, 2.05% 7/25/34 (d)	825	823
Class M4, 2.2% 7/25/34 (d)	550	549
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (d)	1,945	1,983
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	47	47
Series 2003-HE1 Class M2, 3% 5/25/33 (d)	5,560	5,644
Series 2003-NC8 Class M1, 1.8% 9/25/33 (d)	2,600	2,610
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (d)	5,135	5,226
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(d)	3,680	3,720
Series 2002-NC3 Class M1, 1.82% 8/25/32 (d)	1,585	1,602
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	496	497
Series 2003-NC2 Class M2, 3.1% 2/25/33 (d)	2,855	2,932
Morgan Stanley Dean Witter Capital I Trust, Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	887	891
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (d)	6,473	6,487
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,498
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.55% 6/25/34 (d)	1,500	1,503
Class M4, 2.075% 6/25/34 (d)	2,520	2,526
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,180
Series 2002-4 Class A, 1.23% 8/18/09 (d)	10,400	10,415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.07% 6/15/33 (d)	$ 5,136	$ 5,146
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(d)	9,340	9,355
TOTAL ASSET-BACKED SECURITIES (Cost $310,072)		312,664
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 2.5%
Banc America Mortgage Securities, Inc.:
Series 2004-D:
Class 1A1, 3.6188% 5/25/34 (d)	14,010	13,979
Class 2A2, 4.2236% 5/25/34 (d)	14,010	13,991
Series 2003-K:
Class 1A1, 3.4069% 12/25/33 (d)	3,783	3,813
Class 2A1, 4.2457% 12/25/33 (d)	9,082	9,089
Series 2003-L Class 2A1, 4.0764% 1/25/34 (d)	16,898	16,789
Series 2004-B:
Class 1A1, 3.4996% 3/25/34 (d)	8,125	8,140
Class 2A2, 4.1831% 3/25/34	6,132	6,127
Series 2004-C Class 1A1, 3.4467% 4/25/34 (d)	12,989	13,000
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (d)	5,517	5,506
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	2,082	2,161
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	7,987	8,327
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (a)(d)	9,082	9,227
Class B4, 2.85% 7/10/35 (a)(d)	6,910	7,020
Class B5, 3.45% 7/10/35 (a)(d)	6,515	6,637
Class B6, 3.95% 7/10/35 (a)(d)	2,961	3,016
Series 2003-CB1:
Class B3, 2.55% 6/10/35 (a)(d)	3,167	3,217
Class B4, 2.75% 6/10/35 (a)(d)	2,833	2,878
Class B5, 3.35% 6/10/35 (a)(d)	1,935	1,971
Class B6, 3.85% 6/10/35 (a)(d)	1,149	1,171
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-A Class B4, 2.3% 2/10/36 (a)(d)	$ 5,993	$ 5,993
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,468	2,575
TOTAL PRIVATE SPONSOR		144,627
U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	7,465	7,590
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	13,769	14,445
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	760	769
Series 2003-73 Class GA, 3.5% 5/25/31	9,673	9,311
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	906	918
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,748
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,038	5,771
Series 2749 Class MZ, 5% 2/15/24	2,557	2,551
Series 2764:
Class ZA, 5% 10/15/32	997	992
Class ZB, 5% 3/15/33	1,684	1,674
Class ZC, 4.5% 3/15/19	1,065	1,058
Series 2769 Class ZA, 5% 9/15/32	1,565	1,557
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8705% 10/16/23 (d)	1,490	1,578
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,919
TOTAL U.S. GOVERNMENT AGENCY		69,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $214,816)		214,508
Commercial Mortgage Securities - 2.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(d)	$ 8,059	$ 8,059
Class B, 3% 4/25/34 (a)(d)	895	895
Class M1, 1.66% 4/25/34 (a)(d)	696	696
Class M2, 2.3% 4/25/34 (a)(d)	696	696
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.38% 4/14/15 (a)(d)	13,671	13,667
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.0658% 2/12/16 (a)(d)	3,810	4,083
COMM floater:
Series 2001-FL5A Class A2, 1.65% 11/15/13 (a)(d)	1,410	1,410
Series 2002-FL7 Class A2, 1.45% 11/15/14 (a)(d)	7,270	7,269
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,533	4,742
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,242
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,066
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,320	2,402
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,544
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	3,400	3,679
Class C1, 7.52% 5/15/06 (a)	3,500	3,794
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,589
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,457
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,197
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,185
Series 2003-47 Class XA, 0.0215% 6/16/43 (d)(f)	36,036	1,758
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	4,085	4,426
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,895
Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	1,220	1,294
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,128
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,733
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	$ 6,100	$ 6,493
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,877
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,190)		156,276
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic:
5.5% 1/15/13	6,375	6,415
7.125% 1/11/12	5,695	6,375
State of Israel 4.625% 6/15/13	1,855	1,718
United Mexican States:
4.625% 10/8/08	23,395	23,278
7.5% 1/14/12	9,800	10,756
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,091)		48,542
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,862
Fixed-Income Funds - 11.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	671,253
Cash Equivalents - 15.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $908,400)	$ 908,479	$ 908,400
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $6,971,842)		7,007,014
NET OTHER ASSETS - (20.7)%		(1,201,608)
NET ASSETS - 100%		$ 5,805,406
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 3,900	$ 3
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	(2)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,900	30
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	4,200	12
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	1,885	25
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	2
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	1,100	(7)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	4,000	(22)
TOTAL CREDIT DEFAULT SWAP		30,860	41
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	$ 50,000	$ 172
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	18
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	60,000	(772)
Receive quarterly a fixed rate equal to 4.6775% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	April 2010	39,445	(311)
TOTAL INTEREST RATE SWAP		158,445	(893)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 11,300	$ (552)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	12,600	(414)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	11,300	(346)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	(39)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	11,300	(340)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	11,300	(275)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	(75)
TOTAL TOTAL RETURN SWAP		89,500	(2,041)
		278,805	(2,893)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $282,336,000 or 4.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,982,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $14,817,799,000 and $14,101,494,000, respectively, of which long-term U.S. government and government agency obligations aggregated $13,430,309,000 and $13,241,027,000, respectively.

Income Tax Information
The fund hereby designates approximately $25,280,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $908,400) (cost $6,971,842) - See accompanying schedule		$ 7,007,014
Cash		355
Receivable for investments sold		6,591
Receivable for fund shares sold		7,167
Interest receivable		49,590
Prepaid expenses		19
Receivable from investment adviser for expense reductions		4
Other affiliated receivables		5
Total assets		7,070,745

Liabilities
Payable for investments purchased Regular delivery	$ 7,060
Delayed delivery	1,244,661
Payable for fund shares redeemed	6,796
Distributions payable	415
Unrealized loss on swap agreements	2,893
Accrued management fee	2,069
Distribution fees payable	22
Other affiliated payables	918
Other payables and accrued expenses	505
Total liabilities		1,265,339

Net Assets		$ 5,805,406
Net Assets consist of:
Paid in capital		$ 5,732,605
Undistributed net investment income		3,661
Accumulated undistributed net realized gain (loss) on investments		36,861
Net unrealized appreciation (depreciation) on investments		32,279
Net Assets		$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,088 ÷ 2,958 shares)	$ 7.47

Maximum offering price per share (100/95.25 of $7.47)	$ 7.84
Class T: Net Asset Value and redemption price per share ($29,952 ÷ 4,009 shares)	$ 7.47

Maximum offering price per share (100/96.50 of $7.47)	$ 7.74
Class B: Net Asset Value and offering price per share ($8,700 ÷ 1,164 shares) A	$ 7.47

Class C: Net Asset Value and offering price per share ($6,672 ÷ 893 shares) A	$ 7.47

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,735,154 ÷ 767,832 shares)	$ 7.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,840 ÷ 379.9 shares)	$ 7.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2004

Investment Income
Interest		$ 209,122
Security lending		352
Total income		209,474

Expenses
Management fee	$ 23,634
Transfer agent fees	9,573
Distribution fees	195
Accounting and security lending fees	716
Non-interested trustees' compensation	29
Appreciation in deferred trustees' compensation account	2
Custodian fees and expenses	237
Registration fees	199
Audit	90
Legal	27
Miscellaneous	408
Total expenses before reductions	35,110
Expense reductions	(100)	35,010
Net investment income (loss)		174,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	61,541
Swap agreements	2,162
Total net realized gain (loss)		63,703
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,450)
Swap agreements	(3,003)
Total change in net unrealized appreciation (depreciation)		(142,453)
Net gain (loss)		(78,750)
Net increase (decrease) in net assets resulting from operations		$ 95,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2004	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,464	$ 177,829
Net realized gain (loss)	63,703	151,806
Change in net unrealized appreciation (depreciation)	(142,453)	143,315
Net increase (decrease) in net assets resulting from operations	95,714	472,950
Distributions to shareholders from net investment income	(178,051)	(172,052)
Distributions to shareholders from net realized gain	(92,131)	(73,736)
Total distributions	(270,182)	(245,788)
Share transactions - net increase (decrease)	674,016	1,022,853
Total increase (decrease) in net assets	499,548	1,250,015

Net Assets
Beginning of period	5,305,858	4,055,843
End of period (including undistributed net investment income of $3,661 and undistributed net investment income of $6,963, respectively)	$ 5,805,406	$ 5,305,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.224	.186
Net realized and unrealized gain (loss)	(.095)	.326
Total from investment operations	.129	.512
Distributions from net investment income	(.229)	(.172)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.359)	(.292)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.79% A
Expenses net of voluntary waivers, if any	.83%	.79% A
Expenses net of all reductions	.83%	.79% A
Net investment income (loss)	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 8
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.214	.180
Net realized and unrealized gain (loss)	(.094)	.324
Total from investment operations	.120	.504
Distributions from net investment income	(.220)	(.164)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.350)	(.284)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.96%	.97% A
Expenses net of voluntary waivers, if any	.95%	.95% A
Expenses net of all reductions	.95%	.95% A
Net investment income (loss)	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 10
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.166	.147
Net realized and unrealized gain (loss)	(.095)	.322
Total from investment operations	.071	.469
Distributions from net investment income	(.171)	(.129)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.301)	(.249)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60%	1.60% A
Expenses net of all reductions	1.60%	1.60% A
Net investment income (loss)	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.161	.145
Net realized and unrealized gain (loss)	(.095)	.322
Total from investment operations	.066	.467
Distributions from net investment income	(.166)	(.127)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.296)	(.247)
Net asset value, end of period	$ 7.47	$ 7.70
Total Return B, C, D	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.66%	1.64% A
Expenses net of all reductions	1.66%	1.64% A
Net investment income (loss)	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended April 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Income from Investment Operations
Net investment income (loss)B	.240	.290	.379 D	.445	.433
Net realized and unrealized gain (loss)	(.095)	.483	.158 D	.324	(.388)
Total from investment operations	.145	.773	.537	.769	.045
Distributions from net investment income	(.245)	(.283)	(.377)	(.449)	(.435)
Distributions from net realized gain	(.130)	(.120)	(.010)	-	-
Total distributions	(.375)	(.403)	(.387)	(.449)	(.435)
Net asset value, end of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Total Return A	1.89%	10.82%	7.61%	11.51%	.71%
Ratios to Average Net Assets C
Expenses before expense reductions	.63%	.66%	.66%	.65%	.70%
Expenses net of voluntary waivers, if any	.63%	.66%	.66%	.65%	.70%
Expenses net of all reductions	.63%	.66%	.66%	.64%	.69%
Net investment income (loss)	3.16%	3.86%	5.18% D	6.31%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 5,735	$ 5,274	$ 4,056	$ 2,976	$ 2,130
Portfolio turnover rate	238%	276%	230%	226%	115%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.233	.202
Net realized and unrealized gain (loss)	(.078)	.321
Total from investment operations	.155	.523
Distributions from net investment income	(.245)	(.183)
Distributions from net realized gain	(.130)	(.120)
Total distributions	(.375)	(.303)
Net asset value, end of period	$ 7.48	$ 7.70
Total Return B, C	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.64%	.56% A
Expenses net of voluntary waivers, if any	.64%	.56% A
Expenses net of all reductions	.64%	.56% A
Net investment income (loss)	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,840	$ 275
Portfolio turnover rate	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to Short-term capital gains, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 92,975
Unrealized depreciation	(64,405)
Net unrealized appreciation (depreciation)	28,570
Undistributed ordinary income	33,473
Undistributed long-term capital gain	21,444

Cost for federal income tax purposes	$ 6,978,444

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 244,902	$ 227,354
Long-term Capital Gains	25,280	18,434
Total	$ 270,182	$ 245,788

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 16	$ -
Class T	0%	.25%	42	-
Class B	.65%	.25%	79	57
Class C	.75%	.25%	58	37
			$ 195	$ 94

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	28
Class C*	14
$ 61

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 24.23
Class T	42.25
Class B	24.27
Class C	12.20
Investment Grade Bond	9,470.17
Institutional Class	1.18
	$ 9,573

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,679 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class T	.95%	$ 2
Class B	1.60%	3
		$ 5

FMR voluntarily agreed to reimburse a portion of Investment Grade Bond's operating expenses. During the period, this reimbursement reduced the class' expenses by $40.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 51

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were owners of record of approximately 18% and 10%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the fund.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2004	2003 A
From net investment income
Class A	$ 334	$ 68
Class T	496	90
Class B	197	54
Class C	126	32
Investment Grade Bond	176,877	171,804
Institutional Class	21	4
Total	$ 178,051	$ 172,052
From net realized gain
Class A	$ 86	$ 31
Class T	206	42
Class B	146	41
Class C	101	23
Investment Grade Bond	91,586	73,597
Institutional Class	6	2
Total	$ 92,131	$ 73,736

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to
April 30, 2003.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2004	2003 A	2004	2003 A
Class A
Shares sold	6,935	1,088	$ 53,009	$ 8,282
Reinvestment of distributions	41	12	312	88
Shares redeemed	(5,068)	(50)	(38,622)	(383)
Net increase (decrease)	1,908	1,050	$ 14,699	$ 7,987
Class T
Shares sold	3,443	1,513	$ 26,145	$ 11,450
Reinvestment of distributions	91	17	690	129
Shares redeemed	(876)	(179)	(6,636)	(1,363)
Net increase (decrease)	2,658	1,351	$ 20,199	$ 10,216

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2004	2003 A	2004	2003 A
Class B
Shares sold	693	1,090	$ 5,279	$ 8,264
Reinvestment of distributions	38	11	290	82
Shares redeemed	(569)	(99)	(4,307)	(749)
Net increase (decrease)	162	1,002	$ 1,262	$ 7,597
Class C
Shares sold	742	851	$ 5,684	$ 6,459
Reinvestment of distributions	25	6	192	48
Shares redeemed	(594)	(137)	(4,535)	(1,038)
Net increase (decrease)	173	720	$ 1,341	$ 5,469
Investment Grade Bond
Shares sold	235,224	267,099	$ 1,786,028	$ 2,006,171
Reinvestment of distributions	34,342	31,580	261,415	237,126
Shares redeemed	(186,718)	(167,094)	(1,413,531)	(1,251,983)
Net increase (decrease)	82,848	131,585	$ 633,912	$ 991,314
Institutional Class
Shares sold	387	38	$ 2,932	$ 285
Reinvestment of distributions	3	1	21	4
Shares redeemed	(46)	(3)	(350)	(19)
Net increase (decrease)	344	36	$ 2,603	$ 270

A Share Transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 24, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (health care service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (44)
Year of Election or Appointment: 1997 Vice President of the fund. Mr. Grant also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/07/2004	06/04/2004	$0.05

A total of 12.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIGBI-UANN-0604
1.784724.101

Fidelity®

High Income

Fund

Annual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditor's Opinion	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	14.84%	1.08%	6.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 1994. The chart shows how the value of your investment would have grown, and also shows how the Merrrill Lynch U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Fred Hoff, Portfolio Manager of Fidelity® High Income Fund

High-yield continued its rally through most of the year that ended April 30, 2004, bolstered by strong demand from investors searching for yield, an economic recovery and a healthy rebound in equities. Fewer defaults and distressed credits, as well as the focus of corporate America on deleveraging and improving its balance sheets, also played major roles in high yield's advances. Since its most recent low on October 10, 2002, the asset class gained more than 40% through the end of April. For the past year overall, the Merrill Lynch® U.S. High Yield Master II Index rose 14.74%. Nearly every industry in the index had a positive return during the period. But one new trend did emerge: Recent performance was not led by the most speculative-grade credits. Instead, investors focused on the highest credit tiers beginning in early 2004. This flight to quality was sparked by geopolitical unrest, an increase in inflation and the potential for higher interest rates, contributing to a flat return in the final three months of the period.

For the 12 months ending April 30, 2004, the fund gained 14.84%, slightly outperforming the Merrill Lynch U.S. High Yield Master II Index. The fund also beat the LipperSM High Current Yield Funds Average, which returned 13.82%. The fund benefited from strong security selection, especially among investments in the cable industry. Adelphia Communications, NTL and Charter Communications were among the fund's best performers. Adelphia made significant progress in its bankruptcy restructuring. NTL, the leading cable company in the United Kingdom, recently emerged from its own bankruptcy protection and continued to perform very well. Charter Communications benefited as the company refinanced some of its outstanding debt. An investment in Delta Air Lines, however, had a negative impact. Delta was hurt by the company's relatively high costs, the impact of rising oil prices and the airline's inability to resolve a wage dispute with its pilots. Also performing poorly were plastics companies PolyOne and Applied Extrusion, hurt by rising raw material prices and weaker-than-expected earnings.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CMS Energy Corp.	2.9	2.4
AES Corp.	2.6	3.7
Nextel Communications, Inc.	2.4	2.3
CSC Holdings, Inc.	1.9	1.7
The Coastal Corp.	1.9	1.6
	11.7
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	10.7	11.9
Telecommunications	10.5	12.4
Energy	9.3	10.1
Cable TV	8.0	7.8
Air Transportation	4.9	4.1
Quality Diversification (% of fund's net assets) as of April 30, 2004
As of April 30, 2004 *	As of October 31, 2003 **
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.5%	BBB 1.4%
BB 22.5%	BB 24.1%
B 49.5%	B 43.3%
CCC,CC,C 12.2%	CCC,CC,C 12.2%
Not Rated 6.7%	Not Rated 7.2%
Equities 2.7%	Equities 2.9%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 8.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Nonconvertible Bonds 84.3%		Nonconvertible Bonds 79.0%
	Convertible Bonds, Preferred Stocks 1.4%		Convertible Bonds, Preferred Stocks 2.4%
	Common Stocks 1.5%		Common Stocks 1.3%
	Other Investments 6.9%		Other Investments 8.4%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	8.6%	** Foreign investments	8.2%

Annual Report

Investments April 30, 2004

Showing Percentage of Net Assets

Corporate Bonds - 84.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.2%
Technology - 0.2%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 5,000	$ 2,731
Solectron Corp. liquid yield option note 0% 11/20/20	5,000	2,907
		5,638
Nonconvertible Bonds - 84.3%
Aerospace - 2.6%
BE Aerospace, Inc.:
8% 3/1/08	7,125	6,840
8.875% 5/1/11	10,700	10,326
9.5% 11/1/08	11,235	11,291
L-3 Communications Corp. 6.125% 1/15/14 (f)	5,930	5,797
Ship Finance International Ltd. 8.5% 12/15/13 (f)	40,195	39,370
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	3,000	3,053
		76,677
Air Transportation - 4.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,424
6.977% 11/23/22	825	752
7.377% 5/23/19	10,186	7,640
7.379% 5/23/16	9,792	7,344
7.8% 4/1/08	2,010	1,910
8.608% 10/1/12	9,395	8,972
10.18% 1/2/13	4,239	3,349
10.32% 7/30/14 (f)	3,994	3,155
AMR Corp.:
9% 9/15/16	3,970	3,176
9.17% 1/30/12	860	688
10.13% 6/15/11	860	688
10.45% 11/15/11	2,595	2,102
CHC Helicopter Corp. 7.375% 5/1/14 (f)	2,000	2,025
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	553	481
6.748% 9/15/18	3,369	2,830
6.795% 8/2/18	2,111	1,794
6.8% 7/2/07	297	259
6.9% 1/2/17	7,466	6,197
6.9% 1/2/18	1,249	1,231
6.954% 2/2/11	2,786	2,340
7.373% 12/15/15	4,819	4,193
7.568% 12/1/06	8,015	6,652
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
7.73% 9/15/12	$ 1,647	$ 1,334
8.307% 4/2/18	342	304
8.312% 10/2/12	3,447	2,947
8.321% 11/1/06	2,305	2,178
8.388% 5/1/22	8,919	7,536
8.499% 11/1/12	3,290	2,829
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	508	431
7.9% 12/15/09	3,885	2,137
8.3% 12/15/29	5,650	2,726
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	6,425	5,076
7.57% 11/18/10	4,000	3,889
7.711% 9/18/11	5,354	4,016
7.779% 11/18/05	1,610	1,288
7.779% 1/2/12	23,801	16,661
7.92% 5/18/12	4,130	3,402
Northwest Airlines, Inc. 10.5% 4/1/09	543	435
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	8,357	7,104
7.691% 4/1/17	1,277	1,072
		143,567
Automotive - 1.9%
Cummins, Inc. 9.5% 12/1/10 (h)	2,910	3,376
Dana Corp.:
6.5% 3/1/09	6,832	7,174
10.125% 3/15/10	5,590	6,373
Navistar International Corp. 9.375% 6/1/06	9,430	10,326
Stoneridge, Inc. 11.5% 5/1/12	4,370	5,211
United Components, Inc. 9.375% 6/15/13	1,000	1,060
Visteon Corp.:
7% 3/10/14	17,095	16,656
8.25% 8/1/10	4,455	4,834
		55,010
Broadcasting - 0.6%
Emmis Operating Co. 6.875% 5/15/12 (f)(g)	3,000	2,993
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	3,000	3,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Finance, Inc. 7% 1/15/14 (f)	$ 6,860	$ 6,689
Radio One, Inc. 8.875% 7/1/11	3,715	4,124
		17,166
Building Materials - 1.0%
FastenTech, Inc. 11.5% 5/1/11 (f)	6,040	6,644
Norcraft Companies LP/Norcraft Finance Corp. 9% 11/1/11 (f)	1,570	1,660
Resolution Performance Products LLC/RPP Capital Corp. 8% 12/15/09	4,525	4,706
Texas Industries, Inc. 10.25% 6/15/11	10,000	11,300
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	4,390	4,434
		28,744
Cable TV - 5.3%
Adelphia Communications Corp. 7.875% 5/1/09 (c)	5,000	5,150
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	9,130	9,518
8% 4/15/12 (f)	16,300	16,259
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	13,070	8,463
8.625% 4/1/09	2,195	1,833
9.625% 11/15/09	12,300	10,455
10% 4/1/09	3,000	2,625
10% 5/15/11	3,170	2,647
10.25% 1/15/10	1,866	1,614
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	9,410	9,328
CSC Holdings, Inc.:
7.625% 4/1/11	26,375	27,496
7.625% 7/15/18	1,465	1,480
9.875% 2/15/13	10,317	10,730
9.875% 4/1/23	3,000	3,127
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	6,585	7,408
EchoStar DBS Corp.:
5.75% 10/1/08 (f)	3,000	3,000
10.375% 10/1/07	10,145	10,957
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,430
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
NTL Cable PLC 8.75% 4/15/14 (f)	$ 9,770	$ 10,039
Telewest PLC:
11% 10/1/07 (c)	6,392	4,027
yankee 9.625% 10/1/06 (c)	8,685	5,298
Videotron LTEE 6.875% 1/15/14	2,350	2,385
		156,269
Capital Goods - 3.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)	6,140	6,846
Dresser, Inc. 9.375% 4/15/11	4,770	5,152
Erico International Corp. 8.875% 3/1/12 (f)	3,680	3,754
Invensys PLC 9.875% 3/15/11 (f)	5,890	6,229
Mueller Group, Inc. 5.9188% 11/1/11 (f)(h)	7,390	7,575
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	18,237	18,419
Roller Bearing Holding, Inc. 13% 6/15/09 (f)	22,220	22,442
SPX Corp. 6.25% 6/15/11	3,000	2,993
Terex Corp.:
7.375% 1/15/14 (f)	7,560	7,862
9.25% 7/15/11	2,000	2,230
10.375% 4/1/11	5,000	5,650
		89,152
Chemicals - 2.0%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	15,955	17,790
Georgia Gulf Corp. 7.125% 12/15/13 (f)	2,670	2,790
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	2,860	3,160
Huntsman ICI Holdings LLC 0% 12/31/09	2,505	1,278
Koppers, Inc. 9.875% 10/15/13 (f)	2,080	2,288
Lyondell Chemical Co.:
9.625% 5/1/07	1,875	1,973
9.875% 5/1/07	6,745	7,091
Millennium America, Inc. 9.25% 6/15/08	1,000	1,085
Nalco Co. 7.75% 11/15/11 (f)	4,140	4,378
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,166
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,420	2,602
PolyOne Corp.:
8.875% 5/1/12	5,000	4,950
10.625% 5/15/10	5,000	5,250
		57,801
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - 0.4%
Amscan Holdings, Inc. 8.75% 5/1/14 (f)	$ 3,170	$ 3,218
Central Garden & Pet Co. 9.125% 2/1/13	4,450	4,940
The Scotts Co. 6.625% 11/15/13 (f)	4,080	4,202
		12,360
Containers - 2.4%
Anchor Glass Container Corp. 11% 2/15/13	3,900	4,524
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	21,670	16,523
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,718
BWAY Corp. 10% 10/15/10	1,590	1,717
Crown Cork & Seal, Inc.:
7.375% 12/15/26	725	645
8% 4/15/23	3,685	3,482
Crown European Holdings SA 10.875% 3/1/13	3,705	4,316
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	3,750	3,938
8.25% 5/15/13	3,000	3,090
8.75% 11/15/12	3,000	3,255
8.875% 2/15/09	4,000	4,340
Owens-Illinois, Inc.:
7.15% 5/15/05	6,478	6,729
7.35% 5/15/08	2,020	2,000
7.8% 5/15/18	1,070	987
Solo Cup Co. 8.5% 2/15/14 (f)	3,040	3,131
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	6,905	6,784
		71,179
Diversified Media - 2.2%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,916
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,253
LBI Media, Inc. 10.125% 7/15/12	9,390	10,658
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,520
Vivendi Universal SA:
6.25% 7/15/08	18,000	18,810
9.25% 4/15/10	16,170	18,757
		62,914
Electric Utilities - 10.2%
AES Corp.:
8.375% 8/15/07	1,730	1,739
8.75% 6/15/08	1,628	1,685
8.75% 5/15/13 (f)	30,000	32,438
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
8.875% 2/15/11	$ 906	$ 950
9% 5/15/15 (f)	4,000	4,340
9.375% 9/15/10	13,149	14,069
9.5% 6/1/09	17,342	18,534
Allegheny Energy Supply Co. LLC 8.75% 4/15/12 (f)	12,485	12,516
Calpine Corp.:
6.89% 7/15/07 (f)(h)	12,838	12,068
8.5% 7/15/10 (f)	2,950	2,611
Calpine Generating Co. LLC:
5% 4/1/09 (f)(h)	5,000	4,975
7% 4/1/10 (f)(h)	7,290	6,944
CMS Energy Corp.:
7.625% 11/15/04	10,405	10,639
7.75% 8/1/10 (f)	25,000	25,219
8.5% 4/15/11	11,175	11,622
8.9% 7/15/08	18,200	19,201
9.875% 10/15/07	12,650	13,789
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	4,370	4,446
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	5,330	5,810
Edison International 6.875% 9/15/04	6,750	6,885
Illinois Power Co.:
6.75% 3/15/05	1,750	1,772
7.5% 6/15/09	550	611
11.5% 12/15/10	16,080	19,095
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	1,150	1,248
Nevada Power Co.:
9% 8/15/13 (f)	3,000	3,315
10.875% 10/15/09	4,000	4,640
NRG Energy, Inc. 8% 12/15/13 (f)	16,835	17,003
Reliant Energy, Inc.:
9.25% 7/15/10	4,100	4,367
9.5% 7/15/13	4,620	5,013
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	2,270	2,242
TECO Energy, Inc.:
6.125% 5/1/07	8,660	8,790
7.5% 6/15/10	7,545	7,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TECO Energy, Inc.: - continued
10.5% 12/1/07	$ 6,370	$ 7,198
Western Resources, Inc. 7.125% 8/1/09	3,940	4,304
		297,830
Energy - 9.3%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,658
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,610	6,059
Chesapeake Energy Corp. 7.5% 9/15/13	4,000	4,290
El Paso Corp. 7.875% 6/15/12	11,655	10,358
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,373
7.375% 12/15/12	7,485	6,428
El Paso Production Holding Co. 7.75% 6/1/13	12,115	11,509
Evergreen Resources, Inc. 5.875% 3/15/12 (f)	4,050	3,989
EXCO Resources, Inc. 7.25% 1/15/11 (f)	2,310	2,350
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	1,050	1,061
General Maritime Corp. 10% 3/15/13	9,615	10,865
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,148
9.625% 12/1/07	2,000	2,240
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	7,543	9,240
Hanover Compressor Co. 8.625% 12/15/10	2,030	2,142
KCS Energy, Inc. 7.125% 4/1/12 (f)	3,670	3,670
Key Energy Services, Inc.:
6.375% 5/1/13	2,000	1,960
8.375% 3/1/08	2,890	3,092
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,414
Nuevo Energy Co. 9.375% 10/1/10	7,945	8,819
OAO Gazprom 9.625% 3/1/13 (f)	3,000	3,090
OMI Corp. 7.625% 12/1/13	2,910	2,997
Pogo Producing Co. 8.25% 4/15/11	2,000	2,240
Premcor Refining Group, Inc.:
7.75% 2/1/12	3,000	3,135
9.25% 2/1/10	5,000	5,625
Range Resources Corp. 7.375% 7/15/13	6,785	6,955
Seabulk International, Inc. 9.5% 8/15/13	6,285	6,536
SESI LLC 8.875% 5/15/11	2,000	2,160
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Sonat, Inc.:
6.625% 2/1/08	$ 12,595	$ 11,225
6.75% 10/1/07	520	475
6.875% 6/1/05	16,615	16,636
7.625% 7/15/11	1,485	1,294
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,126
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13 (f)	2,120	2,120
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,700
The Coastal Corp.:
6.2% 5/15/04	2,550	2,550
6.5% 5/15/06	12,550	11,828
6.5% 6/1/08	10,660	9,141
7.5% 8/15/06	16,940	16,093
7.625% 9/1/08	6,760	6,000
7.75% 6/15/10	9,005	7,789
10.75% 10/1/10	770	757
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	14,105	14,246
Williams Companies, Inc.:
7.125% 9/1/11	16,810	17,566
7.625% 7/15/19	3,000	2,925
8.625% 6/1/10	8,460	9,264
8.75% 3/15/32	5,000	5,125
		272,263
Environmental - 1.2%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	8,475	8,136
6.125% 2/15/14 (f)	4,750	4,489
7.625% 1/1/06	16,995	18,057
8.5% 12/1/08	4,290	4,783
		35,465
Food and Drug Retail - 1.8%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,685
8.25% 7/15/10	20,470	22,312
Rite Aid Corp.:
6.875% 8/15/13	6,800	6,358
7.125% 1/15/07	5,120	5,197
8.125% 5/1/10	5,000	5,413
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
11.25% 7/1/08	$ 1,925	$ 2,137
12.5% 9/15/06	8,565	9,893
		53,995
Food/Beverage/Tobacco - 2.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	6,865	7,517
Corn Products International, Inc.:
8.25% 7/15/07	13,750	15,125
8.45% 8/15/09	7,500	8,644
Dean Foods Co. 8.15% 8/1/07	5,198	5,744
Doane Pet Care Co. 10.75% 3/1/10	6,375	6,789
Dole Food Co., Inc.:
8.625% 5/1/09	6,000	6,450
8.875% 3/15/11	2,400	2,526
Michael Foods, Inc. 8% 11/15/13 (f)	1,810	1,901
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)	9,990	10,789
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	2,050	2,178
		67,663
Gaming - 2.3%
Argosy Gaming Co. 7% 1/15/14 (f)	3,680	3,754
Herbst Gaming, Inc. 10.75% 9/1/08	1,750	1,969
Mandalay Resort Group 9.5% 8/1/08	5,385	6,247
MGM MIRAGE:
5.875% 2/27/14 (f)	8,900	8,600
9.75% 6/1/07	4,000	4,500
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,338
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,090
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,390
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	11,140	11,140
Premier Entertainment Biloxi LLC 10.75% 2/1/12 (f)	2,080	2,236
Seneca Gaming Corp. 7.25% 5/1/12 (f)	3,000	3,041
Station Casinos, Inc. 6% 4/1/12 (f)	5,640	5,640
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,025	1,133
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,160	1,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	$ 2,241	$ 2,420
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,600	1,728
		66,575
Healthcare - 4.3%
AmeriPath, Inc.:
10.5% 4/1/13	17,030	17,371
10.5% 4/1/13 (f)	8,050	8,211
AmerisourceBergen Corp. 8.125% 9/1/08	1,830	2,008
Fountain View, Inc. 9.25% 8/19/08 (e)	28,275	28,063
Genesis HealthCare Corp. 8% 10/15/13 (f)	1,500	1,571
HealthSouth Corp.:
7% 6/15/08	2,000	2,000
7.625% 6/1/12	6,915	6,915
8.375% 10/1/11	1,730	1,747
10.75% 10/1/08	4,315	4,337
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	3,610	3,646
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,110	2,448
NeighborCare, Inc. 6.875% 11/15/13 (f)	7,400	7,622
Psychiatric Solutions, Inc. 10.625% 6/15/13	9,600	10,968
Quintiles Transnational Corp. 10% 10/1/13 (f)	4,045	4,207
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,148
Service Corp. International (SCI) 6% 12/15/05	122	123
Tenet Healthcare Corp.:
5% 7/1/07	1,195	1,099
6.375% 12/1/11	8,065	6,976
7.375% 2/1/13	5,940	5,346
Triad Hospitals, Inc. 7% 11/15/13	3,000	2,970
VWR International, Inc.:
6.875% 4/15/12 (f)	2,240	2,302
8% 4/15/14 (f)	2,240	2,307
		125,385
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,683
KB Home:
5.75% 2/1/14 (f)	600	578
8.625% 12/15/08	2,000	2,225
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,160
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,250
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
WCI Communities, Inc.:
7.875% 10/1/13	$ 3,440	$ 3,595
10.625% 2/15/11	4,440	4,906
		22,397
Hotels - 0.9%
Gaylord Entertainment Co. 8% 11/15/13 (f)	2,910	3,019
Hines Nurseries, Inc. 10.25% 10/1/11	1,610	1,763
Host Marriott LP:
7.125% 11/1/13	3,000	3,045
8.375% 2/15/06	8,040	8,603
ITT Corp. 6.75% 11/15/05	3,600	3,771
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,538
		25,739
Leisure - 1.4%
Equinox Holdings Ltd. 9% 12/15/09 (f)	1,000	1,030
Six Flags, Inc.:
8.875% 2/1/10	4,890	4,969
9.625% 6/1/14 (f)	16,385	17,102
True Temper Sports, Inc. 8.375% 9/15/11 (f)	4,410	4,520
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	9,265	10,747
Vail Resorts, Inc. 6.75% 2/15/14 (f)	3,640	3,540
		41,908
Metals/Mining - 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	3,475	3,605
Better Minerals & Aggregates Co. 13% 9/15/09	22,015	16,952
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,254
Massey Energy Co. 6.625% 11/15/10	3,800	3,819
Wise Metals Group LLC 10.25% 5/15/12 (f)	6,130	6,130
		32,760
Paper - 3.4%
Abitibi-Consolidated, Inc. yankee 5.25% 6/20/08	2,000	1,935
Boise Cascade Corp. 6.5% 11/1/10	3,320	3,469
Buckeye Technologies, Inc. 8.5% 10/1/13	3,680	3,901
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	8,285	8,119
Chesapeake Corp. 7.2% 3/15/05	2,500	2,513
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,180
8% 1/15/24 (f)	7,430	7,718
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.: - continued
8.125% 5/15/11	$ 2,585	$ 2,911
8.875% 2/1/10	2,000	2,310
8.875% 5/15/31	5,320	5,958
9.5% 12/1/11	26,433	32,050
Norampac, Inc. 6.75% 6/1/13	4,480	4,682
Norske Skog Canada Ltd.:
7.375% 3/1/14 (f)	3,080	3,134
8.625% 6/15/11	9,290	10,056
Riverside Forest Products Ltd. 7.875% 3/1/14 (f)	2,720	2,815
Stone Container Corp. 8.375% 7/1/12	5,000	5,388
		99,139
Publishing/Printing - 2.6%
American Color Graphics, Inc. 10% 6/15/10	4,500	3,870
American Media Operations, Inc. 8.875% 1/15/11	1,490	1,505
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	1,280	1,366
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	3,150	3,418
9.875% 8/15/13 (f)	3,710	4,044
Dex Media, Inc.:
0% 11/15/13 (d)(f)	6,455	3,938
8% 11/15/13 (f)	13,040	12,518
Houghton Mifflin Co. 9.875% 2/1/13	4,155	4,113
Mail-Well I Corp. 7.875% 12/1/13 (f)	5,130	4,861
PEI Holdings, Inc. 11% 3/15/10	3,000	3,488
PRIMEDIA, Inc. 7.625% 4/1/08	29,012	29,302
Sun Media Corp. Canada 7.625% 2/15/13	2,000	2,120
		74,543
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,238
TFM SA de CV yankee:
10.25% 6/15/07	860	882
11.75% 6/15/09	5,625	5,611
		7,731
Restaurants - 0.3%
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	3,670	3,734
NE Restaurant, Inc. 10.75% 7/15/08	5,280	4,739
		8,473
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Services - 0.3%
Iron Mountain, Inc. 6.625% 1/1/16	$ 7,490	$ 7,041
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	4,105	3,099
		10,140
Shipping - 0.1%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)	2,230	2,197
Steels - 1.8%
California Steel Industries, Inc. 6.125% 3/15/14 (f)	4,595	4,377
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	13,790	12,342
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	12,942
International Steel Group, Inc. 6.5% 4/15/14 (f)	11,110	10,610
Ispat Inland ULC 9.75% 4/1/14 (f)	10,250	10,455
Russel Metals, Inc. 6.375% 3/1/14 (f)	2,000	1,965
		52,691
Super Retail - 2.1%
Asbury Automotive Group, Inc.:
8% 3/15/14 (f)	11,225	11,057
9% 6/15/12	9,100	9,419
Barneys, Inc. 9% 4/1/08	2,000	2,060
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	6,074
CSK Automotive, Inc. 7% 1/15/14 (f)	1,670	1,657
FTD, Inc. 7.75% 2/15/14 (f)	2,220	2,198
Gap, Inc. 9.9% 12/15/05	760	836
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	2,040	2,127
Hollywood Entertainment Corp. 9.625% 3/15/11	3,000	3,495
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	3,000	3,398
Sonic Automotive, Inc. 8.625% 8/15/13	13,035	14,078
United Auto Group, Inc. 9.625% 3/15/12	4,150	4,638
		61,037
Technology - 3.9%
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	4,725	4,631
7.75% 5/15/13	1,280	1,280
Avaya, Inc. 11.125% 4/1/09	1,928	2,280
ChipPAC International Ltd. 12.75% 8/1/09	3,470	3,800
Communications & Power Industries, Inc. 8% 2/1/12 (f)	1,740	1,775
Corning, Inc. 6.2% 3/15/16	5,710	5,553
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
General Cable Corp. 9.5% 11/15/10 (f)	$ 1,850	$ 2,035
Marconi Corp. PLC 8% 4/30/08 (f)	3,743	4,080
Nortel Networks Corp. 6.125% 2/15/06	5,000	4,938
Sanmina-SCI Corp. 10.375% 1/15/10	11,465	13,414
Semiconductor Note Partners Trust 0% 8/4/11 (f)	9,535	13,730
Telex Communications, Inc. 11.5% 10/15/08	3,090	3,306
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	2,410	2,675
Viasystems, Inc. 10.5% 1/15/11 (f)	8,030	8,913
Xerox Capital (Europe) PLC 5.875% 5/15/04	3,358	3,358
Xerox Corp.:
7.125% 6/15/10	25,045	25,546
7.625% 6/15/13	12,500	12,813
		114,127
Telecommunications - 7.1%
American Tower Corp.:
7.5% 5/1/12 (f)	2,705	2,644
9.375% 2/1/09	15,130	16,265
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	5,230	4,838
Cincinnati Bell, Inc. 8.375% 1/15/14	1,900	1,786
Citizens Communications Co. 9.25% 5/15/11	3,455	3,619
Crown Castle International Corp.:
7.5% 12/1/13	6,280	6,249
7.5% 12/1/13	7,430	7,393
9.375% 8/1/11	2,310	2,524
10.75% 8/1/11	10,840	12,303
Inmarsat Finance PLC 7.625% 6/30/12 (f)	5,910	5,999
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	7,545	6,753
MCI, Inc.:
5.908% 5/1/07	460	455
6.688% 5/1/09	460	436
7.735% 5/1/14	394	367
Millicom International Cellular SA 10% 12/1/13 (f)	7,410	7,781
Nextel Communications, Inc.:
7.375% 8/1/15	17,650	18,400
9.375% 11/15/09	17,450	18,846
9.5% 2/1/11	6,840	7,763
Primus Telecom Holding, Inc. 8% 1/15/14 (f)	5,065	4,660
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	$ 4,485	$ 4,149
7.5% 2/15/14 (f)	17,565	16,072
Rogers Wireless, Inc. 6.375% 3/1/14 (f)	14,450	13,872
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)	2,000	1,840
Triton PCS, Inc.:
8.75% 11/15/11	11,645	10,772
9.375% 2/1/11	2,900	2,741
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,130
U.S. West Communications:
5.625% 11/15/08	5,000	4,900
5.65% 11/1/04	2,000	2,000
6.125% 11/15/05	6,950	7,020
7.2% 11/1/04	9,224	9,339
		206,916
Textiles & Apparel - 0.4%
GFSI, Inc. 9.625% 3/1/07	4,440	4,307
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. 9.25% 5/1/12 (f)	7,410	7,410
		11,717
TOTAL NONCONVERTIBLE BONDS		2,461,530
TOTAL CORPORATE BONDS (Cost $2,337,929)		2,467,168
Common Stocks - 1.5%
	Shares
Cable TV - 0.8%
EchoStar Communications Corp. Class A (a)	200,860	6,667
NTL, Inc. (a)	311,990	17,712
Ono Finance PLC rights 5/31/09 (a)(f)	7,460	0
		24,379
Consumer Products - 0.3%
Revlon, Inc. Class A (a)	2,486,400	8,329
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(i)	13,662,268	137
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	268,095	$ 2,292
Healthcare - 0.0%
Fountain View, Inc. (i)	8,484	142
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (i)	159,600	1,462
Services - 0.0%
Spincycle LLC:
Class A	418,003	157
Class F	2,936	1
		158
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,000	50
Telecommunications - 0.2%
American Tower Escrow Corp. warrants 8/1/08 (a)(f)	9,090	1,418
Covad Communications Group, Inc. (a)	5,784	12
Nextel Communications, Inc. Class A (a)	179,525	4,283
		5,713
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (i)	143,778	1,737
TOTAL COMMON STOCKS (Cost $53,611)		44,399
Nonconvertible Preferred Stocks - 1.2%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	46
Broadcasting - 0.2%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	11,781	5,655
Cable TV - 0.5%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	105,005	10,994
Series H, 11.75%	49,881	5,238
PTV, Inc. Series A, 10.00%	1	0
		16,232
Publishing/Printing - 0.5%
PRIMEDIA, Inc. Series D, 10.00%	152,680	14,352
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,650)		36,285
Floating Rate Loans - 6.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Automotive - 0.3%
TRW Automotive Holdings Corp. Tranche D1 term loan 2.9375% 2/28/11 (h)	$ 7,652	$ 7,748
Broadcasting - 0.2%
Nexstar Broadcasing Group, Inc. Tranche C term loan 3.36% 12/31/10 (h)	5,087	5,157
Spanish Broadcasting System, Inc. term loan 4.36% 10/30/09 (h)	898	909
		6,066
Cable TV - 1.4%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (h)	3,000	2,925
Century-TCI California LP:
revolver loan 4% 12/31/07 (h)	3,750	3,675
term loan 6.86% 12/31/07 (h)	3,750	3,675
Charter Communication Operating LLC Tranche B term loan 4.42% 4/27/11 (h)	5,000	4,984
Hilton Head Communications LP:
revolver loan 4% 9/30/07 (h)	7,512	7,249
Tranche B term loan 5.25% 3/31/08 (h)	10,052	9,751
Olympus Cable Holdings LLC Tranche A term loan 5.25% 6/30/10 (h)	10,300	9,811
		42,070
Capital Goods - 0.5%
Invensys International Holding Ltd.:
term loan 5.8613% 12/5/09 (h)	8,000	8,080
Tranche B1 term loan 4.6113% 9/4/09 (h)	5,000	5,019
		13,099
Chemicals - 0.1%
Huntsman Co. LLC Tranche A term loan 5.9375% 3/31/07 (h)	3,231	3,227
Diversified Media - 0.2%
R.H. Donnelly Corp. Tranche B2 term loan 3.369% 6/30/10 (h)	4,544	4,607
Electric Utilities - 0.5%
AES Corp. term loan 5.32% 4/30/08 (h)	3,140	3,179
Astoria Energy LLC term loan 6.7011% 4/15/12 (h)	10,000	10,075
NRG Energy, Inc. term loan 5.5% 6/23/10 (h)	1,594	1,642
NRG Energy, Inc. Credit-Linked Deposit 5.5% 6/23/10 (h)	896	923
		15,819
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - 0.0%
Magellan Midstream Holdings LP Tranche A term loan 4.67% 6/17/08 (h)	$ 785	$ 794
Hotels - 0.4%
Wyndham International, Inc. term loan:
5.875% 6/30/06 (h)	6,780	6,509
6.875% 4/1/06 (h)	4,578	4,521
		11,030
Publishing/Printing - 0.0%
CBD Media, Inc. Tranche B term loan 3.34% 12/31/09 (h)	643	651
Technology - 0.1%
Alliant Techsystems, Inc. Tranche B term loan 2.924% 3/31/11 (h)	150	151
ON Semiconductor Corp. Tranche F term loan 3.875% 8/4/09 (h)	1,878	1,888
		2,039
Telecommunications - 3.2%
Crown Castle Operating Co. Tranche B term loan 4.61% 9/30/10 (h)	20,398	20,703
Nextel Communications, Inc. Tranche E term loan 3.375% 12/15/10 (h)	23,691	23,987
Qwest Corp.:
Tranche A term loan 6.5% 6/30/07 (h)	37,390	38,325
Tranche B term loan 6.95% 6/30/10 (h)	10,000	9,800
SpectraSite Communications, Inc. Tranche A term loan 3.7336% 6/30/07 (h)	1,928	1,950
		94,765
TOTAL FLOATING RATE LOANS (Cost $198,986)		201,915
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $161,936)	161,935,553	161,936
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $8,788)	$ 8,789	$ 8,788
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,800,900)		2,920,491
NET OTHER ASSETS - 0.0%		662
NET ASSETS - 100%		$ 2,921,153
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $721,707,000 or 24.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,478,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Fountain View, Inc.	8/19/03	$ 0
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,519,449,000 and $2,105,044,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $201,915,000 or 6.9% of net assets.
Income Tax Information

At April 30, 2004, the fund had a capital loss carryforward of approximately $976,772,000 of which $237,306,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2004

Assets
Investment in securities, at value (including repurchase agreements of $8,788) (cost $ 2,800,900) - See accompanying schedule		$ 2,920,491
Receivable for investments sold		37,226
Receivable for fund shares sold		3,386
Dividends receivable		382
Interest receivable		57,419
Prepaid expenses		9
Other affiliated receivables		6
Other receivables		33
Total assets		3,018,952

Liabilities
Payable for investments purchased Regular delivery	$ 84,685
Delayed delivery	3,000
Payable for fund shares redeemed	4,877
Distributions payable	2,741
Accrued management fee	1,406
Other affiliated payables	437
Other payables and accrued expenses	653
Total liabilities		97,799

Net Assets		$ 2,921,153
Net Assets consist of:
Paid in capital		$ 3,734,503
Undistributed net investment income		47,880
Accumulated undistributed net realized gain (loss) on investments		(980,825)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,595
Net Assets, for 329,170 shares outstanding		$ 2,921,153
Net Asset Value, offering price and redemption price per share ($2,921,153 ÷ 329,170 shares)		$ 8.87

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2004

Investment Income
Dividends		$ 3,860
Interest		226,383
Total income		230,243

Expenses
Management fee	$ 15,756
Transfer agent fees	4,104
Accounting fees and expenses	782
Non-interested trustees' compensation	15
Custodian fees and expenses	76
Registration fees	130
Audit	98
Legal	51
Miscellaneous	112
Total expenses before reductions	21,124
Expense reductions	(9)	21,115
Net investment income (loss)		209,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		146,628
Change in net unrealized appreciation (depreciation) on: Investment securities	11,940
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		11,942
Net gain (loss)		158,570
Net increase (decrease) in net assets resulting from operations		$ 367,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2004	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 209,128	$ 146,137
Net realized gain (loss)	146,628	(126,800)
Change in net unrealized appreciation (depreciation)	11,942	227,369
Net increase (decrease) in net assets resulting from operations	367,698	246,706
Distributions to shareholders from net investment income	(219,112)	(134,150)
Share transactions Net proceeds from sales of shares	1,219,769	1,003,481
Reinvestment of distributions	172,936	100,467
Cost of shares redeemed	(966,274)	(423,930)
Net increase (decrease) in net assets resulting from share transactions	426,431	680,018
Redemption fees	798	664
Total increase (decrease) in net assets	575,815	793,238

Net Assets
Beginning of period	2,345,338	1,552,100
End of period (including undistributed net investment income of $47,880 and undistributed net investment income of $33,984, respectively)	$ 2,921,153	$ 2,345,338
Other Information Shares
Sold	139,273	131,032
Issued in reinvestment of distributions	19,658	13,135
Redeemed	(110,276)	(55,823)
Net increase (decrease)	48,655	88,344

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.08	$ 9.25	$ 11.32	$ 13.08
Income from Investment Operations
Net investment income (loss) B	.672	.674	.836 D,E	1.104	1.192
Net realized and unrealized gain (loss)	.534	.219	(1.211) D,E	(2.285)	(1.763)
Total from investment operations	1.206	.893	(.375)	(1.181)	(.571)
Distributions from net investment income	(.699)	(.616)	(.802)	(.897)	(1.017)
Distributions in excess of net realized gain	-	-	-	-	(.093)
Distributions from return of capital	-	-	-	-	(.088)
Total distributions	(.699)	(.616)	(.802)	(.897)	(1.198)
Redemption fees added to paid in capital B	.003	.003	.007	.008	.009
Net asset value, end of period	$ 8.87	$ 8.36	$ 8.08	$ 9.25	$ 11.32
Total Return A	14.84%	12.15%	(3.86)%	(10.77)%	(4.48)%
Ratios to Average Net Assets C
Expenses before expense reductions	.77%	.79%	.76%	.74%	.75%
Expenses net of voluntary waivers, if any	.77%	.79%	.76%	.74%	.75%
Expenses net of all reductions	.77%	.79%	.76%	.74%	.74%
Net investment income (loss)	7.67%	8.82%	9.90% D,E	10.68%	9.85%
Supplemental Data
Net assets, end of period (in millions)	$ 2,921	$ 2,345	$ 1,552	$ 2,158	$ 2,990
Portfolio turnover rate	84%	81%	69%	60%	50%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.44% to 9.90%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 206,077
Unrealized depreciation	(61,940)
Net unrealized appreciation (depreciation)	144,137
Undistributed ordinary income	34,844
Capital loss carryforward	(976,772)

Cost for federal income tax purposes	$ 2,776,354

The tax character of distributions paid was as follows:

	April 30, 2004	April 30, 2003
Ordinary Income	$ 219,112	$ 134,150

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,080 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

7. Other Information.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-
2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously,

Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (45)

Year of Election or Appointment: 2002

Vice President of High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Frederick D. Hoff, Jr. (39)

Year of Election or Appointment: 2000

Vice President of High Income. Prior to assuming his current responsibilities, Mr. Hoff managed a variety of Fidelity funds. Mr. Hoff also serves as Vice President of FMR (1999) and FMR Co., Inc. (2001).

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of

High Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments,

Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of High Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1990 Assistant Treasurer of High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	8,100,329,990.83	80.294
Against	1,422,303,078.07	14.098
Abstain	326,152,781.71	3.233
Broker Non-Votes	239,610,832.78	2.375
TOTAL	10,088,396,683.39	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	9,697,565,294.00	96.126
Withheld	390,831,389.39	3.874
TOTAL	10,088,396,683.39	100.000
Ralph F. Cox
Affirmative	9,680,209,981.36	95.954
Withheld	408,186,702.03	4.046
TOTAL	10,088,396,683.39	100.000
Laura B. Cronin
Affirmative	9,688,428,945.63	96.035
Withheld	399,967,737.76	3.965
TOTAL	10,088,396,683.39	100.000
Robert M. Gates
Affirmative	9,682,316,458.60	95.975
Withheld	406,080,224.79	4.025
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	9,693,156,461.38	96.082
Withheld	395,240,222.01	3.918
TOTAL	10,088,396,683.39	100.000
Abigail P. Johnson
Affirmative	9,671,266,086.25	95.865
Withheld	417,130,597.14	4.135
TOTAL	10,088,396,683.39	100.000
Edward C. Johnson 3d
Affirmative	9,673,814,620.42	95.891
Withheld	414,582,062.97	4.109
TOTAL	10,088,396,683.39	100.000
Donald J. Kirk
Affirmative	9,687,799,319.36	96.029
Withheld	400,597,364.03	3.971
TOTAL	10,088,396,683.39	100.000
Marie L. Knowles
Affirmative	9,697,151,975.53	96.122
Withheld	391,244,707.86	3.878
TOTAL	10,088,396,683.39	100.000
Ned C. Lautenbach
Affirmative	9,700,421,627.18	96.154
Withheld	387,975,056.21	3.846
TOTAL	10,088,396,683.39	100.000
Marvin L. Mann
Affirmative	9,687,582,879.09	96.027
Withheld	400,813,804.30	3.973
TOTAL	10,088,396,683.39	100.000
William O. McCoy
Affirmative	9,689,927,994.96	96.050
Withheld	398,468,688.43	3.950
TOTAL	10,088,396,683.39	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	9,692,431,222.44	96.075
Withheld	395,965,460.95	3.925
TOTAL	10,088,396,683.39	100.000
William S. Stavropoulos
Affirmative	9,694,870,217.58	96.099
Withheld	393,526,465.81	3.901
TOTAL	10,088,396,683.39	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond
Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPH-UANN-0604
1.784717.101

Item 2. Code of Ethics

As of the end of the period, April 30, 2004, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity High Income Fund, Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Spartan Government Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity High Income Fund	$89,000	$61,000
Fidelity Investment Grade Bond Fund	$69,000	$53,000
Fidelity Short-Term Bond Fund	$75,000	$59,000
Spartan Government Income Fund	$48,000	$39,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$9,000,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Inflation-Protected Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A,B
Fidelity Inflation-Protected Bond Fund	$39,000	$36,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,200,000	$2,900,000
A	Aggregate amounts may reflect rounding.
B	The fund commenced operations on June 26, 2002.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Fidelity High Income Fund	$0	$0
Fidelity Investment Grade Bond Fund	$0	$0
Fidelity Short-Term Bond Fund	$0	$0
Spartan Government Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B, C
Fidelity Inflation-Protected Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	The fund commenced operations on June 26, 2002.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B, C
PwC	$50,000	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Inflation-Protected Bond Fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity High Income Fund	$2,300	$2,100
Fidelity Investment Grade Bond Fund	$2,300	$2,100
Fidelity Short-Term Bond Fund	$2,300	$2,100
Spartan Government Income Fund	$2,300	$2,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A, B	2003A, B, C
Fidelity Inflation-Protected Bond Fund	$3,200	$3,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	The fund commenced operations on June 26, 2002.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B, C
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Inflation-Protected Bond Fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity High Income Fund	$3,500	$2,800
Fidelity Investment Grade Bond Fund	$5,900	$5,000
Fidelity Short-Term Bond Fund	$5,900	$5,100
Spartan Government Income Fund	$2,100	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A, B	2003A, B, C
Fidelity Inflation-Protected Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	The fund commenced operations on June 26, 2002.

In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B, C
PwC	$210,000	$200,000
Deloitte Entities	$660,000	$640,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Inflation-Protected Bond Fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended April 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity High Income Fund	0%
Fidelity Investment Grade Bond Fund	0%
Fidelity Short-Term Bond Fund	0%
Spartan Government Income Fund	0%

According to Deloitte Entities for the fiscal year ended April 30, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Inflation-Protected Bond Fund	0%

(g) For the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate fees billed by PwC of $1,950,000A,B and $1,850,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$250,000	$200,000
Non-Covered Services	$1,700,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

For the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate fees billed by Deloitte Entities of $1,850,000A,B and $1,600,000A,B,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B, C
Covered Services	$650,000	$650,000
Non-Covered Services	$1,200,000	$950,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Inflation-Protected Bond Fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2004